As Filed With The Securities And Exchange Commission On April 29, 2004

Registration No. 33-80958

811-06564

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 23

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 297-8121

Brenda Sneed, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M Street, N.W.

Washington, DC 20036-5869

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2004, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

THE ADVISOR’S EDGE

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2004

The Advisor’s Edge Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset

Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

2

Contents

3	Cross Reference to Definitions	29	Taxes

4	Summary	32	Access to Your Money

11	Fee Table	36	Performance

12	Example	37	Death Benefit

13	The Annuity Policy	39	Other Information

14	Annuity Payments	43	Table of Contents of Statement of Additional Information

18	Purchase	A-1	Appendix A (Condensed Financial Information)

21	Investment Options	B-1	Appendix B

27	Expenses	C-1	Appendix C

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	13
Adjusted Policy Value	33
Annuity Commencement Date	14
Annuity Payment Options	14
Business Day	18
Cash Value	33
Excess Interest Adjustment	33
Guaranteed Period Options	13
Income Phase	13
Initial Premium Payment	18
Net Premium Payment	18
Policy	13
Policy Anniversary	19
Policy Date	19
Policy Owner	40
Policy Value	20, 33
Policy Year	19
Portfolios	21
Premium Payment	18
Qualified Policy	18
Right to Cancel Period	40
Tax Deferral	29

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge Variable Annuity

Advisor’s Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for this rider.

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

4

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying Funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy numbers NA103A and AV515 101 130 600. Owners of policy number NA103A should refer to Appendix B and owners of policy number AV515 101 130 600 should refer to Appendix C of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM(2)

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(4)

Transamerica Growth Opportunities(5)

Transamerica Value Balanced(6)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as Clarion CRA Securities, L.P.

5

(2)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(3)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.
(4)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(5)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(6)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

AllianceBernstein Variable Products Series Fund, Inc.—Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio(1)

VA International Small Portfolio(1)

VA International Value Portfolio(1)

VA Large Value Portfolio(1)

VA Short-Term Fixed Portfolio(1)

VA Small Value Portfolio(1)

(1)	DFA was removed from the beginning of the names.

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

6

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	Effective June 23, 2003, formerly The Montgomery Funds III.
(2)	Effective June 23, 2003, formerly managed by Montgomery Funds Asset Management, LLC.
(3)	Effective June 23, 2003, formerly known as Montgomery Variable Series: Emerging Markets Fund.

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

7

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take all cumulative earnings under the policy free of Excess Interest Adjustments. Amounts withdrawn in excess of cumulative earnings will be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

8

You may choose one of the following death benefits options:

•	Policy Value—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 30% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

9

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variation will be included in your Policy. See your agent or contact us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION.

11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor’s Edge Variable Annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

10

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

(1)	An Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction) will be assessed. The Service Charge will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.
(2)	Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding fees for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.12%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

11

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$246	$758	$1296	$2766
Return of Premium Death Benefit Option (0.60%)	$231	$712	$1220	$2615
Policy Value Death Benefit Option (0.55%)	$226	$697	$1195	$2565

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

12

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

1. THE ANNUITY POLICY

The Advisor’s Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

13

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2 or 4, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

14

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which maybe from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime with a period you chose which maybe from 10 to 20 years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

15

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

16

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 2—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

17

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

18

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states asses on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value when incurred.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
South Dakota	0.00%	1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%
West Virginia	1.00%	1.00%
Wyoming	0.00%	1.00%

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among

19

which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

20

4. INVESTMENT OPTIONS

The Advisor’s Edge variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Owners of Policy Number NA103A should refer to Appendix B; owners of Policy Number AV515 101 130 600 should refer to Appendix C of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM(1)

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(2)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(3)

Transamerica Growth Opportunities(4)

Transamerica Value Balanced(5)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

21

(1)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio(1)

VA International Small Portfolio(1)

VA International Value Portfolio(1)

VA Large Value Portfolio(1)

VA Short-Term Fixed Portfolio(1)

VA Small Value Portfolio(1)

(1)	DFA was removed from the beginning of the names.

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

22

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	Effective June 23, 2004, formerly The Montgomery Funds III.
(2)	Effective June 23, 2004, formerly managed by Montgomery Funds Asset Management, LLC.
(3)	Effective June 23, 2004, formerly known as Montgomery Variable Series: Emerging Markets Fund.

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

23

(1)	Formerly subadvised by The Dreyfus Corporation.
(2)	Formerly known as Dreyfus Small Cap.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Disruptive Trading and Marketing Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or other disruptive trading.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period

24

requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

25

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount into any other Subaccounts. There is no charge for this program.

26

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

•	the money market Subaccount into which money from the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

•	either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate.

A CLOSER LOOK AT

Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

27

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

28

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

29

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the

30

events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

31

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

32

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of your cumulative earnings are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of total Premium Payments divided by the number of payouts made per year.

33

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments; or

(2)	is any gains in the policy.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

34

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less) and the confinement begins or diagnosis is made on or after the policy date.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

35

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but contract owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

36

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

37

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You (owner) are receiving annuity payments under the Life with Emergency CashSM; and

•	The annuitant dies before age 101;

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

38

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date. There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B. Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2003, Peoples Benefit had statutory-basis assets of approximately $13 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

39

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to who benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the

40

Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

41

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners (as well as the Independent Auditors’ Reports on them) are contained in the Statement of Additional Information.

Independent Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

42

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

Owner

Entire Policy

Non-Participating

Misstatement of Age or Sex

Assignment

Addition, Deletion or Substitution of Investments

Excess Interest Adjustment

Computation of Variable Annuity Income Payments

Exchanges

Death Benefit

Stabilized Payments

PERFORMANCE INFORMATION

Money Market Subaccount Yields

30-Day Yield for Non-Money Market Subaccounts

Standardized Average Annual Total Return for Subaccounts

Non-Standardized Average Annual Total Return.

Non-Standardized Adjusted Historical Average Annual Total Return

Individual Computer Generated Illustrations

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

PEOPLES BENEFIT LIFE INSURANCE COMPANY

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

Tax Status of the Policy

Distribution Requirements

Diversification Requirements

Owner Control

Withholding

Qualified Policies

Individual Retirement Annuities

Roth Individual Retirement Annuities (Roth IRA)

Section 403(b) Plans

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Deferred Compensation Plans

Non-Natural Persons

TAXATION OF PEOPLES BENEFIT

STATE REGULATION OF PEOPLES BENEFIT

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT AUDITORS

OTHER INFORMATION

FINANCIAL STATEMENTS

43

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2004)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Return of Premium Death Benefit Option (Total Separate Account Annual Expenses: 0.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.902 1.000	$ $	1.101791 0.902	237,702.677 20,998
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.810 1.000	$ $	1.052733 0.810	411,028.790 66,502
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.873 1.000	$ $	1.083738 0.873	111,467.237 20,619
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.844 1.000	$ $	1.067366 0.844	183,807.344 43,966
Alger Aggressive Growth – Initial Class(1)a 2003 2002 2001	$ $ $	0.614 0.942 1.000	$ $ $	0.824384 0.614 0.942	111,204.222 415,397 306,882
American Century International – Initial Class(2) 2003 2002	$ $	0.795 1.000	$ $	0.990624 0.795	323,170.471 121,922
Clarion Real Estate Securities – Initial Class(1) 2003 2002 2001	$ $ $	1.067 1.036 1.000	$ $ $	1.439114 1.067 1.036	733,552.025 722,298 187,187
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.760 0.953 1.000	$ $ $	0.928381 0.760 0.953	620,881.900 288,515 99,767
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.962 1.000	$ $	1.191720 0.962	39,650.671 23,954
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.923 1.000	$ $	1.385401 0.923	16,459.453 100
J.P. Morgan Enhanced Index – Initial Class(1) 2003 2002 2001	$ $ $	0.708 0.944 1.000	$ $ $	0.907020 0.708 0.944	1,289,513.133 826,647 427,925
Janus Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.612 0.879 1.000	$ $ $	0.803014 0.612 0.879	935,242.122 810,504 448,175
LKCM Strategic Total Return – Initial Class(1)c 2003 2002 2001	$ $ $	0.892 1.003 1.000	$ $ $	1.087280 0.892 1.003	354,352.418 126,658 128,332

A - 1

Return of Premium Death Benefit Option (Total Separate Account Annual Expenses: 0.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.631 0.887 1.000	$ $ $	0.803376 0.631 0.887	419,177.009 217,107 32,547
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.058 1.000	$ $	1.103003 1.058	2,808,699.748 1,477,661
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.730 0.975 1.000	$ $ $	0.980088 0.730 0.975	172,997.132 78,818 56,035
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.940 1.000	$ $	1.184293 0.940	38,370.186 100
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.741 0.959 1.000	$ $ $	0.966804 0.741 0.959	1,064,371.534 200,435 54,216
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.974 1.143 1.000	$ $ $	1.269802 0.974 1.143	165,504.716 184,834 1,000
Transamerica Small/Mid Cap Value – Initial Class(1)f 2003 2002 2001	$ $ $	0.619 1.029 1.000	$ $ $	1.174384 0.619 1.029	227,529.638 290,558 233,982
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.891 1.000	$ $	1.064466 0.891	140,134.754 45,816
Van Kampen Active International Allocation – Initial Class(1) 2003 2002 2001	$ $ $	0.761 0.922 1.000	$ $ $	1.004892 0.761 0.922	697,640.710 837,581 395,120
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.581 0.873 1.000	$ $ $	0.740403 0.581 0.873	335,094.522 167,372 28,739
AllianceBernstein Growth(1) 2003 2002 2001	$ $ $	0.655 0.918 1.000	$ $ $	0.876476 0.655 0.918	292,951.615 95,318 20,943
AllianceBernstein Premier Growth(1) 2003 2002 2001	$ $ $	0.644 0.937 1.000	$ $ $	0.789806 0.644 0.937	57,870.598 118,509 41,541
AllianceBernstein Technology(1) 2003 2002 2001	$ $ $	0.531 0.919 1.000	$ $ $	0.759480 0.531 0.919	164,566.234 32,675 1,000
Credit Suisse – International Focus Portfolio(1) 2003 2002 2001	$ $ $	0.745 0.937 1.000	$ $ $	0.984982 0.745 0.937	439,891.647 300,531 4,922
Credit Suisse – Small Cap Growth Portfolio(1) 2003 2002 2001	$ $ $	0.683 1.037 1.000	$ $ $	1.009053 0.683 1.037	675,552.056 493,136 150,851
VA Global Bond(1)g 2003 2002 2001	$ $ $	1.125 1.029 1.000	$ $ $	1.149659 1.125 1.029	9,384,152.959 5,193,758 1,312,326

A - 2

Return of Premium Death Benefit Option (Total Separate Account Annual Expenses: 0.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
VA International Small(1)g 2003 2002 2001	$ $ $	0.899 0.875 1.000	$ $ $	1.408442 0.899 0.875	5,030,462.442 3,423,422 823,686
VA International Value(1)g 2003 2002 2001	$ $ $	0.823 0.906 1.000	$ $ $	1.228331 0.823 0.906	9,099,983.262 6,090,296 1,319,039
VA Large Value(1)g 2003 2002 2001	$ $ $	0.745 0.941 1.000	$ $ $	0.995999 0.745 0.941	15,889,251.813 9,760,461 2,209,620
VA Short-Term Fixed(1)g 2003 2002 2001	$ $ $	1.058 1.026 1.000	$ $ $	1.065931 1.058 1.026	10,159,183.732 5,860,311 1,689,342
VA Small Value(1)g 2003 2002 2001	$ $ $	0.928 1.046 1.000	$ $ $	1.533537 0.928 1.046	9,157,566.110 7,112,893 1,283,377
Dreyfus IP – Core Bond – Service Class(1) 2003 2002 2001	$ $ $	1.073 1.011 1.000	$ $ $	1.142595 1.073 1.011	363,083.606 242,215 131,467
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.640 0.908 1.000	$ $ $	0.799523 0.640 0.908	169,891.975 22,113 1,000
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.792 0.959 1.000	$ $ $	0.951686 0.792 0.959	666,054.068 379,826 98,828
Federated American Leaders Fund II(1) 2003 2002 2001	$ $ $	0.757 0.955 1.000	$ $ $	0.961029 0.757 0.955	1,588,538.018 1,516,138 726,101
Federated Capital Income Fund II(1) 2003 2002 2001	$ $ $	0.689 0.912 1.000	$ $ $	0.826580 0.689 0.912	88,578.104 64,907 80,523
Federated Fund for U.S. Government Securities II(1) 2003 2002 2001	$ $ $	1.120 1.033 1.000	$ $ $	1.139328 1.120 1.033	1,734,568.805 1,896,903 732,600
Federated High Income Bond Fund II(1)
2003		$0.999		$1.214176	3,794,609.112
2002		$0.992		$0.999	1,585,753
2001		$1.000		$0.992	279,514
Federated Prime Money Fund II(1) 2003 2002 2001	$ $ $	1.020 1.012 1.000	$ $ $	1.020480 1.020 1.012	3,892,259.552 8,205,653 4,627,192
Gartmore GVIT Developing Markets Fund(1)h 2003 2002 2001	$ $ $	0.872 0.971 1.000	$ $ $	1.384188 0.872 0.971	534,117.748 421,990 49,029
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.637 0.959 1.000	$ $ $	0.859676 0.637 0.959	51,422.118 43,840 19,800

A - 3

Return of Premium Death Benefit Option (Total Separate Account Annual Expenses: 0.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.628 0.991 1.000	$ $ $	0.899621 0.628 0.991	69,644.954 24,926 26,548
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.616 0.909 1.000	$ $ $	0.833190 0.616 0.909	55,582.035 20,939 12,997
Liberty Small Company Growth Fund, Variable Series – Class A(1) 2003 2002 2001	$ $ $	0.726 0.965 1.000	$ $ $	1.040451 0.726 0.965	645,130.767 481,351 19,321
Strong Multi Cap Value Fund II(1) 2003 2002 2001	$ $ $	0.744 0.974 1.000	$ $ $	1.023686 0.744 0.974	854,092.940 867,367 167,722
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.046 1.000	$ $	1.076457 1.046	3,653,958.373 1,239,776
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.062 1.000	$ $	1.098159 1.062	2,032,328.432 753,412
Vanguard – Equity Index(2) 2003 2002	$ $	0.817 1.000	$ $	1.042940 0.817	8,121,760.396 3,734,097
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.797 1.000	$ $	1.062613 0.797	1,166,225.739 409,519
Vanguard – REIT Index(2) 2003 2002	$ $	0.941 1.000	$ $	1.267349 0.941	3,222,018.073 1,619,996
Wanger U.S. Smaller Companies(1) 2003 2002 2001	$ $ $	0.838 1.014 1.000	$ $ $	1.193356 0.838 1.014	1,706,191.113 1,270,439 387,646
Wanger International Small Cap(1) 2003 2002 2001	$ $ $	0.730 0.853 1.000	$ $ $	1.080928 0.730 0.853	631,039.327 397,408 91,651

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	DFA was removed from the beginning of the fund names
(h)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

A - 4

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 0.65%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.901 1.000	$ $	1.100876 0.901	161,869.457 161,969
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.809 1.000	$ $	1.051863 0.809	0.000 100
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.873 1.000	$ $	1.082839 0.873	0.000 100
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.844 1.000	$ $	1.066490 0.844	1,026,859.772 100
Alger Aggressive Growth – Initial Class(1)(4)a 2003 2002 2001	$ $ $	5.522 8.473 10.000	$ $ $	7.406285 5.522 8.473	125,369.015 14,455 10,986
American Century International – Initial Class(2) 2003 2002	$ $	0.795 1.000	$ $	0.989796 0.795	64,880.955 19,305
Clarion Real Estate Securities – Initial Class(1)(4) 2003 2002 2001	$ $ $	13.160 12.785 10.000	$ $ $	17.747415 13.160 12.785	145,170.266 13,097 10,674
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.759 0.953 1.000	$ $ $	0.927215 0.759 0.953	81,324.590 139,381 320,061
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.961 1.000	$ $	1.190834 0.961	0.000 6,467
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.923 1.000	$ $	1.384378 0.923	0.000 100
J.P. Morgan Enhanced Index – Initial Class(1)(4) 2003 2002 2001	$ $ $	8.888 11.863 10.000	$ $ $	11.386439 8.888 11.863	622,309.824 28,937 24,087
Janus Growth – Initial Class(1)(4) 2003 2002 2001	$ $ $	4.790 6.880 10.000	$ $ $	6.281798 4.790 6.880	483,925.032 40,800 45,460
LKCM Strategic Total Return – Initial Class(1)(4)c 2003 2002 2001	$ $ $	8.747 9.842 10.000	$ $ $	10.655504 8.747 9.842	101,235.936 6,236 17,910
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.631 0.886 1.000	$ $ $	0.802376 0.631 0.886	6,383.200 5,812 5,812
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.057 1.000	$ $	1.102095 1.057	465,901.044 313,392

A - 5

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 0.65%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.729 0.975 1.000	$ $ $	0.978856 0.729 0.975	92,510.213 6,517 6,517
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.940 1.000	$ $	1.183407 0.940	0.000 100
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.741 0.959 1.000	$ $ $	0.965582 0.741 0.959	182,999.183 22,301 11,591
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.973 1.143 1.000	$ $ $	1.268203 0.973 1.143	49,123.604 45,054 1,000
Transamerica Small/Mid Cap Value – Initial Class(1)(4)f 2003 2002 2001	$ $ $	9.847 16.372 10.000	$ $ $	18.669705 9.847 16.372	84,041.357 5,706 8,115
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.891 1.000	$ $	1.063568 0.891	0.000 100
Van Kampen Active International Allocation – Initial Class(1)(4) 2003 2002 2001	$ $ $	7.109 8.618 10.000	$ $ $	9.380292 7.109 8.618	220,999.685 29,727 27,603
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.581 0.873 1.000	$ $ $	0.739462 0.581 0.873	26,700.574 41,547 25,642
AllianceBernstein Growth(1) 2003 2002 2001	$ $ $	0.654 0.918 1.000	$ $ $	0.875372 0.654 0.918	0.000 1,000 1,000
AllianceBernstein Premier Growth(1) 2003 2002 2001	$ $ $	0.644 0.937 1.000	$ $ $	0.788790 0.644 0.937	11,464.184 55,749 18,708
AllianceBernstein Technology(1) 2003 2002 2001	$ $ $	0.531 0.918 1.000	$ $ $	0.758513 0.531 0.918	14,129.674 15,130 1,000
Credit Suisse – International Focus Portfolio(1)(4) 2003 2002 2001	$ $ $	6.931 8.727 10.000	$ $ $	9.164808 6.931 8.727	157,244.826 10,042 0
Credit Suisse – Small Cap Growth Portfolio(1)(4) 2003 2002 2001	$ $ $	9.560 14.512 10.000	$ $ $	14.110015 9.560 14.512	105,000.119 5,299 7,095
VA Global Bond(1)(4)g 2003 2002 2001	$ $ $	17.693 16.196 10.000	$ $ $	18.069956 17.693 16.196	730,998.447 56,593 17,162
VA International Small(1)(4)g 2003 2002 2001	$ $ $	8.235 8.019 10.000	$ $ $	12.894695 8.235 8.019	669,071.946 46,580 19,471
VA International Value(1)(4)g 2003 2002 2001	$ $ $	10.910 12.026 10.000	$ $ $	16.283703 10.910 12.026	865,739.229 84,437 33,481

A - 6

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 0.65%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
VA Large Value(1)(4)g 2003 2002 2001	$ $ $	17.667 22.329 10.000	$ $ $	23.604732 17.667 22.329	849,099.185 102,887 43,349
VA Short-Term Fixed(1)(4)g 2003 2002 2001	$ $ $	13.774 13.372 10.000	$ $ $	13.876360 13.774 13.372	1,067,984.117 78,964 31,743
VA Small Value(1)(4g) 2003 2002 2001	$ $ $	18.888 21.294 10.000	$ $ $	31.184051 18.888 21.294	605,110.674 79,114 23,256
Dreyfus IP – Core Bond – Service Class(1)(4) 2003 2002 2001	$ $ $	1.072 1.011 1.000	$ $ $	1.141150 1.072 1.011	90,726.303 100,545 80,584
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.639 0.908 1.000	$ $ $	0.798516 0.639 0.908	64,567.698 65,568 1,000
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.792 0.959 1.000	$ $ $	0.950483 0.792 0.959	100,639.495 66,399 17,128
Federated American Leaders Fund II(1)(4) 2003 2002 2001	$ $ $	19.131 24.134 10.000	$ $ $	24.271753 19.131 24.134	166,925.500 11,519 15,543
Federated Capital Income Fund II(1)(4) 2003 2002 2001	$ $ $	10.518 13.920 10.000	$ $ $	12.609999 10.518 13.920	38,460.726 6,101 1,418
Federated Fund for U.S. Government Securities II(1)(4) 2003 2002 2001	$ $ $	15.835 14.616 10.000	$ $ $	16.105222 15.835 14.616	362,543.948 29,709 38,744
Federated High Income Bond Fund II(1)(4) 2003 2002 2001	$ $ $	12.531 12.440 10.000	$ $ $	15.215940 12.531 12.440	302,893.562 40,682 17,806
Federated Prime Money Fund II(1)(4) 2003 2002 2001	$ $ $	13.462 13.366 10.000	$ $ $	13.466238 13.462 13.366	324,599.206 107,651 25,144
Gartmore GVIT Developing Markets Fund(1)(4)h 2003 2002 2001	$ $ $	6.276 6.994 10.000	$ $ $	9.957720 6.276 6.994	191,068.916 14,349 4,863
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.637 0.958 1.000	$ $ $	0.858577 0.637 0.958	19,266.647 31,700 22,563
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.628 0.991 1.000	$ $ $	0.898480 0.628 0.991	7,391.562 8,765 6,018
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.616 0.908 1.000	$ $ $	0.832124 0.616 0.908	34,771.816 31,702 1,000

A - 7

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 0.65%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Liberty Small Company Growth Fund, Variable Series – Class A(1)(4) 2003 2002 2001	$ $ $	8.840 11.752 10.000	$ $ $	12.658764 8.840 11.752	45,244.073 10,517 9,718
Strong Multi Cap Value Fund II(1)(4) 2003 2002 2001	$ $ $	8.345 10.930 10.000	$ $ $	11.474112 8.345 10.930	59,414.352 5,463 1,545
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.045 1.000	$ $	1.075578 1.045	543,197.414 72,773
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.062 1.000	$ $	1.097255 1.062	187,818.265 141,059
Vanguard – Equity Index(2) 2003 2002	$ $	0.816 1.000	$ $	1.042081 0.816	863,820.761 332,603
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.797 1.000	$ $	1.061727 0.797	168,033.293 26,738
Vanguard – REIT Index(2) 2003 2002	$ $	0.941 1.000	$ $	1.266290 0.941	240,889.768 132,235
Wanger U.S. Smaller Companies(1)(4) 2003 2002 2001	$ $ $	20.267 24.521 10.000	$ $ $	28.839247 20.267 24.521	206,682.946 15,557 5,800
Wanger International Small Cap(1)(4) 2003 2002 2001	$ $ $	17.489 20.428 10.000	$ $ $	25.866750 17.489 20.428	120,840.221 5,397 1,252

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.
(4)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on June 18, 2001.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	DFA was removed from the beginning of the fund names
(h)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

A - 8

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 0.75%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.901 1.000	$ $	1.099033 0.901	0.000 100
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.809 1.000	$ $	1.050140 0.809	33,689.754 100
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.872 1.000	$ $	1.081041 0.872	0.000 100
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.844 1.000	$ $	1.064711 0.844	628.296 714
Alger Aggressive Growth – Initial Class(1)a 2003 2002 2001	$ $ $	0.613 0.941 1.000	$ $ $	0.821263 0.613 0.941	36,669.761 1,292,493 18,062
American Century International – Initial Class(2) 2003 2002	$ $	0.795 1.000	$ $	0.988170 0.795	573,521.694 2,481,763
Clarion Real Estate Securities – Initial Class(1) 2003 2002 2001	$ $ $	1.064 1.035 1.000	$ $ $	1.433686 1.064 1.035	141,437.415 894,511 274,282
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.758 0.952 1.000	$ $ $	0.924876 0.758 0.952	26,470.091 22,153 1,000
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.961 1.000	$ $	1.189064 0.961	0.000 100
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.923 1.000	$ $	1.382303 0.923	0.000 1,441
J.P. Morgan Enhanced Index – Initial Class(1) 2003 2002 2001	$ $ $	0.706 0.943 1.000	$ $ $	0.903588 0.706 0.943	1,367,507.815 629,623 394,524
Janus Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.611 0.878 1.000	$ $ $	0.799978 0.611 0.878	306,555.789 263,123 132,719
LKCM Strategic Total Return – Initial Class(1)c 2003 2002 2001	$ $ $	0.890 1.002 1.000	$ $ $	1.083176 0.890 1.002	123,363.381 109,342 37,474
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.630 0.886 1.000	$ $ $	0.800331 0.630 0.886	78,136.229 155,157 1,000
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.057 1.000	$ $	1.100269 1.057	438,083.214 185,509
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.728 0.974 1.000	$ $ $	0.976384 0.728 0.974	29,344.251 174,848 1,000

A - 9

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 0.75%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.939 1.000	$ $	1.181650 0.939	0.000 100
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.739 0.958 1.000	$ $ $	0.963156 0.739 0.958	132,041.061 93,160 53,004
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.971 1.142 1.000	$ $ $	1.265019 0.971 1.142	87,676.723 77,058 1,000
Transamerica Small/Mid Cap Value – Initial Class(1)f 2003 2002 2001	$ $ $	0.618 1.028 1.000	$ $ $	1.169963 0.618 1.028	72,001.844 125,527 3,627,352
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.890 1.000	$ $	1.061814 0.890	28,643.812 100
Van Kampen Active International Allocation – Initial Class(1) 2003 2002 2001	$ $ $	0.759 0.922 1.000	$ $ $	1.001104 0.759 0.922	159,465.145 491,308 397,745
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.580 0.873 1.000	$ $ $	0.737599 0.580 0.873	72,917.580 114,090 24,085
AllianceBernstein Growth(1) 2003 2002 2001	$ $ $	0.653 0.917 1.000	$ $ $	0.873163 0.653 0.917	108,827.248 109,977 1,000
AllianceBernstein Premier Growth(1) 2003 2002 2001	$ $ $	0.643 0.936 1.000	$ $ $	0.786798 0.643 0.936	16,521.337 20,538 14,559
AllianceBernstein Technology(1) 2003 2002 2001	$ $ $	0.530 0.918 1.000	$ $ $	0.756591 0.530 0.918	494,672.402 9,211 1,000
Credit Suisse – International Focus Portfolio(1) 2003 2002 2001	$ $ $	0.743 0.936 1.000	$ $ $	0.981253 0.743 0.936	87,044.177 31,894 28,079
Credit Suisse – Small Cap Growth Portfolio(1) 2003 2002 2001	$ $ $	0.682 1.036 1.000	$ $ $	1.005225 0.682 1.036	100,732.229 700,135 36,710
VA Global Bond(1)g 2003 2002 2001	$ $ $	1.123 1.029 1.000	$ $ $	1.145334 1.123 1.029	1,057,068.273 825,655 484,612
VA International Small(1)g 2003 2002 2001	$ $ $	0.897 0.874 1.000	$ $ $	1.403131 0.897 0.874	397,317.897 298,749 111,015
VA International Value(1)g 2003 2002 2001	$ $ $	0.821 0.906 1.000	$ $ $	1.223687 0.821 0.906	1,018,620.501 849,763 395,967
VA Large Value(1)g 2003 2002 2001	$ $ $	0.743 0.940 1.000	$ $ $	0.992228 0.743 0.940	1,975,692.826 1,456,894 874,090

A - 10

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 0.75%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
VA Short-Term Fixed(1)g 2003 2002 2001	$ $ $	1.055 1.025 1.000	$ $ $	1.061815 1.055 1.025	1,046,833.978 1,027,233 150,702
VA Small Value(1)g 2003 2002 2001	$ $ $	0.926 1.045 1.000	$ $ $	1.527732 0.926 1.045	914,254.787 492,826 142,446
Dreyfus IP – Core Bond – Service Class(1) 2003 2002 2001	$ $ $	1.071 1.010 1.000	$ $ $	1.138281 1.071 1.010	295,677.517 206,501 65,100
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.638 0.907 1.000	$ $ $	0.796501 0.638 0.907	82,137.189 37,422 8,766
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.791 0.958 1.000	$ $ $	0.948103 0.791 0.958	78,836.449 128,122 108,528
Federated American Leaders Fund II(1) 2003 2002 2001	$ $ $	0.755 0.954 1.000	$ $ $	0.957386 0.755 0.954	326,349.257 341,691 109,586
Federated Capital Income Fund II(1) 2003 2002 2001	$ $ $	0.688 0.911 1.000	$ $ $	0.823457 0.688 0.911	189,040.543 49,389 41,288
Federated Fund for U.S. Government Securities II(1) 2003 2002 2001	$ $ $	1.117 1.032 1.000	$ $ $	1.135042 1.117 1.032	260,708.164 368,504 146,980
Federated High Income Bond Fund II(1) 2003 2002 2001	$ $ $	0.997 0.991 1.000	$ $ $	1.209590 0.997 0.991	2,900,468.282 3,296,306 2,697,353
Federated Prime Money Fund II(1) 2003 2002 2001	$ $ $	1.017 1.011 1.000	$ $ $	1.016629 1.017 1.011	709,882.433 1,950,712 562,953
Gartmore GVIT Developing Markets Fund(1)h 2003 2002 2001	$ $ $	0.870 0.970 1.000	$ $ $	1.378954 0.870 0.970	298,053.075 203,957 98,927
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.636 0.958 1.000	$ $ $	0.856427 0.636 0.958	17,601.331 21,618 1,000
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.627 0.990 1.000	$ $ $	0.896210 0.627 0.990	95,415.394 8,107 8,107
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.615 0.908 1.000	$ $ $	0.830041 0.615 0.908	138,499.989 8,102 1,000

A - 11

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 0.75%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Liberty Small Company Growth Fund, Variable Series – Class A(1) 2003 2002 2001	$ $ $	0.725 0.964 1.000	$ $ $	1.036545 0.725 0.964	55,416.233 70,407 21,506
Strong Multi Cap Value Fund II(1) 2003 2002 2001	$ $ $	0.742 0.973 1.000	$ $ $	1.019821 0.742 0.973	291,360.828 154,647 4,683
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.045 1.000	$ $	1.073787 1.045	703,167.020 332,533
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.061 1.000	$ $	1.095438 1.061	357,180.924 100
Vanguard – Equity Index(2) 2003 2002	$ $	0.816 1.000	$ $	1.040340 0.816	601,035.067 169,375
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.797 1.000	$ $	1.059954 0.797	375,251.347 38,402
Vanguard – REIT Index(2) 2003 2002	$ $	0.940 1.000	$ $	1.264203 0.940	796,775.233 70,731
Wanger U.S. Smaller Companies(1) 2003 2002 2001	$ $ $	0.836 1.013 1.000	$ $ $	1.188865 0.836 1.013	687,354.715 333,159 180,422
Wanger International Small Cap(1) 2003 2002 2001	$ $ $	0.729 0.852 1.000	$ $ $	1.076834 0.729 0.852	248,012.565 128,225 16,496

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	DFA was removed from the beginning of the fund names
(h)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

Capital Guardian Global – Initial Class, Capital Guardian Value – Initial Class, Fidelity – VIP Mid Cap Portfolio – Initial Class and Fidelity – VIP Value Strategies Portfolio – Initial Class had not commenced operations as of December 31, 2003, therefore, comparable data is not available.

A - 12

APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.

INVESTMENT OPTIONS

The Advisor’s Edge variable annuity offers you a means of investing in various portfolios offered by eight different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(2)

Transamerica Value Balanced(3)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

(1)	Formerly known as Clarion CRA Securities, L.P.
(2)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(3)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio(1)

VA International Small Portfolio(1)

VA International Value Portfolio(1)

VA Large Value Portfolio(1)

VA Short-Term Fixed Portfolio(1)

VA Small Value Portfolio(1)

(1)	DFA was removed from the beginning of the fund names.

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	As of June 23, 2003, formerly The Montgomery Funds III.
(2)	As of June 23, 2003, formerly managed by Montgomery Asset Management, LLC.
(3)	As of June 23, 2003, formerly known as Montgomery Variable Series: Emerging Markets Fund.

SteinRoe Variable Investment Trust –Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.(1)

Templeton Great Companies Global(2)

(1)	Formerly subadvised by Janus Capital Management, LLC
(2)	Formerly known as Janus Global.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation
(2)	Formerly known as Dreyfus Small Cap Value.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.36%	1.72%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$240	$739	$1265	$2706

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy NA103)

(For the period January 1, 1994 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Alger Aggressive Growth – Initial Class(15)a 2003 2002 2001 2000 1999	$ $ $ $ $	5.522 8.473 10.207 14.961 10.000	$ $ $ $ $	7.406285 5.522 8.473 10.207 14.961	5,226.305 269,026 225,838 293,373 64,889
Clarion Real Estate Securities – Initial Class(15) 2003 2002 2001 2000 1999	$ $ $ $ $	13.160 12.785 11.558 8.998 10.000	$ $ $ $ $	17.747415 13.160 12.785 11.558 8.998	26,400.123 159,784 171,271 114,722 54,834
J.P. Morgan Enhanced Index – Initial Class(14) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	8.888 11.863 13.566 15.328 13.057 10.002 10.000	$ $ $ $ $ $ $	11.386439 8.888 11.863 13.566 15.328 13.057 10.002	43,194.467 468,996 581,098 641,465 434,242 272,747 34,587
Janus Growth – Initial Class(15) 2003 2002 2001 2000 1999	$ $ $ $ $	4.790 6.880 9.645 13.662 10.000	$ $ $ $ $	6.281798 4.790 6.880 9.645 13.662	14,981.005 977,937 826,006 943,017 239,345
LKCM Strategic Total Return – Initial Class(15)b 2003 2002 2001 2000 1999	$ $ $ $ $	8.747 9.842 10.128 10.592 10.000	$ $ $ $ $	10.655504 8.747 9.842 10.128 10.592	6,165.106 94,364 98,753 105,157 14,628
Templeton Great Companies Global – Initial Class(15)c 2003 2002 2001 2000 1999	$ $ $ $ $	7.209 9.809 12.797 15.620 10.00	$ $ $ $ $	8.828406 7.209 9.809 12.797 15.620	66,025.152 115,587 161,472 260,965 155,589
Transamerica Small/Mid Cap Value – Initial Class(14)d 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	9.847 16.372 12.796 11.600 9.024 9.284 10.000	$ $ $ $ $ $ $	18.669705 9.847 16.372 12.796 11.600 9.024 9.284	2,671.595 149,527 691,869 274,892 201,964 317,784 585
Van Kampen Active International Allocation – Initial Class(14) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	7.109 8.618 11.258 13.862 10.541 9.191 10.000	$ $ $ $ $ $ $	9.380292 7.109 8.618 11.258 13.862 10.541 9.191	24,312.574 430,800 580,288 483,666 366,344 145,782 24,827

(For the period January 1, 1994 through December 31, 2003) continued…

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Credit Suisse – International Focus Portfolio(13) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	6.931 8.727 11.279 15.319 10.049 9.601 10.000	$ $ $ $ $ $ $	9.164808 6.931 8.727 11.279 15.319 10.049 9.601	10,333.140 168,948 93,231 140,388 141,359 230,381 106,212
Credit Suisse – Small Cap Growth Portfolio(13) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	9.560 14.512 17.391 21.375 12.724 13.183 10.000	$ $ $ $ $ $ $	14.110015 9.560 14.512 17.391 21.375 12.724 13.183	5,337.828 125,982 199,768 558,195 275,865 89,528 48,791
VA Global Bond(2)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	17.693 16.196 15.386 14.565 14.091 13.103 12.235 11.300 10.000	$ $ $ $ $ $ $ $ $	18.069956 17.693 16.196 15.386 14.565 14.091 13.103 12.235 11.300	78,317.807 707,043 800,958 683,605 518,872 368,039 346,747 317,470 152,950
VA International Small(9)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	8.235 8.019 9.078 9.484 8.054 7.708 10.106 10.145 10.000	$ $ $ $ $ $ $ $ $	12.894695 8.235 8.019 9.078 9.484 8.054 7.708 10.106 10.145	98,219.506 838,157 870,331 790,399 784,305 825,132 869,388 617,388 188,597
VA International Value(8)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	10.910 12.026 14.387 14.660 12.092 10.893 11.214 10.524 10.000	$ $ $ $ $ $ $ $ $	16.283703 10.910 12.026 14.387 14.660 12.092 10.893 11.214 10.524	114,281.924 1,091,330 1,180,227 1,049,264 1,072,798 1,023,764 1,228,043 983,425 271,242
VA Large Value(2)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	17.667 22.329 22.545 20.831 20.013 18.187 14.165 12.034 10.000	$ $ $ $ $ $ $ $ $	23.604732 17.667 22.329 22.545 20.831 20.013 18.187 14.165 12.034	123,392.417 990,327 1,060,336 949,034 942,056 859,894 1,062,867 983,458 358,553

(For the period January 1, 1994 through December 31, 2003) continued…

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
VA Short-Term Fixed(10)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	13.774 13.372 12.757 12.039 11.620 11.089 10.560 10.104 10.000	$ $ $ $ $ $ $ $ $	13.876360 13.774 13.372 12.757 12.039 11.620 11.089 10.560 10.104	92,116.930 1,042,792 1,085,998 990,473 1,002,680 752,441 862,087 821,351 101,709
VA Small Value(9)e 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	18.888 21.294 17.299 15.832 14.506 15.633 12.063 9.948 10.000	$ $ $ $ $ $ $ $ $	31.184051 18.888 21.294 17.299 15.832 14.506 15.633 12.063 9.948	112,489.211 744,983 798,989 772,512 764,208 746,000 864,489 711,634 163,078
Federated American Leaders Fund II(3) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	19.131 24.134 25.361 24.931 23.524 20.130 15.311 12.676 10.000	$ $ $ $ $ $ $ $ $	24.271753 19.131 24.134 25.361 24.931 23.524 20.130 15.311 12.676	14,916.079 225,685 361,703 352,733 327,212 255,419 181,634 67,853 10,179
Federated Capital Income Fund II(5) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	10.518 13.920 16.239 18.110 17.924 15.833 12.584 11.354 10.000	$ $ $ $ $ $ $ $ $	12.609999 10.518 13.920 16.239 18.110 17.924 15.833 12.584 11.354	5,708.559 48,870 81,923 105,603 97,673 74,288 20,024 24,080 2,024
Federated Fund for U.S. Government Securities II(4) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	15.835 14.616 13.745 12.466 12.623 11.801 10.940 10.567 10.000	$ $ $ $ $ $ $ $ $	16.105222 15.835 14.616 13.745 12.466 12.623 11.801 10.940 10.567	25,291.879 530,113 656,938 590,014 547,797 422,127 249,634 117,323 7,159
Federated High Income Bond Fund II(6) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	12.531 12.440 12.350 13.663 13.442 13.174 11.648 10.257 10.000	$ $ $ $ $ $ $ $ $	15.215940 12.531 12.440 12.350 13.663 13.442 13.174 11.648 10.257	48,337.092 318,474 450,308 528,372 589,780 532,325 424,673 146,709 6,320

(For the period January 1, 1994 through December 31, 2003) continued…

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Federated Prime Money Fund II(1) 2003 2002 2001 2000 1999 1998 1997 1996 1995 1994	$ $ $ $ $ $ $ $ $ $	13.462 13.366 12.962 12.304 11.835 11.365 10.900 10.473 10.026 10.000	$ $ $ $ $ $ $ $ $ $	13.466238 13.462 13.366 12.962 12.304 11.835 11.365 10.900 10.473 10.026	52,075.474 677,402 1,296,096 1,296,989 952,527 651,890 312,343 512,275 363,418 70,223
Gartmore GVIT Developing Markets Fund(12)f 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $	6.276 6.994 7.566 10.658 6.508 10.486 10.616 10.000	$ $ $ $ $ $ $ $	9.957720 6.276 6.994 7.566 10.658 6.508 10.486 10.616	16,174.199 219,751 317,226 311,907 227,382 301,041 252,354 135,913
Liberty Small Company Growth Fund, Variable Series – Class A(13) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	8.840 11.752 13.147 13.988 9.507 11.571 10.000	$ $ $ $ $ $ $	12.658764 8.840 11.752 13.147 13.988 9.507 11.571	11,822.023 38,443 51,274 49,289 12,554 11,989 7,407
Strong Multi Cap Value Fund II(14) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	8.245 10.930 10.566 9.863 10.220 10.067 10.000	$ $ $ $ $ $ $	11.474112 8.245 10.930 10.566 9.863 10.220 10.067	6,235.283 95,879 112,351 62,591 53,258 61,989 20,688
Wanger U.S. Smaller Companies(7) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	20.267 24.521 22.158 24.283 19.542 18.098 14.076 9.665 10.000	$ $ $ $ $ $ $ $ $	28.839247 20.267 24.521 22.158 24.283 19.542 18.098 14.076 9.665	25,199.234 144,280 188,112 174,047 164,471 181,215 275,517 110,551 21,864
Wanger International Small Cap(6) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	17.489 20.428 26.080 36.429 16.194 14.011 14.312 10.913 10.000	$ $ $ $ $ $ $ $ $	25.866750 17.489 20.428 26.080 36.429 16.194 14.011 14.312 10.913	8,754.480 102,228 129,873 149,543 182,333 193,817 149,792 80,108 4,237

(1)	Subaccount Inception Date December 7, 1994.
(2)	Subaccount Inception Date January 18,1995.
(3)	Subaccount Inception Date March 10, 1995.
(4)	Subaccount Inception Date June 28, 1995.
(5)	Subaccount Inception Date July 20, 1995.

(6)	Subaccount Inception Date September 18, 1995.
(7)	Subaccount Inception Date September 20, 1995.
(8)	Subaccount Inception Date October 3, 1995.
(9)	Subaccount Inception Date October 6, 1995.
(10)	Subaccount Inception Date October 9, 1995.
(11)	Subaccount Inception Date January 18, 1995.
(12)	Subaccount Inception Date February 5, 1996.
(13)	Subaccount Inception Date March 31, 1997.
(14)	Subaccount Inception Date October 13, 1997.
(15)	Subaccount Inception Date May 3, 1999.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(c)	Formerly known as Janus Global.
(d)	Formerly known as Dreyfus Small Cap Value.
(e)	DFA was removed from the beginning of the fund names.
(f)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

APPENDIX C

If you are a Policy Owner of Policy AV515 101 130 600, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

INVESTMENT OPTIONS

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM(2)

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity (4)

Transamerica Growth Opportunities (5)

Transamerica Value Balanced (6)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as Clarion CRA Securities, L.P.
(2)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(3)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.
(4)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(5)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(6)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

C - 1

AllianceBernstein Variable Products Series Fund, Inc.—Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio(1)

VA International Small Portfolio(1)

VA International Value Portfolio(1)

VA Large Value Portfolio(1)

VA Short-Term Fixed Portfolio(1)

VA Small Value Portfolio(1)

(1)	DFA was removed from the beginning of the fund names.

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Managed by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	Effective June 23, 2004, formerly The Montgomery Funds III.
(2)	Effective June 23, 2004, formerly managed by Montgomery Asset Management, LLC.
(3)	Effective June 23, 2004, formerly known as Montgomery Variable Series: Emerging Markets Fund.

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

C - 2

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Managed by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

Transamerica Series Fund, Inc. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation
(2)	Formerly known as Dreyfus Small Cap Value.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

C - 3

•	Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

C - 4

Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

C - 5

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
(2)	Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.12%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

C - 6

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$332	$1013	$1717	$3585
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$322	$983	$1669	$3494
Return of Premium Death Benefit Option (0.60%)	$317	$969	$1645	$3448

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$388	$1183	$2006	$4190
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$378	$1154	$1959	$4102
Return of Premium Death Benefit Option (0.60%)	$373	$1140	$1935	$4058

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death

C - 7

Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

C - 8

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

C - 9

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

C - 10

ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied by the

Prospectus for the Advisor’s Edge® Variable Annuity

dated May 1, 20043

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2004, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2004

1

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

3

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

4

THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

5

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

6

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G = the guaranteed interest rate applicable to S.

C = the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

7

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 - 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 - 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 - 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 - 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

8

On a partial surrender, Peoples Benefit will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender; and

E = the excess interest adjustment

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:		$50,000.00
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2		= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings		= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment		= 4,181.21
Excess interest adjustment
S	= 20,000 – 4,181.21 = 15,818.79
G	= .055
C	= .065
M	= 42
E	= 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2		= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:		$50,000.00
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$20,000; middle of policy year 2
Policy value at middle of policy year 2		= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings		= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment		= 4,181.21
Excess interest adjustment
S	= 20,000 – 4,181.21 = 15,818.79
G	= .055
C	= .045
M	= 42
E	= 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2		= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied

9

under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.60% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of ..15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate..

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

10

DEATH BENEFIT

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1) is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2) is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	=$22,350
Reduction in policy value	=$14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2 (Assumed Facts for Example)
	$50,000	current guaranteed minimum death benefit before surrender
	$75,000	current policy value before surrender
	$75,000	current death proceeds
	$15,000	requested surrender
	$7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$	- 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
	$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
	$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
	$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
	$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:
Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

11

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR			3.50%
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

12

Until October 1995, the VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio’s future performance.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

The current yields and effective yields of the Money Market Subaccount for the 7-day period ended December 31, 2003 were (0.142%) and (0.142%) for the 6 Year Step-Up Death Benefit Option with a with a total mortality and expense fee and administrative charge of 0.65%; were (0.088%) and (0.088%) for the Return of Premium Death Benefit Option with a total mortality and expense fee and administrative charge of 0.60%; and (0.247%) and (0.247%%) for the Double Enhanced Death Benefit Option with a total mortality and expense fee and administrative charge of 0.75%. There are no current yields or effective yields for the Annual Step-Up Death Benefit Option with a total mortality and expense fee and administrative charge of 0.75% and the Policy Value Death Benefit Option with a total mortality and expense fee and administrative charge of 0.55% because those death benefits were not available during that period.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

       cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

13

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;
(2) [T]	equals an average annual total return;
(3) [n]	equals the number of years; and
(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

14

Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Annual Step-Up to Age 81 Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	21.32%	N/A	5.24%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	29.09%	N/A	2.41%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	23.24%	N/A	4.20%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	25.51%	N/A	3.26%	May 1, 2002
American Century International – Initial Class	23.66%	N/A	-1.26%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	N/A	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	N/A	May 1, 2004
Clarion Real Estate Securities – Initial Class	33.97%	N/A	12.34%	May 3, 1999
Great Companies – AmericaSM – Initial Class(1)	23.05%	N/A	11.60%	July 1, 2002
Great Companies – TechnologySM – Initial Class	48.97%	N/A	23.37%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	27.26%	-3.33%	1.45%	October 13, 1997
Janus Growth – Initial Class	30.27%	N/A	-10.07%	May 3, 1999
PIMCO Total Return – Initial Class	3.55%	N/A	5.31%	May 1, 2002
Salomon All Cap – Initial Class	33.39%	N/A	-1.48%	June 18, 2001
Templeton Great Companies Global – Initial Class(2)	25.08%	N/A	11.14%	July 1, 2002
Transamerica Equity – Initial Class(3)	29.51%	N/A	-2.01%	June 18, 2001
Transamerica Growth Opportunities – Initial Class(4)	29.50%	N/A	9.10%	June 18, 2001
Transamerica Value Balanced – Initial Class(5)	18.60%	N/A	3.09%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	31.08%	-2.94%	-1.67%	October 13, 1997
Van Kampen Emerging Growth – Initial Class	26.48%	N/A	-11.79%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	32.94%	N/A	-5.72%	June 18, 2001
AllianceBernstein Premier Growth Portfolio – Class B	21.76%	N/A	-9.51%	June 18, 2001
AllianceBernstein Technology Portfolio – Class B	41.91%	N/A	-10.90%	June 18, 2001
Credit Suisse – International Focus Portfolio	31.35%	-2.46%	-1.92%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	46.60%	1.42%	4.54%	March 31, 1997
VA Global Bond Portfolio(6)	1.47%	4.42%	6.13%	January 18, 1995
VA International Small Portfolio(6)	55.52%	9.15%	2.46%	October 6, 1995
VA International Value Portfolio(6)	48.26%	5.44%	5.40%	October 3, 1995
VA Large Value Portfolio(6)	32.72%	2.68%	9.34%	January 18, 1995
VA Short-Term Fixed Portfolio(6)	0.09%	2.94%	3.38%	October 9, 1995
VA Small Value Portfolio(6)	63.98%	15.77%	14.05%	October 6, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	5.73%	N/A	4.66%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	24.12%	N/A	-9.08%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	19.26%	N/A	-2.62%	June 18, 2001
Federated American Leaders Fund II	26.03%	-0.03%	9.86%	March 10, 1995
Federated Capital Income Fund II	19.10%	-7.39%	2.11%	July 20, 1995
Federated Fund for U.S. Government Securities II	1.05%	4.31%	5.07%	June 28, 1995
Federated High Income Bond Fund II	20.63%	1.84%	4.51%	September 18, 1995
Gartmore GVIT Developing Markets Fund(7)	57.60%	8.16%	-0.70%	February 5, 1996
Seligman Capital Portfolio – Class 2 Shares	33.99%	N/A	-6.44%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	42.17%	N/A	-4.75%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	34.28%	N/A	-7.59%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	42.24%	5.20%	2.88%	March 31, 1997
Strong Multi Cap Value Fund II	36.59%	1.68%	1.57%	October 13, 1997
Vanguard – Short-Term Corporate Portfolio	2.21%	N/A	3.78%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	2.68%	N/A	5.03%	May 1, 2002
Vanguard – Equity Index Portfolio	26.80%	N/A	1.83%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	32.31%	N/A	2.98%	May 1, 2002
Vanguard – REIT Index Portfolio	33.71%	N/A	14.44%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Wanger U.S. Smaller Companies	41.35%	7.39%	12.89%	September 20, 1995
Wanger International Small Cap	46.91%	9.10%	11.41%	September 18, 1995

15

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	DFA was removed from the beginning of the fund names.
(7)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

16

TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	22.25%	N/A	6.04%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	30.09%	N/A	3.18%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	24.19%	N/A	4.99%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	26.48%	N/A	4.04%	May 1, 2002
American Century International – Initial Class	24.61%	N/A	-0.51%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	N/A	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	N/A	May 1, 2004
Clarion Real Estate Securities – Initial Class	35.00%	N/A	13.20%	May 3, 1999
Great Companies – AmericaSM – Initial Class(1)	23.99%	N/A	12.45%	July 1, 2002
Great Companies – TechnologySM – Initial Class	50.13%	N/A	24.32%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	28.24%	-2.60%	2.21%	October 13, 1997
Janus Growth – Initial Class	31.28%	N/A	-9.39%	May 3, 1999
PIMCO Total Return – Initial Class	4.33%	N/A	6.11%	May 1, 2002
Salomon All Cap – Initial Class	34.42%	N/A	-0.74%	June 18, 2001
Templeton Great Companies Global – Initial Class(2)	26.04%	N/A	11.98%	July 1, 2002
Transamerica Equity – Initial Class(3)	30.51%	N/A	-1.27%	June 18, 2001
Transamerica Growth Opportunities – Initial Class(4)	30.50%	N/A	9.93%	June 18, 2001
Transamerica Value Balanced – Initial Class(5)	19.51%	N/A	3.87%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	32.09%	-2.21%	-0.92%	October 13, 1997
Van Kampen Emerging Growth – Initial Class	27.46%	N/A	-11.13%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	33.97%	N/A	-5.02%	June 18, 2001
AllianceBernstein Premier Growth Portfolio – Class B	22.69%	N/A	-8.84%	June 18, 2001
AllianceBernstein Technology Portfolio – Class B	43.01%	N/A	-10.23%	June 18, 2001
Credit Suisse – International Focus Portfolio	32.37%	-1.73%	-1.18%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	47.74%	2.19%	5.33%	March 31, 1997
VA Global Bond Portfolio(6)	2.23%	5.21%	6.94%	January 18, 1995
VA International Small Portfolio(6)	56.74%	9.98%	3.24%	October 6, 1995
VA International Value Portfolio(6)	49.42%	6.24%	6.20%	October 3, 1995
VA Large Value Portfolio(6)	33.75%	3.46%	10.18%	January 18, 1995
VA Short-Term Fixed Portfolio(6)	0.84%	3.72%	4.16%	October 9, 1995
VA Small Value Portfolio(6)	65.27%	16.66%	14.91%	October 6, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	6.53%	N/A	5.45%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	25.07%	N/A	-8.40%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	20.17%	N/A	-1.88%	June 18, 2001
Federated American Leaders Fund II	27.00%	0.73%	10.69%	March 10, 1995
Federated Capital Income Fund II	20.01%	-6.70%	2.88%	July 20, 1995
Federated Fund for U.S. Government Securities II	1.81%	5.10%	5.86%	June 28, 1995
Federated High Income Bond Fund II	21.55%	2.61%	5.30%	September 18, 1995
Gartmore GVIT Developing Markets Fund(7)	58.84%	8.99%	0.05%	February 5, 1996
Seligman Capital Portfolio – Class 2 Shares	35.02%	N/A	-5.74%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	43.28%	N/A	-4.04%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	35.32%	N/A	-6.89%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	43.34%	6.00%	3.66%	March 31, 1997
Strong Multi Cap Value Fund II	37.64%	2.44%	2.34%	October 13, 1997
Vanguard – Short-Term Corporate Portfolio	2.98%	N/A	4.57%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	3.45%	N/A	5.83%	May 1, 2002
Vanguard – Equity Index Portfolio	27.77%	N/A	2.60%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	33.33%	N/A	3.76%	May 1, 2002
Vanguard – REIT Index Portfolio	34.75%	N/A	15.32%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Wanger U.S. Smaller Companies	42.44%	8.20%	13.75%	September 20, 1995
Wanger International Small Cap	48.06%	9.93%	12.26%	September 18, 1995

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

17

(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	DFA was removed from the beginning of the fund names.
(7)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

18

TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	22.25%	N/A	5.93%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	30.09%	N/A	3.08%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	24.19%	N/A	4.89%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	26.48%	N/A	3.93%	May 1, 2002
American Century International – Initial Class	24.61%	-4.85%	-1.04%	January 1, 1997
Capital Guardian Global – Initial Class	36.88%	3.85%	4.18%	February 3, 1998
Capital Guardian Value – Initial Class	32.93%	2.39%	9.71%	May 27, 1993
Clarion Real Estate Securities – Initial Class	35.00%	13.63%	8.61%	May 1, 1998
Great Companies – AmericaSM – Initial Class(1)	23.99%	N/A	-0.98%	May 1, 2000
Great Companies – TechnologySM – Initial Class	50.13%	N/A	-22.78%	May 1, 2000
J.P. Morgan Enhanced Index – Initial Class	28.24%	-2.60%	5.10%	May 1, 1997
Janus Growth – Initial Class	31.28%	-6.02%	8.07%	October 2, 1986
PIMCO Total Return – Initial Class	4.33%	N/A	6.00%	May 1, 2002
Salomon All Cap – Initial Class	34.42%	N/A	7.27%	May 3, 1999
Templeton Great Companies Global – Initial Class(2)	26.04%	N/A	-10.50%	September 1, 2000
Transamerica Equity – Initial Class(3)	30.51%	0.54%	15.94%	February 26, 1969
Transamerica Growth Opportunities – Initial Class(4)	30.50%	N/A	8.95%	May 1, 2001
Transamerica Value Balanced – Initial Class(5)	19.51%	2.66%	7.51%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	32.09%	-2.21%	2.04%	April 8, 1991
Van Kampen Emerging Growth – Initial Class	27.46%	-0.19%	9.91%	March 1, 1993
AllianceBernstein Growth Portfolio – Class B	33.97%	N/A	-9.50%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	22.69%	N/A	-10.36%	July 14, 1999
AllianceBernstein Technology Portfolio – Class B	43.01%	N/A	-10.06%	September 22, 1999
Credit Suisse – International Focus Portfolio	32.37%	-1.73%	0.95%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	47.74%	2.19%	6.69%	June 30, 1995
VA Global Bond Portfolio(6)	2.23%	5.21%	6.80%	January 12, 1995
VA International Small Portfolio(6)	56.74%	9.98%	3.04%	September 29, 1995
VA International Value Portfolio(6)	49.42%	6.24%	6.08%	September 29, 1995
VA Large Value Portfolio(6)	33.75%	3.46%	10.03%	January 12, 1995
VA Short-Term Fixed Portfolio(6)	0.84%	3.72%	4.06%	September 29, 1995
VA Small Value Portfolio(6)	65.27%	16.66%	14.59%	September 29, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	6.53%	N/A	6.52%	May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	25.07%	1.40%	11.01%	October 7, 1993
Dreyfus VIF – Appreciation Portfolio – Service Class	20.17%	-0.43%	10.51%	April 5, 1993
Federated American Leaders Fund II	27.00%	0.73%	9.85%	February 10, 1994
Federated Capital Income Fund II	20.01%	-6.70%	2.86%	February 10, 1994
Federated Fund for U.S. Government Securities II	1.81%	5.10%	5.40%	March 28, 1994
Federated High Income Bond Fund II	21.55%	2.61%	5.40%	March 1, 1994
Gartmore GVIT Developing Markets Fund(7)	58.84%	8.99%	-0.18%	February 2, 1996
Seligman Capital Portfolio – Class 2 Shares	35.02%	4.53%	8.11%	June 21, 1988
Seligman Communications and Information Portfolio – Class 2 Shares	43.28%	2.50%	12.11%	October 4, 1994
Seligman Global Technology Portfolio – Class 2 Shares	35.32%	3.50%	9.28%	May 1, 1996
Liberty Small Company Growth Fund, Variable Series – Class A	43.34%	6.00%	5.13%	January 1, 1989
Strong Multi Cap Value Fund II	37.64%	2.44%	2.23%	October 10, 1997
Vanguard – Short-Term Corporate Portfolio	2.98%	N/A	5.00%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	3.45%	5.56%	5.96%	April 29, 1991
Vanguard – Equity Index Portfolio	27.77%	-1.16%	10.27%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	33.33%	N/A	10.44%	February 9, 1999
Vanguard – REIT Index Portfolio	34.75%	N/A	13.78%	February 9, 1999
Fidelity – VIP Mid Cap Portfolio – Initial Class	37.52%	18.33%	18.89%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	56.54%	N/A	12.17%	February 25, 2002
Wanger U.S. Smaller Companies	42.44%	8.20%	15.38%	May 3, 1995
Wanger International Small Cap	48.06%	9.93%	14.49%	May 3, 1995

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

19

(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	DFA was removed from the beginning of the fund names.
(7)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

20

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

21

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund’s prospectus for more information.

22

PEOPLES BENEFIT LIFE INSURANCE COMPANY

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called “The AEGON Trust” exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 32.47% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be

23

treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

24

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $3,000 ($3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA

25

contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 ($3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the

26

taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit’s tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

27

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the polices by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Commissions of up to 6.75% of premium payments plus an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit’s right to issue the Policy.

28

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2003, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2003, and 2002, and for each of the three years in the period ended December 31, 2003, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

29

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2003, 2002, and 2001

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2001 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

As described in Note 2 to the financial statements, in 2002 Peoples Benefit Life Insurance Company changed its accounting policy related to the determination of reserves for guaranteed living benefits included in variable deferred and immediate annuities to be in accordance with newly effective actuarial guidelines. Also as described in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting policy for derivative instruments.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 13, 2004

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Cash and short-term investments	$129,953	$17,290
Bonds	4,190,377	4,718,638
Stocks:
Preferred	4,915	16,131
Common (cost: 2003 – $70,291; 2002 – $73,879)	100,185	79,631
Affiliated entity (cost: 2003 – $4,511; 2002 – $1,011)	2,816	99
Mortgage loans on real estate	706,901	1,011,791
Real estate, at cost less accumulated depreciation (2003 - $507; 2002 - $380)	7,042	10,727
Policy loans	154,194	159,537
Receivable for securities	4,990	—
Net short-term notes receivable from affiliates	26,000	108,000
Other invested assets	353,681	346,585

Total cash and invested assets	5,681,054	6,468,429
Premiums deferred and uncollected	47,571	42,710
Reinsurance receivable	1,271	—
Accrued investment income	59,779	66,409
Net deferred income tax asset	45,582	47,356
Federal income taxes recoverable	—	40,991
Other assets	11,181	6,378
Separate account assets	7,593,842	6,374,198

Total admitted assets	$13,440,280	$13,046,471

3

	December 31
	2003	2002
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,119,719	$1,130,181
Annuity	2,682,393	2,766,068
Accident and health	59,451	72,620
Policy and contract claim reserves:
Life	22,233	22,283
Accident and health	29,461	19,076
Liability for deposit-type contracts	1,152,327	2,113,029
Other policyholders’ funds	2,931	3,283
Remittances and items not allocated	60,408	12,807
Asset valuation reserve	140,666	81,774
Reinsurance in unauthorized companies	—	3,084
Commissions and expense allowances payable on reinsurance assumed	943	1,125
Payable to affiliates	65,963	211
Payable for securities	8,239	—
Transfer to separate accounts due or accrued	(30,806)	(2,589)
Federal income taxes payable	212	—
Other liabilities	57,200	71,331
Separate account liabilities	7,593,842	6,374,045

Total liabilities	12,965,182	12,668,328
Capital and surplus:
Common stock, $11 per share par value, 1,145,000 shares authorized, issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	2,583	2,583
Unassigned surplus	434,730	337,775

Total capital and surplus	475,098	378,143

Total liabilities and capital and surplus	$13,440,280	$13,046,471

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$152,615	$147,626	$141,776
Annuity	476,287	969,263	1,153,746
Accident and health	149,256	139,862	131,966
Net investment income	303,002	360,560	387,360
Amortization of interest maintenance reserve	(1,447)	(1,939)	2,455
Commissions and expense allowances on reinsurance ceded	9,402	9,627	3,813
Separate account fee income	22,304	16,935	25,038
Gains due to reinsurance transactions	—	—	31,096
Other	1,335	1,115	4,371

	1,112,754	1,643,049	1,881,621
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	206,593	181,334	179,941
Surrender benefits	732,050	676,407	722,484
Other benefits	210,627	222,459	245,345
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(10,462)	(13,790)	(39,673)
Annuity	(83,675)	6,718	(92,332)
Accident and health	(13,169)	3,953	(11,259)

	1,041,964	1,077,081	1,004,506
Insurance expenses:
Commissions	46,493	37,122	30,807
General insurance expenses	91,383	73,800	81,682
Taxes, licenses and fees	9,204	2,220	7,474
Net transfers to (from) separate accounts	(136,835)	362,137	582,953
Other expenses	1,442	(308)	398

	11,687	474,971	703,314

	1,053,651	1,552,052	1,707,820
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	59,103	90,997	173,801
Dividends to policyholders	(9)	169	210

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	59,112	90,828	173,591
Federal income tax expense	7,967	13,138	40,782

Gain from operations before net realized capital gains (losses) on investments	51,145	77,690	132,809
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(44,688)	(54,446)	455,757

Net income	$6,457	$23,244	$588,566

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$12,595	$25,190	$2,583	$473,855	$514,223
Cumulative effect of change in accounting principles	—	—	—	19,716	19,716
Net income	—	—	—	588,566	588,566
Change in net unrealized capital gains/losses	—	—	—	(346,023)	(346,023)
Change in net deferred income tax	—	—	—	(4,888)	(4,888)
Change in non-admitted assets	—	—	—	(16,080)	(16,080)
Change in liability for reinsurance in unauthorized companies	—	—	—	(179)	(179)
Change in asset valuation reserve	—	—	—	28,487	28,487
Dividends to stockholders	—	—	—	(440,000)	(440,000)
Tax benefits on stock options exercised	—	—	—	563	563
Other	—	—	—	8	8

Balance at December 31, 2001	12,595	25,190	2,583	304,025	344,393
Cumulative effect of change in accounting principles	—	—	—	(34)	(34)
Net income	—	—	—	23,244	23,244
Change in net unrealized capital gains/losses	—	—	—	(76,173)	(76,173)
Change in non-admitted assets	—	—	—	(40,120)	(40,120)
Change in liability for reinsurance in unauthorized companies	—	—	—	(2,905)	(2,905)
Change in asset valuation reserve	—	—	—	87,825	87,825
Change in surplus in separate accounts	—	—	—	(40)	(40)
Change in net deferred income tax asset	—	—	—	40,978	40,978
Tax benefits on stock options exercised	—	—	—	64	64
Other	—	—	—	911	911

Balance at December 31, 2002	12,595	25,190	2,583	337,775	378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Reinsurance transactions	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	$12,595	$25,190	$2,583	$434,730	$475,098

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$771,774	$1,236,942	$1,422,133
Net investment income received	313,980	364,526	383,251
Miscellaneous income	28,419	40,302	69,663
Benefit and loss related payments	(1,135,610)	(1,065,385)	(1,090,360)
Net transfers to (from) separate accounts	111,039	(359,867)	(583,131)
Commissions and other expenses paid	(157,762)	(123,160)	(130,868)
Dividends paid to policyholders	(153)	(178)	(204)
Federal and foreign income taxes received (paid)	33,248	(34,781)	(50,505)

Net cash provided by (used in) operating activities	(35,065)	58,399	19,979
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	4,623,062	3,550,240	2,031,598
Stocks	44,791	284,952	781,693
Mortgage loans	322,280	395,240	349,835
Real estate	4,037	223	1,265
Other invested assets	52,390	41,925	44,819
Miscellaneous proceeds	90,232	35,458	19,519

Total investment proceeds	5,136,792	4,308,038	3,228,729
Cost of investments acquired:
Bonds	(4,016,170)	(3,986,075)	(3,114,222)
Stocks	(38,329)	(202,560)	(321,190)
Mortgage loans	(1,310)	(18,013)	(30,429)
Real estate	—	(10,161)	(72)
Other invested assets	(48,827)	(68,773)	(127,594)
Miscellaneous applications	(32,610)	(44,501)	—

Total cost of investments acquired	(4,137,246)	(4,330,083)	(3,593,507)
Net decrease in policy loans	5,343	4,698	1,215

Net cost of investments acquired	(4,131,903)	(4,325,385)	(3,592,292)

Net cash provided by (used in) investing activities	1,004,889	(17,347)	(363,563)

7

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Financing and miscellaneous activities
Borrowed funds received	$—	$—	(19,700)
Deposits on deposit-type contract funds and other liabilities	18,482	18,594	756,886
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(989,827)	(128,656)	(68,611)
Dividends paid to stockholders	—	—	(440,000)
Other cash provided	114,184	72,146	(22,759)

Net cash provided by (used in) financing and miscellaneous activities	(857,161)	(37,916)	205,816

Net increase (decrease) in cash and short-term investments	112,663	3,136	(137,768)
Cash and short-term investments:
Beginning of year	17,290	14,154	151,922

End of year	$129,953	$17,290	$14,154

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2003

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

During 2001, the Company adopted a plan of partial liquidation. Under this plan, the Company stated its intention to reinsure a portion of its business with one or more affiliated companies and redeem pro rata portions of its common and preferred stock. However, during 2003, the Company aborted its plan and no longer intends to partially liquidate the Company.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required under GAAP.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $22,739 and $14,099, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86 “Accounting for Derivative Instruments and Hedging Activities.” In accordance with SSAP 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus as of January 1, 2003.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $461,451, $822,284, and $985,642, in 2003, 2002, and 2001, respectively.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares, but provide similar financial benefits.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

2.	Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes (continued)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus of $19,716 as of January 1, 2001. This amount included the establishment of deferred tax assets of $17,528 and the release of mortgage loan prepayment fees from the IMR of $3,831, offset by the release of mortgage loan origination fees of $1,200 and the establishment of a vacation accrual of $443.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $(34), which was charged directly to unassigned surplus as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair value of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$129,953	$129,953	$17,290	$17,290
Bonds	4,190,377	4,355,293	4,718,638	4,818,852
Preferred stocks, other than affiliates	4,915	5,306	16,131	14,960
Common stocks, other than affiliates	100,185	100,185	79,631	79,631
Mortgage loans on real estate	706,901	792,640	1,011,791	1,138,456
Policy loans	154,194	154,194	159,537	159,537
Short-term notes receivable from affiliates	26,000	26,000	108,000	108,000
Interest rate swaps	(10,090)	15,744	(20,964)	(43,864)
Call options	679	679	679	679
Credit default swaps	—	960	—	(895)
Separate account assets	7,593,842	7,593,842	6,374,198	6,374,198
Liabilities
Investment contract liabilities	2,578,186	2,684,013	3,620,494	3,676,879
Separate account annuity liabilities	7,553,096	7,553,096	6,340,167	6,340,167

4.	Investments

Prior to 2001, the Company owned Veterans Life Insurance Company (Veterans). In 2001, the Company sold Veterans to Transamerica Holding Company, LLC, an affiliate. The proceeds from this sale were $697,492 and the Company recorded a realized gain of $494,886. As a result of this sale, the Company also recorded a reduction to surplus of $361,497 through the change in unrealized gains.

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company owns 100% of Coverna Direct Insurance Agency at December 31, 2003 and 2002. The cost of this subsidiary was $100. The Company owns 100% of JMH Operating Company at December 31, 2003 and 2002. The cost of this subsidiary was $4,411 and $911 at December 31, 2003 and 2002, respectively. The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $9,928 and $9,927 at December 31, 2003 and 2002, respectively.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$141,509	$708	$585	$1,177	$140,455
State, municipal and other government	57,751	7,006	98	687	63,972
Public utilities	254,964	18,641	3,275	—	270,330
Industrial and miscellaneous	2,578,884	190,997	11,108	12,000	2,746,773
Mortgage and other asset-backed securities	1,157,269	12,645	6,547	29,604	1,133,763

	4,190,377	229,997	21,613	43,468	4,355,293
Preferred stocks	4,915	391	—	—	5,306

	$4,195,292	$230,388	$21,613	$43,468	$4,360,599

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$236,377	$2,776	$1,414	$237,739
State, municipal and other government	63,625	5,929	3,872	65,682
Public utilities	162,741	10,387	4,426	168,702
Industrial and miscellaneous	2,661,287	190,942	64,178	2,788,051
Mortgage and other asset-backed securities	1,594,608	23,092	59,022	1,558,678

	4,718,638	233,126	132,912	4,818,852
Preferred stocks	16,131	—	1,171	14,960

	$4,734,769	$233,125	$134,083	$4,833,812

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company held bonds at December 31, 2003 with a carrying value of $4,031 and amortized cost of $5,451 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds with gross unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$24,250	$96,095	$120,345
State, municipal and other government	2,620	375	2,995
Public utilities	—	73,656	73,656
Industrial and miscellaneous	89,588	461,914	551,502
Mortgage and other asset-backed securities	125,598	487,643	613,241

	$242,056	$1,119,683	$1,361,739

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$24,039	$24,239
Due after one year through five years	831,170	873,282
Due after five years through ten years	793,802	835,892
Due after ten years through fifteen years	247,559	266,212
Due after fifteen years through twenty years	102,249	112,535
Due after twenty years	1,034,289	1,109,370

	3,033,108	3,221,530
Mortgage and other asset-backed securities	1,157,269	1,133,763

	$4,190,377	$4,355,293

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2003. The related carrying value was $35,759 and the fair value was $18,120.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and preferred stocks	$240,472	$270,242	$260,951
Dividends on equity investments	1,509	2,741	1,862
Interest on mortgage loans	64,327	89,146	120,254
Rental income on real estate	5,455	7,399	1,081
Interest on policy loans	7,856	7,435	7,510
Other investment income	3,358	8,934	15,259

Gross investment income	322,977	385,897	406,917
Less investment expenses	19,975	25,337	19,557

Net investment income	$303,002	$360,560	$387,360

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$4,633,213	$3,552,117	$2,167,545

Gross realized gains	$108,155	$29,733	$39,060
Gross realized losses	(82,909)	(83,293)	(153,357)

Net realized gains (losses)	$25,246	$(53,560)	$(114,297)

Gross realized losses in 2003, 2002 and 2001 include $37,918, $34,528 and $22,445, respectively, that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2003, investments with an aggregate carrying amount of $2,322 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Debt securities	$25,246	$(53,560)	$(114,297)
Equity securities	(3,777)	(32,053)	532,439
Mortgage loans on real estate	14,517	—	(1,807)
Real estate	371	(4,603)	(243)
Other invested assets	(45,458)	562	19,234

	(9,101)	(89,654)	435,326
Federal income tax effect	—	20,811	(5,004)
Transfer from interest maintenance reserve	(35,587)	14,397	25,435

Net realized capital gains (losses) on investments	$(44,688)	$(54,446)	$455,757

	Change in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$60,104	$(43,789)	$3,433
Preferred stocks	—	591	43,639
Common stocks	23,359	447	(407,519)
Mortgage loans on real estate	1,382	2,442	12,621
Other invested assets	17,864	(35,864)	1,803

Change in net unrealized capital gains/losses	$102,709	$(76,173)	$(346,023)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2003	2002
Unrealized gains	$29,947	$8,442
Unrealized losses	(1,748)	(3,602)

Net unrealized gains	$28,199	$4,840

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company did not issue any new mortgage loans in 2003. At December 31, 2003, mortgage loans with a carrying value of $11,701 were non-income producing for the previous six months. Accrued interest of $784 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 2003, 2002 and 2001, mortgage loans of $3,725 $10,204 and $72, respectively, were foreclosed and transferred to real estate. At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $29,155 and $20,635, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2003	2002		2003	2002
Middle Atlantic	26%	25%	Office	27%	26%
Pacific	25	24	Retail	27	25
South Atlantic	17	21	Apartment	18	19
E. North Central	16	15	Agricultural	14	14
E. South Central	7	6	Industrial	10	10
W. North Central	3	3	Other	3	3
New England	3	2	Hotel/Motel	1	3
W. South Central	2	2
Mountain	1	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003 and 2002, the Company had replicated assets with a fair value of $60,996 and $79,105 and credit default swaps with a fair value of $960 and $(895), respectively. During the years ended December 31, 2003, 2002, and 2001, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $30,687.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

For the year ended December 31, 2003, the Company has recorded $(402) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income from options contracts in the amount of $47, $4 and $163, for the years ended December 31, 2003, 2002, and 2001, respectively.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2003	2002
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$467,845	$555,629
Receive floating – pay floating	299,085	878,823
Receive floating – pay fixed	455,545	844,518

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $829, $2,396, and $6,683 for the years ended December 31, 2003, 2002, and 2001, respectively.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Open futures contracts at December 31, 2003 and 2002, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2003
34	S&P 500 March 2004 Futures	$9,247	$9,530
December 31, 2002
13	S&P 500 March 2003 Futures	$2,932	$2,856

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

5.	Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$707,100	$1,047,258	$1,244,790
Reinsurance assumed	102,095	236,488	194,493
Reinsurance ceded	(31,037)	(26,995)	(11,795)

Net premiums earned	$778,158	$1,256,751	$1,427,488

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $63,403, $194,095, and $154,395 for the years ended December 31, 2003, 2002, and 2001, respectively. The related aggregate reserves for policies and contracts are $2,422,181 and $2,755,699 at December 31, 2003 and 2002, respectively.

The Company received reinsurance recoveries in the amount of $12,190, $9,753, and $7,429 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,414 and $1,801, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $26,441 and $14,604, respectively.

Until January 1, 2001, the Company was a party to a reinsurance agreement with a nonaffiliated company in which the Company assumed a block of business. At that time, the ceding company exercised a provision in the reinsurance contract to recapture a portion of this block of business. The net cash payment received from the ceding company of $31,096 was recorded in the 2001 income statement as gains due to reinsurance transactions. The Company does not expect any ongoing cash payments or receipts from this recapture.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $75 into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

The Company’s liability for deposit-type contracts includes GICs, funding agreements and other deposit-type contracts assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $995,440 and $1,289,248 at December 31, 2003 and 2002, respectively.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31,
	2003	2002
Deferred income tax assets:
Loss carryforwards	$14,407	$307
Partnerships	980	—
Deferred intercompany loss	9,955	14,016
Guaranty funds	2,558	2,459
Nonadmitted assets	2,572	9,476
Tax basis deferred acquisition costs	34,209	36,307
Reserves	37,649	36,756
Unrealized capital losses	15,065	39,091
Other	5,403	2,180

Total deferred income tax assets	$122,798	$140,592

Total deferred income tax assets – nonadmitted	$55,539	$77,810

Deferred income tax liabilities:
Partnerships	$—	$3,103
Unrealized capital gains	17,104	7,066
Other	4,573	5,257

Total deferred income tax liabilities	$21,677	$15,426

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002	2001
Change in net deferred income tax asset	$(24,045)	$40,978	$4,888

Change in deferred income tax assets - nonadmitted	$22,271	$19,579	$(13,317)

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax computed at the federal statutory rate (35%)	$20,689	$31,790	$60,757
Amortization of IMR	507	679	(859)
Deferred acquisition costs – tax basis	(1,909)	(1,204)	(1,157)
Depreciation	(136)	76	8
Dividends received deduction	(1,039)	(470)	(202)
Low income housing credits	(9,988)	(15,711)	(11,069)
Prior year under (over) accrual	(5,363)	2,548	4,093
Tax reserve valuation	1,952	1,146	(5,715)
All other adjustments	3,254	(5,716)	(5,074)

Federal income tax expense	$7,967	$13,138	$40,782

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

The Company has incurred income taxes during 2003, 2002 and 2001 of $23,306, $23,200 and $126,931, respectively, that will be available for recoupment in the event of future net losses.

At December 31, 2003, the Company had $12,743 of capital loss carryforwards which expire, if unused, in 2007.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1997. An examination is underway for 1998 through 2000. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7.	Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 3.7% and 6.0% of ordinary life insurance in force at December 31, 2003 and 2002, respectively.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$452,245	4%	$990,219	9%
Subject to discretionary withdrawal at book value less surrender charge	72,739	1	79,878	1
Subject to discretionary withdrawal at market value	7,183,275	63	5,855,318	52
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	978,019	8	995,228	8
Not subject to discretionary withdrawal provision	2,787,450	24	3,390,712	30

Total policy reserves on annuities and deposit fund liabilities	$11,473,728	100%	$11,311,355	100%

Included in the liability for deposit-type contracts at December 31, 2003 and 2002 are approximately $372,000 and $663,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance by the special purpose entity is used to purchase a funding agreement from an affiliated company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2003, the contractual maturities were 2004 - $100,000; 2005 - $-0-; 2006 - $263,000; 2007 $-0-; 2008 $-0- and thereafter - $9,000.

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,171	$3,504	$2,667
Ordinary direct renewal business	18,966	4,291	14,675
Group life direct business	31,468	11,063	20,405
Reinsurance ceded	(321)	—	(321)

Total life and annuity	56,284	18,858	37,426
Accident and health:
Direct	6,277	—	6,277
Reinsurance assumed	3,957	—	3,957
Reinsurance ceded	(89)	—	(89)

Total accident and health	10,145	—	10,145

	$66,429	$18,858	$47,571

December 31, 2002
Life and annuity:
Ordinary direct first year business	$4,121	$2,444	$1,677
Ordinary direct renewal business	17,741	5,147	12,594
Group life direct business	29,612	9,934	19,678
Reinsurance ceded	(275)	—	(275)

Total life and annuity	51,199	17,525	33,674
Accident and health:
Direct	5,529	—	5,529
Reinsurance assumed	3,685	—	3,685
Reinsurance ceded	(178)	—	(178)

Total accident and health	9,036	—	9,036

	$60,235	$17,525	$42,710

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2003 and 2002, the Company had insurance in force aggregating $2,347,709 and $1,440,384, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $14,066 and $6,903 to cover these deficiencies at December 31, 2003 and 2002, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527
Amortized cost	—	—	—	—

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$170	$811,751	$811,921

Reserves for separate accounts as of December 31, 2002 with assets at:
Fair value	$424,557	$49,389	$5,877,171	$6,351,117
Amortized cost	—	—	—	—

	$424,557	$49,389	$5,877,171	$6,351,117

Reserves by withdrawal characteristics as of December 31, 2002:
With market value adjustment	$114,891	$49,389	$—	$164,280
At market value	—	—	5,866,270	5,866,270
Not subject to discretionary withdrawal	309,666	—	10,901	320,567

Total	$424,557	$49,389	$5,877,171	$6,351,117

Premiums, deposits and other considerations for the year ended December 31, 2001	$110,000	$225,152	$650,490	$985,642

Reserves for separate accounts as of December 31, 2001 with assets at:
Fair value	$503,245	$604,753	$5,815,073	$6,923,071
Amortized cost	—	—	—	—

	$503,245	$604,753	$5,815,073	$6,923,071

Reserves by withdrawal characteristics as of December 31, 2001:
With market value adjustment	$147,184	$53,624	$—	$200,808
At market value	—	551,129	5,815,073	6,366,202
Not subject to discretionary withdrawal	356,061	—	—	356,061

Total	$503,245	$604,753	$5,815,073	$6,923,071

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$461,451	$822,284	$985,642
Transfers from separate accounts	(603,249)	(460,169)	(405,394)

Net transfers to (from) separate accounts	(141,798)	362,115	580,248
Reconciling adjustments	4,963	22	2,705

Net transfers to (from) separate accounts, as reported herein	$(136,835)	$362,137	$582,953

8.	Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $-0- and $253,309, respectively.

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2004, without prior regulatory approval, is $51,145.

The Company paid dividends to its stockholders of $440,000 in 2001. Prior to payment, the Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa for the extraordinary dividend made in 2001. No dividends were paid in 2003 or 2002.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

10.	Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $28,424, $32,312, and $29,092, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $640, $376, and $907, respectively, to affiliates.

At December 31, 2003 and 2002, the Company had net short-term notes receivable from affiliates of $26,000 and $108,000, respectively. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10.	Related Party Transactions (continued)

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2003, cumulative unpaid dividends relating to the preferred shares were $93,432.

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75 percent of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2003 and 2002, the carrying value and fair value of this options is $679.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003, 2002 and 2001, the Company sold $8,514, $4,896 and $913, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.	Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of $1,042,433 and $1,060,202, respectively, at December 31, 2003 and $9,922,179 and $10,216,730, respectively, at December 31, 2002.

The Company has contingent commitments for additional funding of $58,009 as of December 31, 2003 for various joint ventures, partnerships, and limited liability companies.

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies (continued)

At December 31, 2003 and 2002, the net amount of securities being acquired on a to be announced (TBA) basis was $61,569 and $15,694, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,308 and $7,025 and an offsetting premium tax benefit of $1,316 and $1,688 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

13.	Managing General Agents

The Company had direct premiums written by managing general agents, as follows:

	Year ended December 31,
	2003	2002	2001
The Vanguard Group, Inc.	$382,139	$485,776	$550,934
Bolinger, Inc.	39,264	29,340	—
All others less than 5% of unassigned surplus	22,583	22,904	37,099

Total	$443,986	$538,020	$588,033

45

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$141,509	$140,455	$141,509
States, municipalities and political subdivisions	139,453	138,521	139,453
Foreign governments	53,971	60,977	53,971
Public utilities	254,964	270,330	254,964
All other corporate bonds	3,590,552	3,734,249	3,590,552
Preferred stock	4,915	5,306	4,915

Total fixed maturities	4,185,364	4,349,838	4,185,364
Equity securities
Common stocks:
Public utilities	1,787	2,540	2,540
Banks, trust and insurance	8,545	11,845	11,845
Industrial, miscellaneous and all other	59,959	85,800	85,800

Total equity securities	70,291	100,185	100,185
Mortgage loans on real estate	706,901		706,901
Real estate	7,042		7,042
Policy loans	154,194		154,194
Other long-term investments	353,681		353,681
Cash and short-term investments	129,953		129,953

Total investments	$5,607,426		$5,637,320

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

46

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

Year ended December 31, 2002
Individual life	$461,862	$—	$8,492	$70,289	$29,007	$69,526	$10,703
Individual health	12,993	4,067	5,668	23,670	1,411	9,745	7,742	$21,332
Group life and health	707,964	15,915	27,199	193,529	44,390	139,397	52,262	132,751
Annuity	2,766,068	—	—	969,263	285,752	858,413	404,264

	$3,948,887	$19,982	$41,359	$1,256,751	$360,560	$1,077,081	$474,971

Year ended December 31, 2001
Individual life	$458,079	$—	$7,698	$68,850	$39,237	$56,664	$8,428
Individual health	13,085	4,142	8,344	24,397	1,708	11,733	9,198	$24,500
Group life and health	724,499	12,833	31,007	180,495	47,794	111,159	51,877	113,182
Annuity	2,759,350	—	—	1,153,746	298,621	824,950	633,811

	$3,955,013	$16,975	$47,049	$1,427,488	$387,360	$1,004,506	$703,314

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

47

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

Year ended December 31, 2002
Life insurance in force	$5,780,232	$1,917,658	$3,052,776	$6,915,350	44%

Premiums:
Individual life	$64,218	$4,639	$10,710	$70,289	15%
Individual health	21,332	534	2,872	23,670	12%
Group life and health	132,751	21,822	82,600	193,529	43%
Annuity	828,957	—	140,306	969,263	14%

	$1,047,258	$26,995	$236,488	$1,256,751	19%

Year ended December 31, 2001
Life insurance in force	$3,776,765	$422,249	$4,051,062	$7,405,578	55%

Premiums:
Individual life	$58,423	$1,188	$11,615	$68,850	17%
Individual health	21,809	510	3,098	24,397	13%
Group life and health	113,182	10,097	77,410	180,495	43%
Annuity	1,051,376	—	102,370	1,153,746	9%

	$1,244,790	$11,795	$194,493	$1,427,488	14%

48

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Year Ended December 31, 2003

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Advisor’s Edge Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA—VA Small Value, DFA—VA Large Value, DFA—VA International Value, DFA—VA International Small, DFA—VA Short-Term Fixed, DFA—VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Montgomery Variable Series: Growth, Gartmore GVIT Developing Markets, Strong International Stock, Strong Multi Cap Value, Liberty Small Company Growth, Credit Suisse—International Focus, Credit Suisse—Small Cap Growth, Asset Allocation—Growth, Alger Aggressive Growth, American Century International, Clarion Real Estate Securities, Asset Allocation—Conservative, Dreyfus Small Cap Value, Gabelli Global Growth, GE U.S. Equity, Great Companies—AmericaSM, Templeton Great Companies Global, Great Companies—TechnologySM, J.P. Morgan Enhanced Index, Janus Global, Janus Growth, LKCM Strategic Total Return, Asset Allocation—Moderate, Asset Allocation—Moderate Growth, PBHG Mid Cap Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, AllianceBernstein Growth, AllianceBernstein Technology, AllianceBernstein Premier Growth, Dreyfus—Core Bond, Dreyfus Socially Responsible Growth Fund, Inc.—Service Class, Dreyfus VIF—Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid-Cap Index, REIT Index, Short-Term Corporate, and Total Bond Market Index subaccounts), which are available for investment by contract owners of the Advisor’s Edge Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Variable Annuity at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2003

	DFA - VA Small Value Subaccount	DFA - VA Large Value Subaccount	DFA - VA International Value Subaccount	DFA - VA International Small Subaccount
Assets
Investment in securities:
Number of shares	2,653,885.743	3,063,263.735	2,399,208.044	1,922,872.101

Cost	$29,579,577	$36,482,590	$22,276,722	$13,148,067

Investments in mutual funds, at net asset value	$37,817,872	$40,741,408	$28,382,631	$17,536,594
Receivable for units sold	1	—	—	—

Total assets	37,817,873	40,741,408	28,382,631	17,536,594

Liabilities
Payable for units redeemed	—	11	9	—

	$37,817,873	$40,741,397	$28,382,622	$17,536,594

Net Assets:
Deferred annuity contracts terminable by owners	37,817,873	40,741,397	28,382,622	17,536,594

Total net assets	$37,817,873	$40,741,397	$28,382,622	$17,536,594

Accumulation units outstanding:
M&E - 0.60%	9,157,566	15,889,251	9,099,983	5,030,463

M&E - 0.65%	717,600	972,491	980,020	767,291

M&E - 0.75%	914,255	1,975,693	1,018,621	397,318

Accumulation unit value:
M&E - 0.60%	$1.533537	$0.995999	$1.228331	$1.408442

M&E - 0.65%	$31.184051	$23.604732	$16.283703	$12.894695

M&E - 0.75%	$1.527732	$0.992228	$1.223687	$1.403131

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2003

	DFA - VA Short- Term Fixed Subaccount	DFA - VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	2,767,867.524	2,577,307.397	327,368.247	93,111.464

Cost	$28,461,072	$27,202,727	$5,317,113	$752,863

Investments in mutual funds, at net asset value	$28,038,498	$26,623,585	$6,252,734	$785,861
Receivable for units sold	15	—	—	—

Total assets	28,038,513	26,623,585	6,252,734	785,861

Liabilities
Payable for units redeemed	—	4	47	2

	$28,038,513	$26,623,581	$6,252,687	$785,859

Net Assets:
Deferred annuity contracts terminable by owners	28,038,513	26,623,581	6,252,687	785,859

Total net assets	$28,038,513	$26,623,581	$6,252,687	$785,859

Accumulation units outstanding:
M&E - 0.60%	10,159,184	9,384,153	1,588,538	88,578

M&E - 0.65%	1,160,101	809,316	181,842	44,169

M&E - 0.75%	1,046,834	1,057,068	326,349	189,041

Accumulation unit value:
M&E - 0.60%	$1.065931	$1.149659	$0.961029	$0.826580

M&E - 0.65%	$13.876360	$18.069956	$24.271753	$12.609999

M&E - 0.75%	$1.061815	$1.145334	$0.957386	$0.823457

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2003

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	9,766,049.120	1,684,606.709	723,732.591	359,886.544

Cost	$9,766,049	$12,537,918	$8,403,846	$8,723,506

Investments in mutual funds, at net asset value	$9,766,049	$13,460,008	$8,518,333	$9,540,592
Receivable for units sold	2	—	7	—

Total assets	9,766,051	13,460,008	8,518,340	9,540,592

Liabilities
Payable for units redeemed	—	4	—	19

	$9,766,051	$13,460,004	$8,518,340	$9,540,573

Net Assets:
Deferred annuity contracts terminable by owners	9,766,051	13,460,004	8,518,340	9,540,573

Total net assets	$9,766,051	$13,460,004	$8,518,340	$9,540,573

Accumulation units outstanding:
M&E - 0.60%	3,892,260	3,794,609	1,734,569	1,706,191

M&E - 0.65%	376,675	351,231	387,836	231,882

M&E - 0.75%	709,882	2,900,468	260,708	687,355

Accumulation unit value:
M&E - 0.60%	$1.020480	$1.214176	$1.139328	$1.193356

M&E - 0.65%	$13.466238	$15.215940	$16.105222	$28.839247

M&E - 0.75%	$1.016629	$1.209590	$1.135042	$1.188865

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2003

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	218,568.279	309,339.407	190,947.104	146,129.414

Cost	$3,127,162	$2,112,222	$1,550,895	$1,094,152

Investments in mutual funds, at net asset value	$4,301,424	$3,214,036	$1,924,747	$1,451,065
Receivable for units sold	—	—	—	—

Total assets	4,301,424	3,214,036	1,924,747	1,451,065

Liabilities
Payable for units redeemed	54	47	29	11

	$4,301,370	$3,213,989	$1,924,718	$1,451,054

Net Assets:
Deferred annuity contracts terminable by owners	4,301,370	3,213,989	1,924,718	1,451,054

Total net assets	$4,301,370	$3,213,989	$1,924,718	$1,451,054

Accumulation units outstanding:
M&E - 0.60%	631,039	534,118	854,092	645,131

M&E - 0.65%	129,595	207,243	65,649	57,066

M&E - 0.75%	248,013	298,053	291,361	55,416

Accumulation unit value:
M&E - 0.60%	$1.080928	$1.384188	$1.023686	$1.040451

M&E - 0.65%	$25.866750	$9.957720	$11.474112	$12.658764

M&E - 0.75%	$1.076834	$1.378954	$1.019821	$1.036545

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Alger Aggressive Growth Subaccount
Assets
Investment in securities:
Number of shares	232,151.474	169,551.662	43,869.335	75,260.348

Cost	$1,807,997	$2,104,470	$385,865	$865,569

Investments in mutual funds, at net asset value	$2,054,541	$2,339,813	$468,086	$1,089,017
Receivable for units sold	—	—	—	1

Total assets	2,054,541	2,339,813	468,086	1,089,018

Liabilities
Payable for units redeemed	24	16	3	—

	$2,054,517	$2,339,797	$468,083	$1,089,018

Net Assets:
Deferred annuity contracts terminable by owners	2,054,517	2,339,797	468,083	1,089,018

Total net assets	$2,054,517	$2,339,797	$468,083	$1,089,018

Accumulation units outstanding:
M&E - 0.60%	439,892	675,552	411,029	111,204

M&E - 0.65%	167,578	110,338	—	130,595

M&E - 0.75%	87,044	100,732	33,690	36,670

Accumulation unit value:
M&E - 0.60%	$0.984982	$1.009053	$1.052733	$0.824384

M&E - 0.65%	$9.164808	$14.110015	$1.051863	$7.406285

M&E - 0.75%	$0.981253	$1.005225	$1.050140	$0.821263

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	American Century International Subaccount	Clarion Real Estate Securities Subaccount	Asset Allocation - Conservative Subaccount	Dreyfus Small Cap Value Subaccount
Assets
Investment in securities:
Number of shares	126,309.156	285,371.170	39,436.020	135,327.247

Cost	$872,243	$3,518,321	$389,228	$1,262,829

Investments in mutual funds, at net asset value	$951,108	$4,303,397	$440,106	$1,970,365
Receivable for units sold	—	—	—	—

Total assets	951,108	4,303,397	440,106	1,970,365

Liabilities
Payable for units redeemed	12	6	9	32

	$951,096	$4,303,391	$440,097	$1,970,333

Net Assets:
Deferred annuity contracts terminable by owners	951,096	4,303,391	440,097	1,970,333

Total net assets	$951,096	$4,303,391	$440,097	$1,970,333

Accumulation units outstanding:
M&E - 0.60%	323,170	733,553	237,703	227,529

M&E - 0.65%	64,881	171,571	161,869	86,712

M&E - 0.75%	573,522	141,437	—	72,002

Accumulation unit value:
M&E - 0.60%	$0.990624	$1.439114	$1.101791	$1.174384

M&E - 0.65%	$0.989796	$17.747415	$1.100876	$18.669705

M&E - 0.75%	$0.988170	$1.433686	$1.099033	$1.169963

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies - TechnologySM Subaccount
Assets
Investment in securities:
Number of shares	51,273.924	4,831.572	6,445.822	5,744.244

Cost	$596,433	$43,456	$39,135	$17,850

Investments in mutual funds, at net asset value	$676,303	$47,253	$45,443	$22,805
Receivable for units sold	—	—	—	—

Total assets	676,303	47,253	45,443	22,805

Liabilities
Payable for units redeemed	1	1	1	2

	$676,302	$47,252	$45,442	$22,803

Net Assets:
Deferred annuity contracts terminable by owners	676,302	47,252	45,442	22,803

Total net assets	$676,302	$47,252	$45,442	$22,803

Accumulation units outstanding:
M&E - 0.60%	620,882	39,651	38,370	16,459

M&E - 0.65%	81,325	—	—	—

M&E - 0.75%	26,470	—	—	—

Accumulation unit value:
M&E - 0.60%	$0.928381	$1.191720	$1.184293	$1.385401

M&E - 0.65%	$0.927215	$1.190834	$1.183407	$1.384378

M&E - 0.75%	$0.924876	$1.189064	$1.181650	$1.382303

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount
Assets
Investment in securities:
Number of shares	782,986.148	35,936.649	136,765.047	111,483.106

Cost	$8,851,431	$780,391	$3,251,676	$1,507,907

Investments in mutual funds, at net asset value	$9,983,073	$582,892	$4,130,304	$1,663,328
Receivable for units sold	—	5	—	—

Total assets	9,983,073	582,897	4,130,304	1,663,328

Liabilities
Payable for units redeemed	71	—	26	1

	$9,983,002	$582,897	$4,130,278	$1,663,327

Net Assets:
Deferred annuity contracts terminable by owners	9,983,002	582,897	4,130,278	1,663,327

Total net assets	$9,983,002	$582,897	$4,130,278	$1,663,327

Accumulation units outstanding:
M&E - 0.60%	1,289,513	—	935,242	354,353

M&E - 0.65%	665,504	66,025	498,906	107,402

M&E - 0.75%	1,367,508	—	306,556	123,363

Accumulation unit value:
M&E - 0.60%	$0.907020	$—	$0.803014	$1.087280

M&E - 0.65%	$11.386439	$8.828406	$6.281798	$10.655504

M&E - 0.75%	$0.903588	$—	$0.799978	$1.083176

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	10,992.185	119,408.655	45,696.681	372,812.155

Cost	$110,465	$1,075,105	$345,577	$4,015,128

Investments in mutual funds, at net asset value	$120,804	$1,292,002	$404,416	$4,093,477
Receivable for units sold	—	—	—	3

Total assets	120,804	1,292,002	404,416	4,093,480

Liabilities
Payable for units redeemed	3	7	2	—

	$120,801	$1,291,995	$404,414	$4,093,480

Net Assets:
Deferred annuity contracts terminable by owners	120,801	1,291,995	404,414	4,093,480

Total net assets	$120,801	$1,291,995	$404,414	$4,093,480

Accumulation units outstanding:
M&E - 0.60%	111,467	183,807	419,177	2,808,700

M&E - 0.65%	—	1,026,860	6,383	465,901

M&E - 0.75%	—	628	78,136	438,083

Accumulation unit value:
M&E - 0.60%	$1.083738	$1.067366	$0.803376	$1.103003

M&E - 0.65%	$1.082839	$1.066490	$0.802376	$1.102095

M&E - 0.75%	$1.081041	$1.064711	$0.800331	$1.100269

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	22,110.349	73,928.242	30,499.024	14,471.312

Cost	$230,381	$1,196,966	$309,239	$166,948

Investments in mutual funds, at net asset value	$288,761	$1,332,926	$383,373	$179,589
Receivable for units sold	—	—	—	—

Total assets	288,761	1,332,926	383,373	179,589

Liabilities
Payable for units redeemed	3	10	5	6

	$288,758	$1,332,916	$383,368	$179,583

Net Assets:
Deferred annuity contracts terminable by owners	288,758	1,332,916	383,368	179,583

Total net assets	$288,758	$1,332,916	$383,368	$179,583

Accumulation units outstanding:
M&E - 0.60%	172,998	1,064,372	165,504	140,135

M&E - 0.65%	92,511	182,999	49,123	—

M&E - 0.75%	29,344	132,041	87,677	28,644

Accumulation unit value:
M&E - 0.60%	$0.980088	$0.966804	$1.269802	$1.064466

M&E - 0.65%	$0.978856	$0.965582	$1.268203	$1.063568

M&E - 0.75%	$0.976384	$0.963156	$1.265019	$1.061814

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Assets
Investment in securities:
Number of shares	316,817.233	19,306.178	22,321.738	35,538.103

Cost	$2,722,618	$286,348	$303,900	$460,372

Investments in mutual funds, at net asset value	$3,161,836	$321,641	$351,791	$509,972
Receivable for units sold	—	—	—	—

Total assets	3,161,836	321,641	351,791	509,972

Liabilities
Payable for units redeemed	40	9	2	4

	$3,161,796	$321,632	$351,789	$509,968

Net Assets:
Deferred annuity contracts terminable by owners	3,161,796	321,632	351,789	509,968

Total net assets	$3,161,796	$321,632	$351,789	$509,968

Accumulation units outstanding:
M&E - 0.60%	697,641	335,094	292,952	164,566

M&E - 0.65%	245,312	26,700	—	14,130

M&E - 0.75%	159,465	72,918	108,827	494,672

Accumulation unit value:
M&E - 0.60%	$1.004892	$0.740403	$0.876476	$0.759480

M&E - 0.65%	$9.380292	$0.739462	$0.875372	$0.758513

M&E - 0.75%	$1.001104	$0.737599	$0.873163	$0.756591

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount
Assets
Investment in securities:
Number of shares	3,176.135	65,816.252	10,671.880	23,441.441

Cost	$58,828	$855,188	$239,488	$706,279

Investments in mutual funds, at net asset value	$67,747	$854,953	$252,817	$804,276
Receivable for units sold	2	—	—	—

Total assets	67,749	854,953	252,817	804,276

Liabilities
Payable for units redeemed	—	—	4	—

	$67,749	$854,953	$252,813	$804,276

Net Assets:
Deferred annuity contracts terminable by owners	67,749	854,953	252,813	804,276

Total net assets	$67,749	$854,953	$252,813	$804,276

Accumulation units outstanding:
M&E - 0.60%	57,871	363,083	169,892	666,055

M&E - 0.65%	11,464	90,725	64,568	100,640

M&E - 0.75%	16,521	295,678	82,137	78,836

Accumulation unit value:
M&E - 0.60%	$0.789806	$1.142595	$0.799523	$0.951686

M&E - 0.65%	$0.788790	$1.141150	$0.798516	$0.950483

M&E - 0.75%	$0.786798	$1.138281	$0.796501	$0.948103

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Assets
Investment in securities:
Number of shares	15,851.008	13,450.370	6,770.138	376,214.893

Cost	$166,457	$138,869	$62,317	$8,538,972

Investments in mutual funds, at net asset value	$190,212	$154,814	$75,826	$9,996,030
Receivable for units sold	—	—	—	—

Total assets	190,212	154,814	75,826	9,996,030

Liabilities
Payable for units redeemed	7	7	4	69

	$190,205	$154,807	$75,822	$9,995,961

Net Assets:
Deferred annuity contracts terminable by owners	190,205	154,807	75,822	9,995,961

Total net assets	$190,205	$154,807	$75,822	$9,995,961

Accumulation units outstanding:
M&E - 0.60%	55,582	69,645	51,422	8,121,760

M&E - 0.65%	34,772	7,392	19,267	863,821

M&E - 0.75%	138,500	95,415	17,601	601,035

Accumulation unit value:
M&E - 0.60%	$0.833190	$0.899621	$0.859676	$1.042940

M&E - 0.65%	$0.832124	$0.898480	$0.858577	$1.042081

M&E - 0.75%	$0.830041	$0.896210	$0.856427	$1.040340

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Corporate Subaccount	Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	133,094.650	335,347.811	490,934.388	243,264.986

Cost	$1,557,877	$4,553,169	$5,224,369	$2,816,213

Investments in mutual funds, at net asset value	$1,815,411	$5,395,746	$5,272,635	$2,829,172
Receivable for units sold	—	—	—	4

Total assets	1,815,411	5,395,746	5,272,635	2,829,176

Liabilities
Payable for units redeemed	10	3	3	—

	$1,815,401	$5,395,743	$5,272,632	$2,829,176

Net Assets:
Deferred annuity contracts terminable by owners	1,815,401	5,395,743	5,272,632	2,829,176

Total net assets	$1,815,401	$5,395,743	$5,272,632	$2,829,176

Accumulation units outstanding:
M&E - 0.60%	1,166,226	3,222,018	3,653,958	2,032,329

M&E - 0.65%	168,033	240,890	543,197	187,819

M&E - 0.75%	375,251	796,775	703,167	357,181

Accumulation unit value:
M&E - 0.60%	$1.062613	$1.267349	$1.076457	$1.098159

M&E - 0.65%	$1.061727	$1.266290	$1.075578	$1.097255

M&E - 0.75%	$1.059954	$1.264203	$1.073787	$1.095438

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	DFA - VA Small Value Subaccount	DFA - VA Large Value Subaccount	DFA - VA International Value Subaccount	DFA - VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$43,384	$437,104	$419,598	$303,809
Expenses
Administrative, mortality and expense risk charge	178,605	202,430	139,238	83,351

Net investment income (loss)	(135,221)	234,674	280,360	220,458
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,480,397	—	896,850	747,838
Proceeds from sales	5,015,661	4,448,282	4,657,015	2,648,916
Cost of investments sold	4,728,392	5,031,412	4,618,126	2,473,895

Net realized capital gains (losses) on investments	3,767,666	(583,130)	935,739	922,859
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,974,662)	(5,890,046)	(2,024,247)	(500,088)
End of period	8,238,295	4,258,818	6,105,909	4,388,527

Net change in unrealized appreciation/depreciation of investments	11,212,957	10,148,864	8,130,156	4,888,615

Net realized and unrealized capital gains (losses) on investments	14,980,623	9,565,734	9,065,895	5,811,474

Increase (decrease) in net assets from operations	$14,845,402	$9,800,408	$9,346,255	$6,031,932

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	DFA - VA Short-Term Fixed Subaccount	DFA - VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$333,148	$709,722	$87,584	$40,864
Expenses
Administrative, mortality and expense risk charge	162,977	148,668	36,599	4,444

Net investment income (loss)	170,171	561,054	50,985	36,420
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	246,857	983,608	—	—
Proceeds from sales	5,261,519	3,268,456	1,858,975	243,706
Cost of investments sold	5,246,910	3,138,219	2,198,826	354,392

Net realized capital gains (losses) on investments	261,466	1,113,845	(339,851)	(110,686)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(181,944)	626,982	(718,130)	(163,285)
End of period	(422,574)	(579,142)	935,621	32,998

Net change in unrealized appreciation/depreciation of investments	(240,630)	(1,206,124)	1,653,751	196,283

Net realized and unrealized capital gains (losses) on investments	20,836	(92,279)	1,313,900	85,597

Increase (decrease) in net assets from operations	$191,007	$468,775	$1,364,885	$122,017

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$136,964	$713,512	$408,405	$—
Expenses
Administrative, mortality and expense risk charge	130,196	63,096	68,283	45,032

Net investment income (loss)	6,768	650,416	340,122	(45,032)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	52,966	—
Proceeds from sales	104,854,601	8,911,911	5,752,438	20,664,722
Cost of investments sold	104,854,601	8,423,801	5,441,885	19,532,313

Net realized capital gains (losses) on investments	—	488,110	363,519	1,132,409
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	192,893	635,906	(637,335)
End of period	—	922,090	114,487	817,086

Net change in unrealized appreciation/depreciation of investments	—	729,197	(521,419)	1,454,421

Net realized and unrealized capital gains (losses) on investments	—	1,217,307	(157,900)	2,586,830

Increase (decrease) in net assets from operations	$6,768	$1,867,723	$182,222	$2,541,798

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong International Stock Subaccount(1)	Strong Multi Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$8,163	$1,744	$4,224	$1,810
Expenses
Administrative, mortality and expense risk charge	24,811	16,184	225	10,969

Net investment income (loss)	(16,648)	(14,440)	3,999	(9,159)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,261,255	1,221,776	260,447	861,472
Cost of investments sold	3,959,743	1,302,473	346,674	1,055,833

Net realized capital gains (losses) on investments	301,512	(80,697)	(86,227)	(194,361)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(349,955)	(233,373)	(69,565)	(394,175)
End of period	1,174,262	1,101,814	—	373,852

Net change in unrealized appreciation/depreciation of investments	1,524,217	1,335,187	69,565	768,027

Net realized and unrealized capital gains (losses) on investments	1,825,729	1,254,490	(16,662)	573,666

Increase (decrease) in net assets from operations	$1,809,081	$1,240,050	$(12,663)	$564,507

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$12,242	$—	$481
Expenses
Administrative, mortality and expense risk charge	7,308	10,673	18,292	1,860

Net investment income (loss)	(7,308)	1,569	(18,292)	(1,379)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	290,432	3,181,259	25,715,347	4,752
Cost of investments sold	320,625	2,941,213	25,076,446	4,057

Net realized capital gains (losses) on investments	(30,193)	240,046	638,901	695
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(114,814)	(37,749)	4,372	76
End of period	356,913	246,544	235,343	82,221

Net change in unrealized appreciation/depreciation of investments	471,727	284,293	230,971	82,145

Net realized and unrealized capital gains (losses) on investments	441,534	524,339	869,872	82,840

Increase (decrease) in net assets from operations	$434,226	$525,908	$851,580	$81,461

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Alger Aggressive Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount	Asset Allocation - Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$67,576	$229
Expenses
Administrative, mortality and expense risk charge	7,848	4,206	27,230	1,452

Net investment income (loss)	(7,848)	(4,206)	40,346	(1,223)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	10,564	—
Proceeds from sales	2,229,945	7,692,593	6,307,985	4,273
Cost of investments sold	2,235,479	7,596,748	5,843,836	3,652

Net realized capital gains (losses) on investments	(5,534)	95,845	474,713	621
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(153,324)	9,753	(31,209)	2,399
End of period	223,448	78,865	785,076	50,878

Net change in unrealized appreciation/depreciation of investments	376,772	69,112	816,285	48,479

Net realized and unrealized capital gains (losses) on investments	371,238	164,957	1,290,998	49,100

Increase (decrease) in net assets from operations	$363,390	$160,751	$1,331,344	$47,877

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,461	$106
Expenses
Administrative, mortality and expense risk charge	11,129	293	2,891	144

Net investment income (loss)	(11,129)	(293)	570	(38)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,042,392	161,426	217,706	14,916
Cost of investments sold	1,646,686	169,676	210,504	14,968

Net realized capital gains (losses) on investments	(604,294)	(8,250)	7,202	(52)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,013,806)	(9,722)	(5,967)	(1,046)
End of period	707,536	—	79,870	3,797

Net change in unrealized appreciation/depreciation of investments	1,721,342	9,722	85,837	4,843

Net realized and unrealized capital gains (losses) on investments	1,117,048	1,472	93,039	4,791

Increase (decrease) in net assets from operations	$1,105,919	$1,179	$93,609	$4,753

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Templeton Great Companies Global Subaccount	Great Companies - TechnologySM Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount
Net investment income (loss)
Income:
Dividends	$50	$—	$33,960	$—
Expenses
Administrative, mortality and expense risk charge	125	88	45,784	3,839

Net investment income (loss)	(75)	(88)	(11,824)	(3,839)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	463	4,120	4,495,731	364,612
Cost of investments sold	414	3,480	5,331,326	818,694

Net realized capital gains (losses) on investments	49	640	(835,595)	(454,082)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(17)	(93)	(1,627,752)	(760,067)
End of period	6,308	4,955	1,131,642	(197,499)

Net change in unrealized appreciation/depreciation of investments	6,325	5,048	2,759,394	562,568

Net realized and unrealized capital gains (losses) on investments	6,374	5,688	1,923,799	108,486

Increase (decrease) in net assets from operations	$6,299	$5,600	$1,911,975	$104,647

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$37,358	$57	$1,415
Expenses
Administrative, mortality and expense risk charge	26,727	9,004	292	4,684

Net investment income (loss)	(26,727)	28,354	(235)	(3,269)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,326,507	302,995	19,210	22,025
Cost of investments sold	3,623,160	325,941	16,991	19,974

Net realized capital gains (losses) on investments	(296,653)	(22,946)	2,219	2,051
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(540,241)	(124,718)	(240)	577
End of period	878,628	155,421	10,339	216,897

Net change in unrealized appreciation/depreciation of investments	1,418,869	280,139	10,579	216,320

Net realized and unrealized capital gains (losses) on investments	1,122,216	257,193	12,798	218,371

Increase (decrease) in net assets from operations	$1,095,489	$285,547	$12,563	$215,102

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$39,853	$1,145	$—
Expenses
Administrative, mortality and expense risk charge	2,229	20,817	1,900	3,082

Net investment income (loss)	(2,229)	19,036	(755)	(3,082)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	8,019	—	—
Proceeds from sales	205,661	1,487,415	186,965	140,543
Cost of investments sold	217,578	1,393,924	191,236	151,929

Net realized capital gains (losses) on investments	(11,917)	101,510	(4,271)	(11,386)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(39,145)	67,955	(40,611)	(33,664)
End of period	58,839	78,349	58,380	135,960

Net change in unrealized appreciation/depreciation of investments	97,984	10,394	98,991	169,624

Net realized and unrealized capital gains (losses) on investments	86,067	111,904	94,720	158,238

Increase (decrease) in net assets from operations	$83,838	$130,940	$93,965	$155,156

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$5,583	$54,308	$—
Expenses
Administrative, mortality and expense risk charge	2,143	827	20,274	1,819

Net investment income (loss)	(2,143)	4,756	34,034	(1,819)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	133,819	114,417	7,513,849	115,565
Cost of investments sold	145,631	100,137	7,581,512	134,991

Net realized capital gains (losses) on investments	(11,812)	14,280	(67,663)	(19,426)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(30,587)	(6)	(500,913)	(56,409)
End of period	74,134	12,641	439,218	35,293

Net change in unrealized appreciation/depreciation of investments	104,721	12,647	940,131	91,702

Net realized and unrealized capital gains (losses) on investments	92,909	26,927	872,468	72,276

Increase (decrease) in net assets from operations	$90,766	$31,683	$906,502	$70,457

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$39,882
Expenses
Administrative, mortality and expense risk charge	1,355	1,665	711	6,565

Net investment income (loss)	(1,355)	(1,665)	(711)	33,317
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	16,962
Proceeds from sales	14,301	15,836	105,070	561,261
Cost of investments sold	15,863	19,483	111,973	538,298

Net realized capital gains (losses) on investments	(1,562)	(3,647)	(6,903)	39,925
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,894)	(16,679)	(22,112)	9,693
End of period	47,891	49,600	8,919	(235)

Net change in unrealized appreciation/depreciation of investments	60,785	66,279	31,031	(9,928)

Net realized and unrealized capital gains (losses) on investments	59,223	62,632	24,128	29,997

Increase (decrease) in net assets from operations	$57,868	$60,967	$23,417	$63,314

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Net investment income (loss)
Income:
Dividends	$5	$8,601	$—	$—
Expenses
Administrative, mortality and expense risk charge	869	4,145	699	544

Net investment income (loss)	(864)	4,456	(699)	(544)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,679	295,281	6,147	10,599
Cost of investments sold	5,609	338,668	6,985	12,552

Net realized capital gains (losses) on investments	(930)	(43,387)	(838)	(1,953)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,554)	(56,547)	(7,055)	(9,273)
End of period	13,329	97,997	23,755	15,945

Net change in unrealized appreciation/depreciation of investments	33,883	154,544	30,810	25,218

Net realized and unrealized capital gains (losses) on investments	32,953	111,157	29,972	23,265

Increase (decrease) in net assets from operations	$32,089	$115,613	$29,273	$22,721

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$60,915	$4,042	$81,822
Expenses
Administrative, mortality and expense risk charge	441	34,916	5,302	17,113

Net investment income (loss)	(441)	25,999	(1,260)	64,709
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	121,829	12,934	63,558
Proceeds from sales	42,645	589,738	156,076	1,109,697
Cost of investments sold	48,346	572,872	144,458	1,072,824

Net realized capital gains (losses) on investments	(5,701)	138,695	24,552	100,431
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(13,943)	53,818	(5,573)	87,989
End of period	13,509	1,457,058	257,534	842,577

Net change in unrealized appreciation/depreciation of investments	27,452	1,403,240	263,107	754,588

Net realized and unrealized capital gains (losses) on investments	21,751	1,541,935	287,659	855,019

Increase (decrease) in net assets from operations	$21,310	$1,567,934	$286,399	$919,728

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Short-Term Corporate Subaccount	Total Bond Market Index Subaccount
Net investment income (loss)
Income:
Dividends	$75,258	$95,400
Expenses
Administrative, mortality and expense risk charge	19,352	12,870

Net investment income (loss)	55,906	82,530
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	494,933	1,068,245
Cost of investments sold	485,331	1,064,651

Net realized capital gains (losses) on investments	9,602	3,594
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	31,500	26,930
End of period	48,266	12,959

Net change in unrealized appreciation/depreciation of investments	16,766	(13,971)

Net realized and unrealized capital gains (losses) on investments	26,368	(10,377)

Increase (decrease) in net assets from operations	$82,274	$72,153

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	DFA - VA Small Value Subaccount		DFA - VA Large Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(135,221)	$(70,937)	$234,674	$156,852
Net realized capital gains (losses) on investments	3,767,666	1,016,851	(583,130)	(3,004,682)
Net change in unrealized appreciation/ depreciation of investments	11,212,957	(3,577,110)	10,148,864	(4,048,066)

Increase (decrease) in net assets from operations	14,845,402	(2,631,196)	9,800,408	(6,895,896)
Contract transactions
Net contract purchase payments	2,725,892	5,007,356	3,611,499	6,748,977
Transfer payments from (to) other subaccounts or general account	(586,710)	3,249,820	2,126,820	2,509,578
Contract terminations, withdrawals, and other deductions	(1,787,518)	(1,995,724)	(2,460,355)	(2,233,439)
Contract maintenance charges	(5,274)	(4,330)	(6,161)	(5,630)

Increase (decrease) in net assets from contract transactions	346,390	6,257,122	3,271,803	7,019,486

Net increase (decrease) in net assets	15,191,792	3,625,926	13,072,211	123,590
Net assets:
Beginning of the period	22,626,081	19,000,155	27,669,186	27,545,596

End of the period	$37,817,873	$22,626,081	$40,741,397	$27,669,186

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	DFA - VA International Value Subaccount		DFA - VA International Small Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$280,360	$281,728	$220,458	$124,548
Net realized capital gains (losses) on investments	935,739	(682,827)	922,859	(602,731)
Net change in unrealized appreciation/ depreciation of investments	8,130,156	(1,297,217)	4,888,615	683,579

Increase (decrease) in net assets from operations	9,346,255	(1,698,316)	6,031,932	205,396
Contract transactions
Net contract purchase payments	2,240,366	3,456,663	1,314,354	1,838,905
Transfer payments from (to) other subaccounts or general account	68,098	1,848,812	360,483	1,238,081
Contract terminations, withdrawals, and other deductions	(1,801,601)	(1,219,763)	(799,740)	(601,353)
Contract maintenance charges	(4,449)	(3,662)	(2,434)	(1,919)

Increase (decrease) in net assets from contract transactions	502,414	4,082,050	872,663	2,473,714

Net increase (decrease) in net assets	9,848,669	2,383,734	6,904,595	2,679,110
Net assets:
Beginning of the period	18,533,953	16,150,219	10,631,999	7,952,889

End of the period	$28,382,622	$18,533,953	$17,536,594	$10,631,999

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	DFA - VA Short-Term Fixed Subaccount		DFA - VA Global Bond Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$170,171	$346,489	$561,054	$426,297
Net realized capital gains (losses) on investments	261,466	315,661	1,113,845	309,951
Net change in unrealized appreciation/ depreciation of investments	(240,630)	(41,424)	(1,206,124)	921,592

Increase (decrease) in net assets from operations	191,007	620,726	468,775	1,657,840
Contract transactions
Net contract purchase payments	3,774,285	4,840,265	2,425,082	3,442,564
Transfer payments from (to) other subaccounts or general account	3,753,122	3,129,805	5,328,227	2,661,837
Contract terminations, withdrawals, and other deductions	(2,406,869)	(2,689,389)	(1,875,182)	(2,577,644)
Contract maintenance charges	(5,535)	(3,690)	(4,389)	(3,389)

Increase (decrease) in net assets from contract transactions	5,115,003	5,276,991	5,873,738	3,523,368

Net increase (decrease) in net assets	5,306,010	5,897,717	6,342,513	5,181,208
Net assets:
Beginning of the period	22,732,503	16,834,786	20,281,068	15,099,860

End of the period	$28,038,513	$22,732,503	$26,623,581	$20,281,068

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$50,985	$36,996	$36,420	$47,878
Net realized capital gains (losses) on investments	(339,851)	(1,301,596)	(110,686)	(474,257)
Net change in unrealized appreciation/ depreciation of investments	1,653,751	(623,441)	196,283	132,081

Increase (decrease) in net assets from operations	1,364,885	(1,888,041)	122,017	(294,298)
Contract transactions
Net contract purchase payments	324,359	1,005,808	38,539	70,034
Transfer payments from (to) other subaccounts or general account	(597,960)	(2,131,563)	37,375	(209,249)
Contract terminations, withdrawals, and other deductions	(780,494)	(941,326)	(68,636)	(180,460)
Contract maintenance charges	(2,141)	(3,160)	(288)	(271)

Increase (decrease) in net assets from contract transactions	(1,056,236)	(2,070,241)	6,990	(319,946)

Net increase (decrease) in net assets	308,649	(3,958,282)	129,007	(614,244)
Net assets:
Beginning of the period	5,944,038	9,902,320	656,852	1,271,096

End of the period	$6,252,687	$5,944,038	$785,859	$656,852

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$6,768	$204,566	$650,416	$678,163
Net realized capital gains (losses) on investments	—	—	488,110	(1,021,269)
Net change in unrealized appreciation/ depreciation of investments	—	—	729,197	537,320

Increase (decrease) in net assets from operations	6,768	204,566	1,867,723	194,214
Contract transactions
Net contract purchase payments	23,927,157	22,952,942	458,534	1,415,880
Transfer payments from (to) other subaccounts or general account	(17,102,045)	(7,930,559)	2,952,572	456,940
Contract terminations, withdrawals, and other deductions	(17,980,119)	(17,215,335)	(1,189,430)	(1,466,198)
Contract maintenance charges	(5,169)	(3,232)	(1,679)	(1,631)

Increase (decrease) in net assets from contract transactions	(11,160,176)	(2,196,184)	2,219,997	404,991

Net increase (decrease) in net assets	(11,153,408)	(1,991,618)	4,087,720	599,205
Net assets:
Beginning of the period	20,919,459	22,911,077	9,372,284	8,773,079

End of the period	$9,766,051	$20,919,459	$13,460,004	$9,372,284

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$340,122	$357,027	$(45,032)	$(31,492)
Net realized capital gains (losses) on investments	363,519	369,395	1,132,409	136,312
Net change in unrealized appreciation/ depreciation of investments	(521,419)	184,931	1,454,421	(1,043,579)

Increase (decrease) in net assets from operations	182,222	911,353	2,541,798	(938,759)
Contract transactions
Net contract purchase payments	1,005,054	1,343,585	451,028	577,631
Transfer payments from (to) other subaccounts or general account	(1,298,656)	(312,238)	2,362,549	74,049
Contract terminations, withdrawals, and other deductions	(2,770,422)	(1,612,964)	(395,714)	(458,781)
Contract maintenance charges	(2,623)	(3,379)	(2,038)	(1,721)

Increase (decrease) in net assets from contract transactions	(3,066,647)	(584,996)	2,415,825	191,178

Net increase (decrease) in net assets	(2,884,425)	326,357	4,957,623	(747,581)
Net assets:
Beginning of the period	11,402,765	11,076,408	4,582,950	5,330,531

End of the period	$8,518,340	$11,402,765	$9,540,573	$4,582,950

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Wanger International Small Cap Subaccount		Montgomery Variable Series: Growth Subaccount
	2003	2002	2003	2002 (1)
Operations
Net investment income (loss)	$(16,648)	$(17,111)	$—	$(5,203)
Net realized capital gains (losses) on investments	301,512	48,922	—	(548,980)
Net change in unrealized appreciation/depreciation of investments	1,524,217	(383,777)	—	258,244

Increase (decrease) in net assets from operations	1,809,081	(351,966)	—	(295,939)
Contract transactions
Net contract purchase payments	148,968	269,209	—	21,157
Transfer payments from (to) other subaccounts or general account	339,686	(173,481)	—	(918,509)
Contract terminations, withdrawals, and other deductions	(261,139)	(247,561)	—	(103,128)
Contract maintenance charges	(1,216)	(1,052)	—	(301)

Increase (decrease) in net assets from contract transactions	226,299	(152,885)	—	(1,000,781)

Net increase (decrease) in net assets	2,035,380	(504,851)	—	(1,296,720)
Net assets:
Beginning of the period	2,265,990	2,770,841	—	1,296,720

End of the period	$4,301,370	$2,265,990	$—	$—

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gartmore GVIT Developing Markets Subaccount		Strong International Stock Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$(14,440)	$(11,411)	$3,999	$49,496
Net realized capital gains (losses) on investments	(80,697)	338,341	(86,227)	(3,564)
Net change in unrealized appreciation/depreciation of investments	1,335,187	(461,332)	69,565	(79,140)

Increase (decrease) in net assets from operations	1,240,050	(134,402)	(12,663)	(33,208)
Contract transactions
Net contract purchase payments	278,787	434,472	—	41,930
Transfer payments from (to) other subaccounts or general account	(170,134)	(483,320)	(253,339)	(85,214)
Contract terminations, withdrawals, and other deductions	(148,611)	(197,934)	(660)	(101,937)
Contract maintenance charges	(629)	(569)	(38)	(126)

Increase (decrease) in net assets from contract transactions	(40,587)	(247,351)	(254,037)	(145,347)

Net increase (decrease) in net assets	1,199,463	(381,753)	(266,700)	(178,555)
Net assets:
Beginning of the period	2,014,526	2,396,279	266,700	445,255

End of the period	$3,213,989	$2,014,526	$—	$266,700

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Strong Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(9,159)	$(984)	$(7,308)	$(5,224)
Net realized capital gains (losses) on investments	(194,361)	97,158	(30,193)	(74,569)
Net change in unrealized appreciation/depreciation of investments	768,027	(535,505)	471,727	(147,200)

Increase (decrease) in net assets from operations	564,507	(439,331)	434,226	(226,993)
Contract transactions
Net contract purchase payments	98,889	251,760	112,481	303,292
Transfer payments from (to) other subaccounts or general account	(145,112)	656,858	211,955	81,418
Contract terminations, withdrawals, and other deductions	(199,112)	(275,846)	(140,771)	(80,252)
Contract maintenance charges	(363)	(418)	(251)	(203)

Increase (decrease) in net assets from contract transactions	(245,698)	632,354	183,414	304,255

Net increase (decrease) in net assets	318,809	193,023	617,640	77,262
Net assets:
Beginning of the period	1,605,909	1,412,886	833,414	756,152

End of the period	$1,924,718	$1,605,909	$1,451,054	$833,414

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$1,569	$(12,921)	$(18,292)	$(15,939)
Net realized capital gains (losses) on investments	240,046	(80,348)	638,901	(1,118,214)
Net change in unrealized appreciation/depreciation of investments	284,293	(55,506)	230,971	100,740

Increase (decrease) in net assets from operations	525,908	(148,775)	851,580	(1,033,413)
Contract transactions
Net contract purchase payments	109,564	143,775	109,447	274,877
Transfer payments from (to) other subaccounts or general account	191,835	1,048,293	(522,707)	27,784
Contract terminations, withdrawals, and other deductions	(260,198)	(399,459)	(167,356)	(395,466)
Contract maintenance charges	(585)	(405)	(578)	(709)

Increase (decrease) in net assets from contract transactions	40,616	792,204	(581,194)	(93,514)

Net increase (decrease) in net assets	566,524	643,429	270,386	(1,126,927)
Net assets:
Beginning of the period	1,487,993	844,564	2,069,411	3,196,338

End of the period	$2,054,517	$1,487,993	$2,339,797	$2,069,411

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Growth Subaccount		Alger Aggressive Growth Subaccount
	2003	2002 (1)	2003	2002
Operations
Net investment income (loss)	$(1,379)	$(1)	$(7,848)	$(13,755)
Net realized capital gains (losses) on investments	695	—	(5,534)	(1,011,728)
Net change in unrealized appreciation/depreciation of investments	82,145	76	376,772	76,744

Increase (decrease) in net assets from operations	81,461	75	363,390	(948,739)
Contract transactions
Net contract purchase payments	234,526	300	59,891	78,956
Transfer payments from (to) other subaccounts or general account	98,531	53,633	(1,695,943)	1,427,281
Contract terminations, withdrawals, and other deductions	(409)	—	(250,869)	(256,509)
Contract maintenance charges	(34)	—	(471)	(598)

Increase (decrease) in net assets from contract transactions	332,614	53,933	(1,887,392)	1,249,130

Net increase (decrease) in net assets	414,075	54,008	(1,524,002)	300,391
Net assets:
Beginning of the period	54,008	—	2,613,020	2,312,629

End of the period	$468,083	$54,008	$1,089,018	$2,613,020

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	American Century International Subaccount		Clarion Real Estate Securities Subaccount
	2003	2002 (1)	2003	2002
Operations
Net investment income (loss)	$(4,206)	$(2,651)	$40,346	$34,999
Net realized capital gains (losses) on investments	95,845	25,920	474,713	203,155
Net change in unrealized appreciation/depreciation of investments	69,112	9,753	816,285	(189,281)

Increase (decrease) in net assets from operations	160,751	33,022	1,331,344	48,873
Contract transactions
Net contract purchase payments	93,786	91,822	177,815	1,808,984
Transfer payments from (to) other subaccounts or general account	(1,355,103)	1,959,513	(1,008,836)	(442,406)
Contract terminations, withdrawals, and other deductions	(32,487)	—	(193,293)	(221,427)
Contract maintenance charges	(208)	—	(974)	(651)

Increase (decrease) in net assets from contract transactions	(1,294,012)	2,051,335	(1,025,288)	1,144,500

Net increase (decrease) in net assets	(1,133,261)	2,084,357	306,056	1,193,373
Net assets:
Beginning of the period	2,084,357	—	3,997,335	2,803,962

End of the period	$951,096	$2,084,357	$4,303,391	$3,997,335

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation -Conservative Subaccount		Dreyfus Small Cap Value Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(1,223)	$(159)	$(11,129)	$547,803
Net realized capital gains (losses) on investments	621	(16)	(604,294)	(1,204,207)
Net change in unrealized appreciation/depreciation of investments	48,479	2,399	1,721,342	(2,365,288)

Increase (decrease) in net assets from operations	47,877	2,224	1,105,919	(3,021,692)
Contract transactions
Net contract purchase payments	48,764	300	12,602	199,718
Transfer payments from (to) other subaccounts or general account	178,971	162,510	(653,873)	(10,062,476)
Contract terminations, withdrawals, and other deductions	(319)	—	(279,454)	(758,193)
Contract maintenance charges	(230)	—	(871)	(1,303)

Increase (decrease) in net assets from contract transactions	227,186	162,810	(921,596)	(10,622,254)

Net increase (decrease) in net assets	275,063	165,034	184,323	(13,643,946)
Net assets:
Beginning of the period	165,034	—	1,786,010	15,429,956

End of the period	$440,097	$165,034	$1,970,333	$1,786,010

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gabelli Global Growth Subaccount		GE U.S. Equity Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(293)	$(194)	$570	$(1,213)
Net realized capital gains (losses) on investments	(8,250)	(395)	7,202	(172,518)
Net change in unrealized appreciation/depreciation of investments	9,722	(10,593)	85,837	(13,558)

Increase (decrease) in net assets from operations	1,179	(11,182)	93,609	(187,289)
Contract transactions
Net contract purchase payments	8,385	34,776	394,806	487,261
Transfer payments from (to) other subaccounts or general account	(118,564)	60,595	(94,720)	(289,878)
Contract terminations, withdrawals, and other deductions	—	(60)	(59,112)	(68,195)
Contract maintenance charges	—	—	(17)	(1,053)

Increase (decrease) in net assets from contract transactions	(110,179)	95,311	240,957	128,135

Net increase (decrease) in net assets	(109,000)	84,129	334,566	(59,154)
Net assets:
Beginning of the period	109,000	24,871	341,736	400,890

End of the period	$—	$109,000	$676,302	$341,736

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Great Companies -AmericaSM Subaccount		Templeton Great Companies Global Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(38)	$(35)	$(75)	$—
Net realized capital gains (losses) on investments	(52)	(1,820)	49	—
Net change in unrealized appreciation/depreciation of investments	4,843	(1,046)	6,325	(17)

Increase (decrease) in net assets from operations	4,753	(2,901)	6,299	(17)
Contract transactions
Net contract purchase payments	—	18,852	39,217	300
Transfer payments from (to) other subaccounts or general account	13,491	13,398	(18)	(1)
Contract terminations, withdrawals, and other deductions	(341)	—	(338)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	13,150	32,250	38,861	299

Net increase (decrease) in net assets	17,903	29,349	45,160	282
Net assets:
Beginning of the period	29,349	—	282	—

End of the period	$47,252	$29,349	$45,442	$282

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Great Companies - TechnologySM Subaccount		J.P. Morgan Enhanced Index Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(88)	$(2)	$(11,824)	$(16,985)
Net realized capital gains (losses) on investments	640	—	(835,595)	(1,912,724)
Net change in unrealized appreciation/depreciation of investments	5,048	(93)	2,759,394	(230,303)

Increase (decrease) in net assets from operations	5,600	(95)	1,911,975	(2,160,012)
Contract transactions
Net contract purchase payments	—	1,609	344,558	731,217
Transfer payments from (to) other subaccounts or general account	16,104	(1)	3,167,423	(166,472)
Contract terminations, withdrawals, and other deductions	(414)	—	(893,853)	(902,887)
Contract maintenance charges	—	—	(2,166)	(2,188)

Increase (decrease) in net assets from contract transactions	15,690	1,608	2,615,962	(340,330)

Net increase (decrease) in net assets	21,290	1,513	4,527,937	(2,500,342)
Net assets:
Beginning of the period	1,513	—	5,455,065	7,955,407

End of the period	$22,803	$1,513	$9,983,002	$5,455,065

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Global Subaccount		Janus Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(3,839)	$20,488	$(26,727)	$(35,039)
Net realized capital gains (losses) on investments	(454,082)	(556,018)	(296,653)	(1,362,533)
Net change in unrealized appreciation/depreciation of investments	562,568	173,685	1,418,869	(634,016)

Increase (decrease) in net assets from operations	104,647	(361,845)	1,095,489	(2,031,588)
Contract transactions
Net contract purchase payments	844	2,249	157,100	363,137
Transfer payments from (to) other subaccounts or general account	(328,706)	(256,400)	(2,082,519)	1,276,504
Contract terminations, withdrawals, and other deductions	(26,816)	(134,022)	(574,627)	(575,533)
Contract maintenance charges	(385)	(562)	(1,720)	(1,985)

Increase (decrease) in net assets from contract transactions	(355,063)	(388,735)	(2,501,766)	1,062,123

Net increase (decrease) in net assets	(250,416)	(750,580)	(1,406,277)	(969,465)
Net assets:
Beginning of the period	833,313	1,583,893	5,536,555	6,506,020

End of the period	$582,897	$833,313	$4,130,278	$5,536,555

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	LKCM Strategic Total Return Subaccount		Asset Allocation - Moderate Subaccount
	2003	2002	2003	2002 (1)
Operations
Net investment income (loss)	$28,354	$30,463	$(235)	$(5)
Net realized capital gains (losses) on investments	(22,946)	(169,058)	2,219	(1)
Net change in unrealized appreciation/depreciation of investments	280,139	(55,997)	10,579	(240)

Increase (decrease) in net assets from operations	285,547	(194,592)	12,563	(246)
Contract transactions
Net contract purchase payments	185,140	417,650	32,782	300
Transfer payments from (to) other subaccounts or general account	227,050	(203,785)	63,833	18,123
Contract terminations, withdrawals, and other deductions	(124,148)	(242,361)	(6,315)	—
Contract maintenance charges	(475)	(1,239)	(239)	—

Increase (decrease) in net assets from contract transactions	287,567	(29,735)	90,061	18,423

Net increase (decrease) in net assets	573,114	(224,327)	102,624	18,177
Net assets:
Beginning of the period	1,090,213	1,314,540	18,177	—

End of the period	$1,663,327	$1,090,213	$120,801	$18,177

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Growth Subaccount		PBHG Mid Cap Growth Subaccount
	2003	2002 (1)	2003	2002
Operations
Net investment income (loss)	$(3,269)	$(60)	$(2,229)	$(975)
Net realized capital gains (losses) on investments	2,051	(1,574)	(11,917)	(3,391)
Net change in unrealized appreciation/depreciation of investments	216,320	577	97,984	(40,008)

Increase (decrease) in net assets from operations	215,102	(1,057)	83,838	(44,374)
Contract transactions
Net contract purchase payments	500,012	800	16,875	83,065
Transfer payments from (to) other subaccounts or general account	546,586	48,067	117,663	165,025
Contract terminations, withdrawals, and other deductions	(7,480)	(10,000)	(52,151)	(255)
Contract maintenance charges	(35)	—	(157)	(6)

Increase (decrease) in net assets from contract transactions	1,039,083	38,867	82,230	247,829

Net increase (decrease) in net assets	1,254,185	37,810	166,068	203,455
Net assets:
Beginning of the period	37,810	—	238,346	34,891

End of the period	$1,291,995	$37,810	$404,414	$238,346

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2003	2002 (1)	2003	2002
Operations
Net investment income (loss)	$19,036	$(3,663)	$(755)	$592
Net realized capital gains (losses) on investments	101,510	1,402	(4,271)	(18,391)
Net change in unrealized appreciation/depreciation of investments	10,394	67,955	98,991	(44,583)

Increase (decrease) in net assets from operations	130,940	65,694	93,965	(62,382)
Contract transactions
Net contract purchase payments	1,240,689	873,543	29,910	31,396
Transfer payments from (to) other subaccounts or general account	872,501	1,152,208	122,410	175,871
Contract terminations, withdrawals, and other deductions	(240,750)	(1,017)	(146,842)	(17,291)
Contract maintenance charges	(328)	—	(199)	(29)

Increase (decrease) in net assets from contract transactions	1,872,112	2,024,734	5,279	189,947

Net increase (decrease) in net assets	2,003,052	2,090,428	99,244	127,565
Net assets:
Beginning of the period	2,090,428	—	189,514	61,949

End of the period	$4,093,480	$2,090,428	$288,758	$189,514

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(3,082)	$(1,629)	$(2,143)	$(1,320)
Net realized capital gains (losses) on investments	(11,386)	(40,151)	(11,812)	(20,094)
Net change in unrealized appreciation/depreciation of investments	169,624	(33,025)	104,721	(31,020)

Increase (decrease) in net assets from operations	155,156	(74,805)	90,766	(52,434)
Contract transactions
Net contract purchase payments	211,363	288,606	40,073	99,830
Transfer payments from (to) other subaccounts or general account	821,772	4,822	50,023	304,096
Contract terminations, withdrawals, and other deductions	(88,990)	(98,542)	(95,827)	(56,295)
Contract maintenance charges	(350)	—	(292)	—

Increase (decrease) in net assets from contract transactions	943,795	194,886	(6,023)	347,631

Net increase (decrease) in net assets	1,098,951	120,081	84,743	295,197
Net assets:
Beginning of the period	233,965	113,884	298,625	3,428

End of the period	$1,332,916	$233,965	$383,368	$298,625

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2003	2002 (1)	2003	2002
Operations
Net investment income (loss)	$4,756	$139	$34,034	$(24,208)
Net realized capital gains (losses) on investments	14,280	127	(67,663)	(23,902)
Net change in unrealized appreciation/depreciation of investments	12,647	(6)	940,131	(638,825)

Increase (decrease) in net assets from operations	31,683	260	906,502	(686,935)
Contract transactions
Net contract purchase payments	114,526	41,020	182,314	552,399
Transfer payments from (to) other subaccounts or general account	(7,243)	(272)	(1,924,901)	(826,459)
Contract terminations, withdrawals, and other deductions	(373)	—	(285,598)	(722,419)
Contract maintenance charges	(18)	—	(1,005)	(1,606)

Increase (decrease) in net assets from contract transactions	106,892	40,748	(2,029,190)	(998,085)

Net increase (decrease) in net assets	138,575	41,008	(1,122,688)	(1,685,020)
Net assets:
Beginning of the period	41,008	—	4,284,484	5,969,504

End of the period	$179,583	$41,008	$3,161,796	$4,284,484

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount		AllianceBernstein Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,819)	$(917)	$(1,355)	$(378)
Net realized capital gains (losses) on investments	(19,426)	(14,380)	(1,562)	(6,592)
Net change in unrealized appreciation/depreciation of investments	91,702	(55,966)	60,785	(12,849)

Increase (decrease) in net assets from operations	70,457	(71,263)	57,868	(19,819)
Contract transactions
Net contract purchase payments	106,148	90,266	18,909	64,982
Transfer payments from (to) other subaccounts or general account	25,063	105,003	148,339	68,952
Contract terminations, withdrawals, and other deductions	(67,457)	(4,912)	(8,184)	(305)
Contract maintenance charges	(143)	(45)	(14)	—

Increase (decrease) in net assets from contract transactions	63,611	190,312	159,050	133,629

Net increase (decrease) in net assets	134,068	119,049	216,918	113,810
Net assets:
Beginning of the period	187,564	68,515	134,871	21,061

End of the period	$321,632	$187,564	$351,789	$134,871

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AllianceBernstein Technology Subaccount		AllianceBernstein Premier Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,665)	$(175)	$(711)	$(597)
Net realized capital gains (losses) on investments	(3,647)	(36)	(6,903)	(6,117)
Net change in unrealized appreciation/depreciation of investments	66,279	(17,220)	31,031	(24,936)

Increase (decrease) in net assets from operations	60,967	(17,431)	23,417	(31,650)
Contract transactions
Net contract purchase payments	—	10,121	555	83,915
Transfer payments from (to) other subaccounts or general account	432,593	34,833	(5,823)	3,094
Contract terminations, withdrawals, and other deductions	(13,863)	—	(75,769)	—
Contract maintenance charges	(7)	—	(31)	(26)

Increase (decrease) in net assets from contract transactions	418,723	44,954	(81,068)	86,983

Net increase (decrease) in net assets	479,690	27,523	(57,651)	55,333
Net assets:
Beginning of the period	30,278	2,755	125,400	70,067

End of the period	$509,968	$30,278	$67,749	$125,400

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Dreyfus - Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$33,317	$25,179	$(864)	$(474)
Net realized capital gains (losses) on investments	39,925	(6,596)	(930)	(13,941)
Net change in unrealized appreciation/depreciation of investments	(9,928)	15,154	33,883	(20,361)

Increase (decrease) in net assets from operations	63,314	33,737	32,089	(34,776)
Contract transactions
Net contract purchase payments	52,385	329,859	141,842	128,501
Transfer payments from (to) other subaccounts or general account	274,926	32,627	1,405	7,687
Contract terminations, withdrawals, and other deductions	(124,276)	(87,461)	(2,390)	(31,252)
Contract maintenance charges	(223)	(47)	(62)	—

Increase (decrease) in net assets from contract transactions	202,812	274,978	140,795	104,936

Net increase (decrease) in net assets	266,126	308,715	172,884	70,160
Net assets:
Beginning of the period	588,827	280,112	79,929	9,769

End of the period	$854,953	$588,827	$252,813	$79,929

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Dreyfus VIF - Appreciation Subaccount		Seligman Global Technology Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$4,456	$2,323	$(699)	$(320)
Net realized capital gains (losses) on investments	(43,387)	(25,929)	(838)	(8,895)
Net change in unrealized appreciation/depreciation of investments	154,544	(56,089)	30,810	(7,329)

Increase (decrease) in net assets from operations	115,613	(79,695)	29,273	(16,544)
Contract transactions
Net contract purchase payments	261,923	176,553	12,740	13,562
Transfer payments from (to) other subaccounts or general account	78,336	150,448	115,175	30,814
Contract terminations, withdrawals, and other deductions	(106,128)	(7,695)	(4,334)	(4,061)
Contract maintenance charges	(287)	(13)	(44)	—

Increase (decrease) in net assets from contract transactions	233,844	319,293	123,537	40,315

Net increase (decrease) in net assets	349,457	239,598	152,810	23,771
Net assets:
Beginning of the period	454,819	215,221	37,395	13,624

End of the period	$804,276	$454,819	$190,205	$37,395

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(544)	$(197)	$(441)	$(338)
Net realized capital gains (losses) on investments	(1,953)	(9,730)	(5,701)	(21,089)
Net change in unrealized appreciation/depreciation of investments	25,218	(5,124)	27,452	433

Increase (decrease) in net assets from operations	22,721	(15,051)	21,310	(20,994)
Contract transactions
Net contract purchase payments	7,483	11,888	5,102	29,637
Transfer payments from (to) other subaccounts or general account	102,514	(7,090)	24,611	14,899
Contract terminations, withdrawals, and other deductions	(4,130)	(3,801)	(36,997)	(3,240)
Contract maintenance charges	(23)	(8)	(50)	(16)

Increase (decrease) in net assets from contract transactions	105,844	989	(7,334)	41,280

Net increase (decrease) in net assets	128,565	(14,062)	13,976	20,286
Net assets:
Beginning of the period	26,242	40,304	61,846	41,560

End of the period	$154,807	$26,242	$75,822	$61,846

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Equity Index Subaccount		Mid-Cap Index Subaccount
	2003	2002 (1)	2003	2002(1)
Operations
Net investment income (loss)	$25,999	$(5,867)	$(1,260)	$(657)
Net realized capital gains (losses) on investments	138,695	(23,215)	24,552	(2,422)
Net change in unrealized appreciation/depreciation of investments	1,403,240	53,818	263,107	(5,573)

Increase (decrease) in net assets from operations	1,567,934	24,736	286,399	(8,652)
Contract transactions
Net contract purchase payments	2,489,856	1,179,513	613,951	296,493
Transfer payments from (to) other subaccounts or general account	2,729,678	2,304,439	599,843	91,228
Contract terminations, withdrawals, and other deductions	(250,568)	(49,348)	(63,132)	(612)
Contract maintenance charges	(279)	—	(117)	—

Increase (decrease) in net assets from contract transactions	4,968,687	3,434,604	1,150,545	387,109

Net increase (decrease) in net assets	6,536,621	3,459,340	1,436,944	378,457
Net assets:
Beginning of the period	3,459,340	—	378,457	—

End of the period	$9,995,961	$3,459,340	$1,815,401	$378,457

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	REIT Index Subaccount		Short-Term Corporate Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$64,709	$(2,690)	$55,906	$(2,807)
Net realized capital gains (losses) on investments	100,431	(5,083)	9,602	186
Net change in unrealized appreciation/ depreciation of investments	754,588	87,989	16,766	31,500

Increase (decrease) in net assets from operations	919,728	80,216	82,274	28,879
Contract transactions
Net contract purchase payments	818,140	407,268	1,623,637	754,518
Transfer payments from (to) other subaccounts or general account	2,113,065	1,228,275	2,056,755	936,669
Contract terminations, withdrawals, and other deductions	(170,426)	(374)	(209,310)	—
Contract maintenance charges	(149)	—	(790)	—

Increase (decrease) in net assets from contract transactions	2,760,630	1,635,169	3,470,292	1,691,187

Net increase (decrease) in net assets	3,680,358	1,715,385	3,552,566	1,720,066
Net assets:
Beginning of the period	1,715,385	—	1,720,066	—

End of the period	$5,395,743	$1,715,385	$5,272,632	$1,720,066

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Total Bond Market Index Subaccount
	2003	2002 (1)
Operations
Net investment income (loss)	$82,530	$(1,647)
Net realized capital gains (losses) on investments	3,594	1,170
Net change in unrealized appreciation/ depreciation of investments	(13,971)	26,930

Increase (decrease) in net assets from operations	72,153	26,453
Contract transactions
Net contract purchase payments	1,759,959	459,942
Transfer payments from (to) other subaccounts or general account	116,606	463,963
Contract terminations, withdrawals, and other deductions	(69,572)	(328)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	1,806,993	923,577

Net increase (decrease) in net assets	1,879,146	950,030
Net assets:
Beginning of the period	950,030	—

End of the period	$2,829,176	$950,030

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Subaccount Investment by Fund:

DFA Investment Dimensions Group, Inc.:	Credit Suisse Trust:
DFA-VA Small Value Portfolio	Credit Suisse-International Focus Portfolio
DFA-VA Large Value Portfolio	Credit Suisse-Small Cap Growth Portfolio
DFA-VA International Value Portfolio	AEGON/Transamerica Series Fund, Inc. - Initial Class:
DFA-VA International Small Portfolio	Asset Allocation-Growth Portfolio-Initial Class
DFA-VA Short-Term Fixed Portfolio	Alger Aggressive Growth-Initial Class
DFA-VA Global Bond Portfolio	American Century International-Initial Class
Federated Insurance Series:	Clarion Real Estate Securities-Initial Class
Federated American Leaders Fund II	Asset Allocation-Conservative Portfolio-Initial Class
Federated Capital Income Fund II	Dreyfus Small Cap Value
Federated Prime Money Fund II	GE U.S. Equity-Initial Class
Federated High Income Bond Fund II	Great Companies - AmericaSM - Initial Class
Federated Fund for U.S. Government Securities II	Templeton Great Companies Global-Initial Class
Wanger Advisors Trust:	Great Companies - TechnologySM - Initial Class
Wanger U.S. Smaller Companies	J.P. Morgan Enhanced Index-Initial Class
Wanger International Small Cap	Janus Global
Gartmore Global Asset Management Trust:	Janus Growth-Initial Class
Gartmore GVIT Developing Markets Fund	LKCM Strategic Total Return-Initial Class
Strong Variable Insurance Funds, Inc.:	Asset Allocation-Moderate Portfolio-Initial Class
Strong Multi Cap Value Fund II	Asset Allocation-Moderate Growth Portfolio-Initial Class
SteinRoe Variable Investment Trust:	PBHG Mid Cap Growth-Initial Class
Liberty Small Company Growth Fund, Variable Series-Class A

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

PIMCO Total Return-Initial Class
Salomon All Cap-Initial Class
Transamerica Equity-Initial Class
Transamerica Growth Opportunities-Initial Class
Transamerica Value Balanced-Initial Class
Van Kampen Active International Allocation-Initial Class
Van Kampen Emerging Growth-Initial Class
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B
AllianceBernstein Technology Portfolio-Class B
AllianceBernstein Premier Growth Portfolio-Class B
Dreyfus Investment Portfolios - Service Class:
Dreyfus-Core Bond Portfolio-Service Class
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Portfolio-Service Class
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares
Seligman Communications and Information Portfolio-Class 2 Shares
Seligman Capital Portfolio-Class 2 Shares
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio
Vanguard-Mid-Cap Index Portfolio
Vanguard-REIT Index Portfolio
Vanguard-Short-Term Corporate Portfolio
Vanguard-Total Bond Market Index Portfolio

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Premier Growth	June 18, 2001
AllianceBernstein Technology	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Gabelli Global Growth	June 18, 2001
GE U.S. Equity	June 18, 2001
PBHG Mid Cap Growth	June 18, 2001
Salomon All Cap	June 18, 2001
Seligman Capital	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Global Technology	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerican Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
American Century International	May 1, 2002
Asset Allocation - Conservative	May 1, 2002
Asset Allocation - Growth	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation - Moderate Growth	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Vanguard - Equity Index	May 1, 2002
Vanguard - Mid-Cap Index	May 1, 2002
Vanguard - REIT Index	May 1, 2002
Vanguard - Short-Term Coporate	May 1, 2002
Vanguard - Total Bond Market Index	May 1, 2002
Great Companies - AmericaSM	July 1, 2002
Great Companies - TechnologySM	July 1, 2002
Templeton Great Companies Global	July 1, 2002

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Federated Capital Income Fund II	Federated Utility Fund II
Gartmore GVIT Developing Markets Fund	Montgomery Variable Series: Emerging Markets Fund
Liberty Small Company Growth Fund, Variable Series-Class A	Stein Roe Small Company Growth Fund
Asset Allocation-Growth Portfolio	Aggressive Asset Allocation
Asset Allocation-Conservative Portfolio	Conservative Asset Allocation
Asset Allocation-Moderate Portfolio	Moderate Asset Allocation
Asset Allocation-Moderate Growth Portfolio	Moderately Aggressive Asset Allocation
AllianceBernstein Growth Portfolio	Alliance Growth Portfolio
AllianceBernstein Technology Portfolio	Alliance Technology Portfolio
AllianceBernstein Premier Growth Portfolio	Alliance Premier Growth Portfolio
Templeton Great Companies Global	Great Companies - Global2

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

The Dreyfus Small Cap Value Subaccount is only available to contract owners that held an investment in this subaccount on July 1, 2002.

Effective October 18, 2002, the Montgomery Variable Series: Growth Subaccount is no longer available to contract owners.

Effective February 28, 2003, the Strong International Stock Subaccount is no longer available to contract owners.

Effective April 30, 2003, Gabelli Global Growth merged into American Century International.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2003.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
DFA-VA Small Value Portfolio	$8,707,199	$5,015,661
DFA-VA Large Value Portfolio	7,954,771	4,448,282
DFA-VA International Value Portfolio	6,336,645	4,657,015
DFA-VA International Small Portfolio	4,489,874	2,648,916
DFA-VA Short-Term Fixed Portfolio	10,793,537	5,261,519
DFA-VA Global Bond Portfolio	10,686,861	3,268,456
Federated Insurance Series:
Federated American Leaders Fund II	853,811	1,858,975
Federated Capital Income Fund II	287,119	243,706
Federated Prime Money Fund II	93,701,187	104,854,601
Federated High Income Bond Fund II	11,782,376	8,911,911
Federated Fund for U.S. Government Securities II	3,078,850	5,752,438
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	23,035,552	20,664,722
Wanger International Small Cap	4,470,944	4,261,255
Gartmore Global Asset Management Trust:
Gartmore GVIT Developing Markets Fund	1,166,822	1,221,776
Strong Variable Insurance Funds, Inc.:
Strong International Stock Fund II	10,408	260,447
Strong Multi Cap Value Fund II	606,654	861,472
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	466,549	290,432
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	3,223,464	3,181,259
Credit Suisse-Small Cap Growth Portfolio	25,115,878	25,715,347
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	335,990	4,752
Alger Aggressive Growth-Initial Class	334,724	2,229,945
American Century International-Initial Class	6,394,384	7,692,593
Clarion Real Estate Securities-Initial Class	5,333,575	6,307,985
Asset Allocation-Conservative Portfolio-Initial Class	230,245	4,273
Dreyfus Small Cap Value	109,686	1,042,392
Gabelli Global Growth	50,954	161,426
GE U.S. Equity-Initial Class	459,235	217,706
Great Companies - AmericaSM-Initial Class	28,029	14,916

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Templeton Great Companies Global-Initial Class	39,250	463
Great Companies - TechnologySM-Initial Class	19,723	4,120
J.P. Morgan Enhanced Index-Initial Class	7,099,993	4,495,731
Janus Global	5,707	364,612
Janus Growth-Initial Class	798,093	3,326,507
LKCM Strategic Total Return-Initial Class	618,921	302,995
Asset Allocation-Moderate Portfolio-Initial Class	109,039	19,210
Asset Allocation-Moderate Growth Portfolio-Initial Class	1,057,846	22,025
PBHG Mid Cap Growth-Initial Class	285,666	205,661
PIMCO Total Return-Initial Class	3,386,573	1,487,415
Salomon All Cap-Initial Class	191,493	186,965
Transamerica Equity-Initial Class	1,081,268	140,543
Transamerica Growth Opportunities-Initial Class	125,659	133,819
Transamerica Value Balanced-Initial Class	226,071	114,417
Van Kampen Active International Allocation-Initial Class	5,518,701	7,513,849
Van Kampen Emerging Growth-Initial Class	177,368	115,565
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	171,999	14,301
AllianceBernstein Premier Growth Portfolio-Class B	432,898	15,836
AllianceBernstein Technology Portfolio-Class B	23,291	105,070
Dreyfus Investment Portfolios - Service Class:
Dreyfus-Core Bond Portfolio-Service Class	814,351	561,261
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	144,615	4,679
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Portfolio-Service Class	533,584	295,281
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Communications and Information Portfolio-Class 2 Shares	128,993	6,147
Seligman Capital Portfolio-Class 2 Shares	115,905	10,599
Seligman Global Technology Portfolio-Class 2 Shares	34,875	42,645
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	5,706,346	589,738
Vanguard-Mid-Cap Index Portfolio	1,318,308	156,076
Vanguard-REIT Index Portfolio	3,998,590	1,109,697
Vanguard-Short-Term Corporate Portfolio	4,021,132	494,933
Vanguard-Total Bond Market Index Portfolio	2,957,761	1,068,245

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	DFA - VA Small Value Subaccount	DFA -VA Large Value Subaccount	DFA - VA International Value Subaccount	DFA - VA International Small Subaccount	DFA -VA Short- Term Fixed Subaccount

Units outstanding at January 1, 2002	2,248,069	4,187,395	2,928,714	1,824,502	2,957,785
Units purchased	5,888,386	9,996,916	4,742,446	2,262,586	4,679,546
Units redeemed and transferred	293,362	(1,873,741)	444,666	519,821	371,970

Units outstanding at December 31, 2002	8,429,817	12,310,570	8,115,826	4,606,909	8,009,301
Units purchased	2,746,475	4,717,032	2,754,767	1,347,834	3,865,687
Units redeemed and transferred	(386,871)	1,809,834	228,031	240,329	491,131

Units outstanding at December 31, 2003	10,789,421	18,837,435	11,098,624	6,195,072	12,366,119

	DFA - VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Units outstanding at January 1, 2002	2,615,057	1,212,933	205,152	6,511,385	3,444,980
Units purchased	3,332,487	1,036,421	28,865	22,238,883	1,692,443
Units redeemed and transferred	835,505	(154,320)	(64,751)	(17,808,849)	103,792

Units outstanding at December 31, 2002	6,783,049	2,095,034	169,266	10,941,419	5,241,215
Units purchased	2,446,041	568,146	82,297	23,032,911	561,019
Units redeemed and transferred	2,021,448	(566,451)	70,225	(28,995,513)	1,244,074

Units outstanding at December 31, 2003	11,250,537	2,096,729	321,788	4,978,817	7,046,308

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount(1)	Gartmore GVIT Developing Markets Subaccount

Units outstanding at January 1, 2002	1,575,262	761,980	239,272	140,331	470,045
Units purchased	1,885,132	683,687	275,683	63,590	423,994
Units redeemed and transferred	(633,163)	317,768	118,303	(203,921)	(33,991)

Units outstanding at December 31, 2002	2,827,231	1,763,435	633,258	—	860,048
Units purchased	993,767	527,867	193,913	—	361,103
Units redeemed and transferred	(1,437,885)	334,126	181,476	—	(181,737)

Units outstanding at December 31, 2003	2,383,113	2,625,428	1,008,647	—	1,039,414

	Strong International Stock Subaccount(1)	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount
Units outstanding at January 1, 2002	142,827	286,301	101,819	126,231	394,422
Units purchased	26,655	502,805	453,091	209,692	422,128
Units redeemed and transferred	11,896	334,251	45,808	175,492	508,003

Units outstanding at December 31, 2002	181,378	1,123,357	600,718	511,415	1,324,553
Units purchased	7	181,912	119,795	224,744	252,893
Units redeemed and transferred	(181,385)	(94,167)	37,101	(41,646)	(690,823)

Units outstanding at December 31, 2003	—	1,211,102	757,613	694,514	886,622

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Asset Allocation - Growth Subaccount(1)	Alger Aggressive Growth Subaccount	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount	Asset Allocation - Conservative Subaccount(1)
Units outstanding at January 1, 2002	—	561,768	—	643,415	—
Units purchased	66,705	99,484	138,355	2,644,352	21,201
Units redeemed and transferred	(3)	1,330,119	2,484,634	(1,498,076)	161,866

Units outstanding at December 31, 2002	66,702	1,991,371	2,622,989	1,789,691	183,067
Units purchased	275,651	68,457	128,839	149,562	64,894
Units redeemed and transferred	102,365	(1,781,359)	(1,790,255)	(892,692)	151,611

Units outstanding at December 31, 2003	444,719	278,469	961,573	1,046,561	399,572

	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount(1)	Templeton Great Companies Global Subaccount(1)
Units outstanding at January 1, 2002	4,561,318	26,001	420,827	—	—
Units purchased	333,379	42,770	552,451	19,218	303
Units redeemed and transferred	(4,323,380)	68,246	(523,229)	11,304	(3)

Units outstanding at December 31, 2002	571,317	137,017	450,049	30,522	300
Units purchased	7,085	11,047	471,783	—	38,370
Units redeemed and transferred	(192,159)	(148,064)	(193,155)	9,129	(300)

Units outstanding at December 31, 2003	386,243	—	728,677	39,651	38,370

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Great Companies - TechnologySM Subaccount(1)	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount
Units outstanding at January 1, 2002	—	1,427,635	161,472	1,452,361	282,469
Units purchased	1,644	993,075	1,035	576,733	388,502
Units redeemed and transferred	(3)	(466,506)	(46,920)	63,270	(334,370)

Units outstanding at December 31, 2002	1,641	1,954,204	115,587	2,092,364	336,601
Units purchased	—	508,214	112	467,577	240,001
Units redeemed and transferred	14,819	860,108	(49,674)	(819,238)	8,516

Units outstanding at December 31, 2003	16,459	3,322,525	66,025	1,740,704	585,118

	Asset Allocation - Moderate Subaccount(1)	Asset Allocation - Moderate Growth Subaccount(1)	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount
Units outstanding at January 1, 2002	—	—	39,359	—	63,552
Units purchased	20,822	917	113,127	893,141	38,394
Units redeemed and transferred	(3)	43,863	225,590	1,083,421	158,238

Units outstanding at December 31, 2002	20,819	44,780	378,076	1,976,562	260,184
Units purchased	44,960	616,202	118,966	1,185,370	35,562
Units redeemed and transferred	45,688	550,314	6,654	550,752	(893)

Units outstanding at December 31, 2003	111,467	1,211,295	503,696	3,712,684	294,853

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount
Units outstanding at January 1, 2002	118,811	3,000	—	1,400,756	78,466
Units purchased	326,918	158,021	46,102	664,016	174,592
Units redeemed and transferred	(129,833)	145,924	(86)	(275,357)	69,952

Units outstanding at December 31, 2002	315,896	306,945	46,016	1,789,415	323,010
Units purchased	286,655	44,411	130,581	207,873	165,506
Units redeemed and transferred	776,861	(49,052)	(7,819)	(894,870)	(53,805)

Units outstanding at December 31, 2003	1,379,412	302,304	168,779	1,102,418	434,712

	Alliance Bernstein Growth Subaccount	Alliance Bernstein Technology Subaccount	Alliance Bernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
Units outstanding at January 1, 2002	22,943	3,000	74,808	277,152	10,766
Units purchased	89,437	110,302	45,805	364,995	155,003
Units redeemed and transferred	93,915	(56,286)	74,183	(92,886)	(40,667)

Units outstanding at December 31, 2002	206,295	57,016	194,796	549,261	125,103
Units purchased	23,954	—	803	48,460	193,516
Units redeemed and transferred	171,529	616,352	(109,743)	151,766	(2,022)

Units outstanding at December 31, 2003	401,779	673,368	85,856	749,486	316,597

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Units outstanding at January 1, 2002	224,484	14,997	40,673	43,363	—
Units purchased	247,233	14,292	48,447	22,254	1,626,665
Units redeemed and transferred	102,629	31,454	(47,322)	31,541	2,609,410

Units outstanding at December 31, 2002	574,346	60,743	41,798	97,158	4,236,075
Units purchased	380,943	17,864	10,256	7,230	3,079,388
Units redeemed and transferred	(109,758)	150,247	120,398	(16,098)	2,271,153

Units outstanding at December 31, 2003	845,531	228,854	172,452	88,290	9,586,616

	Mid-Cap Index Subaccount(1)	REIT Index Subaccount(1)	Short-Term Corporate Subaccount(1)	Total Bond Market Index Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—
Units purchased	415,030	443,826	763,338	458,214
Units redeemed and transferred	59,629	1,379,137	881,744	436,357

Units outstanding at December 31, 2002	474,659	1,822,963	1,645,082	894,571
Units purchased	769,920	927,137	1,713,974	1,726,804
Units redeemed and transferred	464,931	1,509,583	1,541,267	(44,046)

Units outstanding at December 31, 2003	1,709,510	4,259,683	4,900,323	2,577,329

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA - VA Small Value
	12/31/2003	10,789,421	$1.53 to $1.53	$37,817,873	0.15%	0.60% to 0.75%	65.18 % to 64.93%
	12/31/2002	8,429,817	0.93 to 0.93	22,626,081	0.31	0.60 to 0.75	(11.25) to (11.38)
	12/31/2001	2,248,069	1.05 to 1.05	19,000,155	0.64	0.60 to 0.75	4.61 to 4.53

DFA - VA Large Value
	12/31/2003	18,837,435	1.00 to 0.99	40,741,397	1.37	0.60 to 0.75	33.68 to 33.48
	12/31/2002	12,310,570	0.75 to 0.74	27,669,186	1.19	0.60 to 0.75	(20.84) to (20.96)
	12/31/2001	4,187,395	0.94 to 0.94	27,545,596	1.44	0.60 to 0.75	(5.88) to (5.95)

DFA - VA International Value
	12/31/2003	11,098,624	1.23 to 1.22	28,382,622	1.92	0.60 to 0.75	49.33 to 49.11
	12/31/2002	8,115,826	0.82 to 0.82	18,533,953	2.21	0.60 to 0.75	(9.24) to (9.37)
	12/31/2001	2,928,714	0.91 to 0.91	16,150,219	2.07	0.60 to 0.75	(9.37) to (9.45)

DFA - VA International Small
	12/31/2003	6,195,072	1.41 to 1.40	17,536,594	2.31	0.60 to 0.75	56.65 to 56.42
	12/31/2002	4,606,909	0.90 to 0.90	10,631,999	1.94	0.60 to 0.75	2.75 to 2.60
	12/31/2001	1,824,502	0.87 to 0.87	7,952,889	2.23	0.60 to 0.75	(12.50) to (12.57)

DFA - VA Short-Term Fixed
	12/31/2003	12,366,119	1.07 to 1.06	28,038,513	1.30	0.60 to 0.75	0.80 to 0.64
	12/31/2002	8,009,301	1.06 to 1.06	22,732,503	2.35	0.60 to 0.75	3.06 to 2.90
	12/31/2001	2,957,785	1.03 to 1.03	16,834,786	4.35	0.60 to 0.75	2.61 to 2.53

DFA - VA Global Bond
	12/31/2003	11,250,537	1.15 to 1.15	26,623,581	3.04	0.60 to 0.75	2.18 to 2.03
	12/31/2002	6,783,049	1.13 to 1.12	20,281,068	2.98	0.60 to 0.75	9.29 to 9.13
	12/31/2001	2,615,057	1.03 to 1.03	15,099,860	4.19	0.60 to 0.75	2.94 to 2.86

Federated American Leaders
	12/31/2003	2,096,729	0.96 to 0.96	6,252,687	1.54	0.60 to 0.75	26.93 to 26.74
	12/31/2002	2,095,034	0.76 to 0.76	5,944,038	1.12	0.60 to 0.75	(20.69) to (20.81)
	12/31/2001	1,212,933	0.95 to 0.95	9,902,320	1.27	0.60 to 0.75	(4.54) to (4.61)

Federated Capital Income
	12/31/2003	321,788	0.83 to 0.82	785,859	6.05	0.60 to 0.75	19.95 to 19.77
	12/31/2002	169,266	0.69 to 0.69	656,852	5.72	0.60 to 0.75	(24.40) to (24.52)
	12/31/2001	205,152	0.91 to 0.91	1,271,096	3.49	0.60 to 0.75	(8.85) to (8.92)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio

Federated Prime Money
	12/31/2003	4,978,817	$1.02 to $1.02	$9,766,051	0.80%	0.60% to 0.75%	0.08 % to (0.07)%
	12/31/2002	10,941,419	1.02 to 1.02	20,919,459	1.50	0.60 to 0.75	0.77 to 0.62
	12/31/2001	6,511,385	1.01 to 1.01	22,911,077	4.05	0.60 to 0.75	1.19 to 1.11

Federated High Income Bond
	12/31/2003	7,046,308	1.21 to 1.21	13,460,004	7.29	0.60 to 0.75	21.49 to 21.31
	12/31/2002	5,241,215	1.00 to 1.00	9,372,284	9.42	0.60 to 0.75	0.78 to 0.63
	12/31/2001	3,444,980	0.99 to 0.99	8,773,079	10.10	0.60 to 0.75	(0.83) to (0.91)

Federated Fund for U.S. Government Securities II
	12/31/2003	2,383,113	1.14 to 1.14	8,518,340	3.84	0.60 to 0.75	1.75 to 1.60
	12/31/2002	2,827,231	1.12 to 1.12	11,402,765	3.78	0.60 to 0.75	8.40 to 8.24
	12/31/2001	1,575,262	1.03 to 1.03	11,076,408	3.66	0.60 to 0.75	3.29 to 3.21

Wanger U.S. Smaller Companies
	12/31/2003	2,625,428	1.19 to 1.19	9,540,573	0.00	0.60 to 0.75	42.37 to 42.16
	12/31/2002	1,763,435	0.84 to 0.84	4,582,950	0.00	0.60 to 0.75	(17.31) to (17.43)
	12/31/2001	761,980	1.01 to 1.01	5,330,531	0.06	0.60 to 0.75	1.36 to 1.28

Wanger International Small Cap
	12/31/2003	1,008,647	1.08 to 1.08	4,301,370	0.21	0.60 to 0.75	47.98 to 47.76
	12/31/2002	633,258	0.73 to 0.73	2,265,990	0.00	0.60 to 0.75	(14.34) to (14.47)
	12/31/2001	239,272	0.85 to 0.85	2,770,841	0.00	0.60 to 0.75	(14.72) to (14.79)

Gartmore GVIT Developing Markets
	12/31/2003	1,039,414	1.38 to 1.38	3,213,989	0.07	0.60 to 0.75	58.75 to 58.51
	12/31/2002	860,048	0.87 to 0.87	2,014,526	0.15	0.60 to 0.75	(10.22) to (10.36)
	12/31/2001	470,045	0.97 to 0.97	2,396,279	0.00	0.60 to 0.75	(2.88) to (2.96)

Strong Multi Cap Value
	12/31/2003	1,211,102	1.02 to 1.02	1,924,718	0.11	0.60 to 0.75	37.57 to 37.37
	12/31/2002	1,123,357	0.74 to 0.74	1,605,909	0.52	0.60 to 0.75	(23.62) to (23.73)
	12/31/2001	286,301	0.97 to 0.97	1,412,886	0.00	0.60 to 0.75	(2.58) to (2.66)

Liberty Small Company Growth
	12/31/2003	757,613	1.04 to 1.04	1,451,054	0.00	0.60 to 0.75	43.26 to 43.05
	12/31/2002	600,718	0.73 to 0.72	833,414	0.00	0.60 to 0.75	(24.74) to (24.85)
	12/31/2001	101,819	0.96 to 0.96	756,152	0.00	0.60 to 0.75	(3.50) to (3.58)

Credit Suisse - International Focus
	12/31/2003	694,514	0.98 to 0.98	2,054,517	0.76	0.60 to 0.75	32.30 to 32.10
	12/31/2002	511,415	0.74 to 0.74	1,487,993	0.00	0.60 to 0.75	(20.55) to (20.66)
	12/31/2001	126,231	0.94 to 0.94	844,564	0.00	0.60 to 0.75	(6.30) to (6.37)

Credit Suisse - Small Cap Growth
	12/31/2003	886,622	1.01 to 1.01	2,339,797	0.00	0.60 to 0.75	47.66 to 47.44
	12/31/2002	1,324,553	0.68 to 0.68	2,069,411	0.00	0.60 to 0.75	(34.09) to (34.19)
	12/31/2001	394,422	1.04 to 1.04	3,196,338	0.00	0.60 to 0.75	3.67 to 3.59

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Asset Allocation - Growth
	12/31/2003	444,719	$0.83 to $1.05	$468,083	0.16%	0.60% to 0.75%	30.02 % to 29.83%
	12/31/2002 (1)	66,702	0.81 to 0.81	54,008	0.00	0.60 to 0.75	(19.03) to (19.11)
	Alger Aggressive Growth
	12/31/2003	278,469	0.82 to 0.76	1,089,018	0.00	0.60 to 0.75	34.18 to 33.98
	12/31/2002	1,991,371	0.61 to 0.61	2,613,020	0.00	0.60 to 0.75	(34.79) to (34.88)
	12/31/2001	561,768	0.94 to 0.94	2,312,629	0.00	0.60 to 0.75	(5.79) to (5.86)
	American Century International
	12/31/2003	961,573	0.99 to 0.99	951,096	0.00	0.60 to 0.75	24.54 to 24.36
	12/31/2002 (1)	2,622,989	0.80 to 0.79	2,084,357	0.02	0.60 to 0.75	(20.46) to (20.54)
	Clarion Real Estate Securities
	12/31/2003	1,046,561	1.44 to 1.43	4,303,391	1.56	0.60 to 0.75	34.93 to 34.73
	12/31/2002	1,789,691	1.07 to 1.06	3,997,335	1.59	0.60 to 0.75	2.98 to 2.83
	12/31/2001	643,415	1.04 to 1.03	2,803,962	2.23	0.60 to 0.75	3.57 to 3.49
	Asset Allocation - Conservative
	12/31/2003	399,572	1.10 to 1.10	440,097	0.10	0.60 to 0.75	22.18 to 22.00
	12/31/2002 (1)	183,067	0.90 to 0.90	165,034	0.00	0.60 to 0.75	(9.82) to (9.91)
	Dreyfus Small Cap Value
	12/31/2003	386,243	1.17 to 1.17	1,970,333	0.00	0.60 to 0.75	89.69 to 89.41
	12/31/2002	571,317	0.62 to 0.62	1,786,010	9.53	0.60 to 0.75	(39.83) to (39.91)
	12/31/2001	4,561,318	1.03 to 1.03	15,429,956	0.00	0.60 to 0.75	2.89 to 2.80
	GE U.S. Equity
	12/31/2003	728,677	0.93 to 0.92	676,302	0.73	0.60 to 0.75	22.22 to 22.04
	12/31/2002	450,049	0.76 to 0.76	341,736	0.43	0.60 to 0.75	(20.28) to (20.40)
	12/31/2001 (1)	420,827	0.95 to 0.95	400,890	0.00	0.60 to 0.75	(4.72) to (4.80)
	Great Companies - AmericaSM
	12/31/2003	39,651	1.19 to 1.19	47,252	0.42	0.60 to 0.75	23.93 to 23.74
	12/31/2002 (1)	30,522	0.96 to 0.96	29,349	0.01	0.60 to 0.75	(3.84) to (3.91)
	Templeton Great Companies Global
	12/31/2003	38,370	1.18 to 1.18	45,442	0.26	0.60 to 0.75	25.97 to 25.79
	12/31/2002 (1)	300	0.94 to 0.94	282	0.00	0.60 to 0.75	93.99 to 93.99
	Great Companies - TechnologySM
	12/31/2003	16,459	1.39 to 1.38	22,803	0.00	0.60 to 0.75	50.05 to 49.83
	12/31/2002 (1)	1,641	0.92 to 0.92	1,513	0.00	0.60 to 0.75	(7.67) to (7.74)
	J.P. Morgan Enhanced Index
	12/31/2003	3,322,525	0.91 to 0.90	9,983,002	0.48	0.60 to 0.75	28.18 to 27.99
	12/31/2002	1,954,204	0.71 to 0.71	5,455,065	0.41	0.60 to 0.75	(25.04) to (25.15)
	12/31/2001	1,427,635	0.94 to 0.94	7,955,407	0.64	0.60 to 0.75	(5.60) to (5.67)

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Janus Global
	12/31/2003		66,025	$8.83	$582,897	0.00%	0.65%	22.46%
	12/31/2002		115,587	7.21	833,313	2.41	0.65	(26.50)
	12/31/2001		161,472	9.81	1,583,893	0.85	0.65	(23.35)
	Janus Growth
	12/31/2003		1,740,704	0.80 to 0.80	4,130,278	0.00	0.60 to 0.75	31.21 to 31.01
	12/31/2002		2,092,364	0.61 to 0.61	5,536,555	0.00	0.60 to 0.75	(30.34) to (30.45)
	12/31/2001		1,452,361	0.88 to 0.88	6,506,020	0.00	0.60 to 0.75	(12.14) to (12.21)
	LKCM Strategic Total Return
	12/31/2003		585,118	1.09 to 1.08	1,663,327	2.71	0.60 to 0.75	21.88 to 21.70
	12/31/2002		336,601	0.89 to 0.89	1,090,213	2.87	0.60 to 0.75	(11.09) to (11.22)
	12/31/2001		282,469	1.00 to 1.00	1,314,540	0.48	0.60 to 0.75	0.33 to 0.25
	Asset Allocation - Moderate
	12/31/2003		111,467	1.08 to 1.08	120,801	0.12	0.60 to 0.75	24.12 to 23.94
	12/31/2002	(1)	20,819	0.87 to 0.87	18,177	0.00	0.60 to 0.75	(12.69) to (12.78)
	Asset Allocation - Moderate Growth
	12/31/2003		1,211,295	1.07 to 1.06	1,291,995	0.19	0.60 to 0.75	26.41 to 26.22
	12/31/2002	(1)	44,780	0.84 to 0.84	37,810	0.00	0.60 to 0.75	(15.56) to (15.65)
	PBHG Mid Cap Growth
	12/31/2003		503,696	0.80 to 0.80	404,414	0.00	0.60 to 0.75	27.31 to 27.13
	12/31/2002		378,076	0.63 to 0.63	238,346	0.00	0.60 to 0.75	(28.82) to (28.93)
	12/31/2001	(1)	39,359	0.89 to 0.89	34,891	0.00	0.60 to 0.75	(11.35) to (11.42)
	PIMCO Total Return
	12/31/2003		3,712,684	1.10 to 1.10	4,093,480	1.20	0.60 to 0.75	4.28 to 4.12
	12/31/2002	(1)	1,976,562	1.06 to 1.06	2,090,428	0.00	0.60 to 0.75	5.78 to 5.67
	Salomon All Cap
	12/31/2003		294,853	0.98 to 0.98	288,758	0.42	0.60 to 0.75	34.35 to 34.15
	12/31/2002		260,184	0.73 to 0.73	189,514	1.05	0.60 to 0.75	(25.16) to (25.27)
	12/31/2001	(1)	63,552	0.97 to 0.97	61,949	0.10	0.60 to 0.75	(2.52) to (2.60)
	Transamerica Equity
	12/31/2003		1,379,412	0.97 to 0.96	1,332,916	0.00	0.60 to 0.75	30.44 to 30.25
	12/31/2002		315,896	0.74 to 0.74	233,965	0.00	0.60 to 0.75	(22.71) to (22.82)
	12/31/2001	(1)	118,811	0.96 to 0.96	113,884	0.00	0.60 to 0.75	(4.11) to (4.19)
	Transamerica Growth Opportunities
	12/31/2003		302,304	1.27 to 1.27	383,368	0.00	0.60 to 0.75	30.43 to 30.24
	12/31/2002		306,945	0.97 to 0.97	298,625	0.00	0.60 to 0.75	(14.82) to (14.95)
	12/31/2001	(1)	3,000	1.14 to 1.14	3,428	0.00	0.60 to 0.75	14.30 to 14.21
	Transamerica Value Balanced
	12/31/2003		168,779	1.06 to 1.06	179,583	4.29	0.60 to 0.75	19.45 to 19.27
	12/31/2002	(1)	46,016	0.89 to 0.89	41,008	1.50	0.60 to 0.75	(10.88) to (10.97)

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Van Kampen Active International Allocation
	12/31/2003		1,102,418	$1.00 to $1.00	$3,161,796	1.78%	0.60% to 0.75%	32.02 % to 31.82%
	12/31/2002		1,789,415	0.76 to 0.76	4,284,484	0.18	0.60 to 0.75	(17.47) to (17.59)
	12/31/2001		1,400,756	0.92 to 0.92	5,969,504	0.00	0.60 to 0.75	(7.77) to (7.85)
	Van Kampen Emerging Growth
	12/31/2003		434,712	0.74 to 0.74	321,632	0.00	0.60 to 0.75	27.39 to 27.20
	12/31/2002		323,010	0.58 to 0.58	187,564	0.12	0.60 to 0.75	(33.46) to (33.56)
	12/31/2001	(1)	78,466	0.87 to 0.87	68,515	0.03	0.60 to 0.75	(12.65) to (12.72)
	AllianceBernstein Growth
	12/31/2003		401,779	0.88 to 0.87	351,789	0.00	0.60 to 0.75	33.90 to 33.70
	12/31/2002		206,295	0.65 to 0.65	134,871	0.00	0.60 to 0.75	(28.69) to (28.80)
	12/31/2001	(1)	22,943	0.92 to 0.92	21,061	0.00	0.60 to 0.75	(8.20) to (8.28)
	AllianceBernstein Technology
	12/31/2003		673,368	0.76 to 0.76	509,968	0.00	0.60 to 0.75	42.93 to 42.72
	12/31/2002		57,016	0.53 to 0.53	30,278	0.00	0.60 to 0.75	(42.15) to (42.24)
	12/31/2001	(1)	3,000	0.92 to 0.92	2,755	0.00	0.60 to 0.75	(8.14) to (8.22)
	AllianceBernstein Premier Growth
	12/31/2003		85,856	0.79 to 0.79	67,749	0.00	0.60 to 0.75	22.63 to 22.45
	12/31/2002		194,796	0.64 to 0.64	125,400	0.00	0.60 to 0.75	(31.25) to (31.36)
	12/31/2001	(1)	74,808	0.94 to 0.94	70,067	0.00	0.60 to 0.75	(6.32) to (6.39)
	Dreyfus - Core Bond
	12/31/2003		749,486	1.14 to 1.14	854,953	4.13	0.60 to 0.75	6.48 to 6.32
	12/31/2002		549,261	1.07 to 1.07	588,827	5.12	0.60 to 0.75	6.15 to 5.99
	12/31/2001		277,152	1.01 to 1.01	280,112	3.61	0.60 to 0.75	1.10 to 1.01
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	12/31/2003		316,597	0.80 to 0.80	252,813	0.00	0.60 to 0.75	25.00 to 24.82
	12/31/2002		125,103	0.64 to 0.64	79,929	0.02	0.60 to 0.75	(29.56) to (29.66)
	12/31/2001	(1)	10,766	0.91 to 0.91	9,769	0.00	0.60 to 0.75	(9.20) to (9.27)
	Dreyfus VIF - Appreciation
	12/31/2003		845,531	0.95 to 0.95	804,276	1.32	0.60 to 0.75	20.11 to 19.93
	12/31/2002		574,346	0.79 to 0.79	454,819	1.31	0.60 to 0.75	(17.39) to (17.51)
	12/31/2001		224,484	0.96 to 0.96	215,221	2.21	0.60 to 0.75	(4.09) to (4.16)
	Seligman Global Technology
	12/31/2003		228,854	0.83 to 0.83	190,205	0.00	0.60 to 0.75	35.24 to 35.04
	12/31/2002		60,743	0.62 to 0.61	37,395	0.00	0.60 to 0.75	(32.19) to (32.30)
	12/31/2001	(1)	14,997	0.91 to 0.91	13,624	0.00	0.60 to 0.75	(9.14) to (9.22)
Seligman Communications and Information
	12/31/2003		172,452	0.90 to 0.90	154,807	0.00	0.60 to 0.75	43.20 to 42.98
	12/31/2002		41,798	0.63 to 0.63	26,242	0.00	0.60 to 0.75	(36.61) to (36.71)
	12/31/2001	(1)	40,673	0.99 to 0.99	40,304	0.00	0.60 to 0.75	(0.89) to (0.97)

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Seligman Capital
	12/31/2003		88,290	$0.86 to $0.86	$75,822	0.00%	0.60% to 0.75%	34.95 % to 34.75%
	12/31/2002		97,158	0.64 to 0.64	61,846	0.00	0.60 to 0.75	(33.54) to (33.64)
	12/31/2001	(1)	43,363	0.96 to 0.96	41,560	0.00	0.60 to 0.75	(4.14) to (4.22)
	Equity Index
	12/31/2003		9,586,616	1.04 to 1.04	9,995,961	1.05	0.60 to 0.75	27.70 to 27.51
	12/31/2002	(1)	4,236,075	0.82 to 0.82	3,459,340	0.00	0.60 to 0.75	(18.33) to (18.41)
	Mid-Cap Index
	12/31/2003		1,709,510	1.06 to 1.06	1,815,401	0.47	0.60 to 0.75	33.26 to 33.06
	12/31/2002	(1)	474,659	0.80 to 0.80	378,457	0.00	0.60 to 0.75	(20.26) to (20.34)
	REIT Index
	12/31/2003		4,259,683	1.27 to 1.26	5,395,743	2.89	0.60 to 0.75	34.67 to 34.47
	12/31/2002	(1)	1,822,963	0.94 to 0.94	1,715,385	0.00	0.60 to 0.75	(5.90) to (5.99)
	Short-Term Corporate
	12/31/2003		4,900,323	1.08 to 1.07	5,272,632	2.40	0.60 to 0.75	2.93 to 2.78
	12/31/2002	(1)	1,645,082	1.05 to 1.04	1,720,066	0.00	0.60 to 0.75	4.58 to 4.48
	Total Bond Market Index
	12/31/2003		2,577,329	1.10 to 1.10	2,829,176	4.64	0.60 to 0.75	3.40 to 3.25
	12/31/2002	(1)	894,571	1.06 to 1.06	950,030	0.00	0.60 to 0.75	6.21 to 6.10

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

Peoples Benefit Life Insurance Company

Separate Account V – Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	May 1, 2001
.75%	May 1, 2001

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2001 Total Return
DFA - VA Small Value	23.09%
DFA - VA Large Value	(0.96)%
DFA - VA International Value	(16.41)%
DFA - VA International Small	(11.67)%
DFA - VA Short- Term Fixed	4.82%
DFA - VA Global Bond	5.26%
Federated American Leaders	(4.84)%
Federated Capital Income	(14.28)%
Federated Prime Money	3.12%
Federated High Income Bond	0.72%
Federated U.S. Government Securities II	6.34%
Wanger U.S. Smaller Companies	10.66%
Wanger International Small Cap	(21.67)%
Gartmore GVIT Developing Markets	(7.56)%
Strong Multi Cap Value	3.45%
Van Kampen Active International Allocation	(23.45)%
Dreyfus Small Cap Value	27.95%
J.P. Morgan Enhanced Index	(12.55)%
Liberty Small Company Growth	(10.61)%
Credit Suisse - International Focus	(22.62)%
Credit Suisse - Small Cap Growth	(16.55)%
Janus Growth	(28.67)%
LKCM Strategic Total Return	(2.82)%
Alger Aggressive Growth	(17.00)%
Clarion Real Estate Securities	10.33%

Peoples Benefit Life Insurance Company

Separate Account V - Advisor's Edge Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts' accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

THE ADVISOR’S EDGE SELECT

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2004

The Advisor’s Edge Select Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

2

Contents

3	Cross Reference to Definitions	29	Taxes
4	Summary	33	Access to Your Money
11	Fee Table	8	Performance
12	Example	40	Death Benefit
12	The Annuity Policy	10	Other Information
14	Annuity Payments	46	Table of Contents of Statement of Additional Information
17	Purchase	A-1	Appendix A (Condensed Financial Information)
20	Investment Options	B-1	Appendix B
27	Expenses

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	3
Adjusted Policy Value	33
Annuity Commencement Date	14
Annuity Payment Options	14
Business Day	18
Cash Value	33
Excess Interest Adjustment	34
Guaranteed Period Options	12
Income Phase	13
Initial Premium Payment	18
Net Premium Payment	18
Policy	12
Policy Anniversary	18
Policy Date	18
Policy Owner	43
Policy Value	20
Policy Year	18
Portfolios	20
Premium Payment	18
Qualified Policy	18
Right to Cancel Period	43
Tax Deferral	29

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge Select Variable Annuity

Advisor’s Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying Funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM(2)

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity (4)

Transamerica Growth Opportunities (5)

Transamerica Value Balanced (6)

5

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as Clarion CRA Securities, L.P.
(2)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(3)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.
(4)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(5)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(6)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	Effective June 23, 2004, formerly The Montgomery Funds III.
(2)	Effective June 23, 2004, formerly managed by Montgomery Funds Asset Management, LLC.
(3)	Effective June 23, 2004, formerly known as Montgomery Variable Series: Emerging Markets Fund.

6

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service

7

Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution—II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

8

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

9

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variation will be included in your Policy. See your agent or contract us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION.

11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor’s Edge Select variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

10

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.45%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	1.60%
Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
(2)	Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 1.50% and 1.45% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.12%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

11

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a funds will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$416	$1258	$2115	$4322
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$406	$1230	$2069	$4239
Return of Premium Death Benefit Option (1.45%)	$401	$1215	$2046	$4197

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$471	$1426	$2397	$4899
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$461	$1398	$2352	$4819
Return of Premium Death Benefit Option (1.45%)	$457	$1384	$2329	$4779

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

1. THE ANNUITY POLICY

The Advisor’s Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

12

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

13

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2-V or 4-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

14

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future

15

payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

16

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge Select variable annuity, you should send a completed customer order form and your

17

Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge Select as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

18

DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states asses on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
South Dakota	0.00%	1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%
West Virginia	1.00%	1.00%
Wyoming	0.00%	1.00%

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

19

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor’s Edge Select variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

20

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Advised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM(2)

Great Companies—TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity (4)

Transamerica Growth Opportunities (5)

Transamerica Value Balanced (6)

21

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as Clarion CRA Securities, L.P.
(2)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(3)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.
(4)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(5)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(6)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	Effective June 23, 2004, formerly The Montgomery Funds III.
(2)	Effective June 23, 2004, formerly managed by Montgomery Funds Asset Management, LLC.
(3)	Effective June 23, 2004, formerly known as Montgomery Variable Series: Emerging Markets Fund.

22

Seligman Portfolios, Inc.—Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Corporate Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation.
(2)	Formerly known as Dreyfus Small Cap Value

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

23

Disruptive Trading and Marketing Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or other disruptive trading.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

24

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

25

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

•	the money market Subaccounts into which money from the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

•	either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

26

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

A CLOSER LOOK AT

Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

27

A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

28

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the Premium Payment date;

•	this charge is a percentage of the adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

29

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

30

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

31

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

32

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

33

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

34

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

35

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time policy value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount. An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

36

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Distribution - II may vary for certain policies and may not be available for all policies.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

37

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but contract owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

38

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or

39

persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

40

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

41

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

•	available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2003, Peoples Benefit had statutory-basis assets of approximately $13 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

42

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

43

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners (as well as the Independent Auditors’ Reports on them) are contained in the Statement of Additional Information.

44

Independent Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

45

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

Page
GLOSSARY OF TERMS
THE POLICY — GENERAL PROVISIONS
Owner
Entire Policy
Non-Participating
Misstatement of Age or Sex
Assignment
Addition, Deletion or Substitution of Investments
Excess Interest Adjustment
Computation of Variable Annuity Income Payments
Exchanges
Death Benefit
Stabilized Payments
ADDITIONAL DEATH BENEFIT
ADDITIONAL DEATH DISTRIBUTION - II
PERFORMANCE INFORMATION
Money Market Subaccount Yields
30-Day Yield for Non-Money Market Subaccounts
Standardized Average Annual Total Return for Subaccounts
Non-Standardized Average Annual Total Return
Non-Standardized Adjusted Historical Average Annual Total Return
Individual Computer Generated Illustrations
PERFORMANCE COMPARISONS
SAFEKEEPING OF ACCOUNT ASSETS
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS
PEOPLES BENEFIT LIFE INSURANCE COMPANY
CERTAIN FEDERAL INCOME TAX CONSEQUENCES
Tax Status of the Policy
Distribution Requirements
Diversification Requirements
Owner Control
Withholding
Qualified Policies
Individual Retirement Annuities
Roth Individual Retirement Annuities (Roth IRA)
Section 403(b) Plans
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans
Deferred Compensation Plans
Non-Natural Persons
TAXATION OF PEOPLES BENEFIT
STATE REGULATION OF PEOPLES BENEFIT
RECORDS AND REPORTS
DISTRIBUTION OF THE POLICIES
LEGAL MATTERS
INDEPENDENT AUDITORS
OTHER INFORMATION
FINANCIAL STATEMENTS

46

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2004)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 1.45%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.897 1.000	$ $	1.086427 0.897	166,604.481 81,650
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.805 1.000	$ $	1.038054 0.805	0.000 100
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.868 1.000	$ $	1.068624 0.868	115,007.063 100
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.840 1.000	$ $	1.052490 0.840	197,068.256 146,987
Alger Aggressive Growth – Initial Class(1)a 2003 2002 2001	$ $ $	0.606 0.938 1.000	$ $ $	0.806939 0.606 0.938	64,638.062 36,873 28,404
American Century International – Initial Class(2) 2003 2002	$ $	0.791 1.000	$ $	0.976821 0.791	1,146,645.804 1,542,567
Clarion Real Estate Securities – Initial Class(1) 2003 2002 2001	$ $ $	1.053 1.031 1.000	$ $ $	1.408716 1.053 1.031	289,895.875 1,174,467 227,293
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.750 0.949 1.000	$ $ $	0.908758 0.750 0.949	564,304.865 829,883 208,099
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.958 1.000	$ $	1.176758 0.958	63,378.287 63,751
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.919 1.000	$ $	1.368019 0.919	12,978.376 100
J.P. Morgan Enhanced Index – Initial Class(1) 2003 2002 2001	$ $ $	0.699 0.940 1.000	$ $ $	0.887825 0.699 0.940	498,181.574 477,109 878,233
Janus Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.604 0.875 1.000	$ $ $	0.786037 0.604 0.875	325,923.620 144,048 122,033
LKCM Strategic Total Return – Initial Class(1)c 2003 2002 2001	$ $ $	0.881 0.999 1.000	$ $ $	1.064319 0.881 0.999	213,026.452 663,096 77,367
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.623 0.883 1.000	$ $ $	0.786384 0.623 0.883	1,461,084.933 1,197,141 545,031

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 1.45%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.052 1.000	$ $	1.087635 1.052	1,308,955.006 1,036,839
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.720 0.970 1.000	$ $ $	0.959364 0.720 0.970	65,194.584 250,520 2,526,729
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.936 1.000	$ $	1.169436 0.936	2,674.427 100
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.732 0.955 1.000	$ $ $	0.946372 0.732 0.955	1,637,531.181 305,915 116,195
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.961 1.138 1.000	$ $ $	1.242983 0.961 1.138	940,110.792 2,132,708 388,004
Transamerica Small/Mid Cap Value – Initial Class(1)f 2003 2002 2001	$ $ $	0.611 1.024 1.000	$ $ $	1.149577 0.611 1.024	230,384.409 516,634 2,847,860
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.886 1.000	$ $	1.049621 0.886	115,887.066 370,296
Van Kampen Active International Allocation – Initial Class(1) 2003 2002 2001	$ $ $	0.751 0.918 1.000	$ $ $	0.983665 0.751 0.918	351,432.230 244,047 55,549
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.574 0.870 1.000	$ $ $	0.724747 0.574 0.870	48,025.996 203,958 94,504
AllianceBernstein Growth – Class B(1) 2003 2002 2001	$ $ $	0.646 0.914 1.000	$ $ $	0.857939 0.646 0.914	288,679.947 200,515 29,724
AllianceBernstein Premier Growth – Class B(1) 2003 2002 2001	$ $ $	0.636 0.933 1.000	$ $	0.773086 0.636 0.933	41,209.721 15,501 15,501
AllianceBernstein Technology – Class B(1) 2003 2002 2001	$ $ $	0.524 0.914 1.000	$ $ $	0.743395 0.524 0.914	35,549.203 17,582 1,000
Credit Suisse – International Focus Portfolio(1) 2003 2002 2001	$ $ $	0.735 0.933 1.000	$ $ $	0.964153 0.735 0.933	45,624.666 1,681,258 1,166,722
Credit Suisse – Small Cap Growth Portfolio(1) 2003 2002 2001	$ $ $	0.675 1.032 1.000	$ $ $	0.987714 0.675 1.032	134,733.493 51,311 53,153
Dreyfus IP – Core Bond – Service Class(1) 2003 2002 2001	$ $ $	1.059 1.006 1.000	$ $ $	1.118450 1.059 1.006	455,653.497 1,917,652 1,945,461

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 1.45%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.631 0.904 1.000	$ $ $	0.782616 0.631 0.904	30,569.443 41,926 44,459
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.782 0.955 1.000	$ $ $	0.931583 0.782 0.955	1,954,523.929 2,053,954 1,921,167
Federated American Leaders Fund II(1) 2003 2002 2001	$ $ $	0.747 0.950 1.000	$ $ $	0.940699 0.747 0.950	1,052,218.362 2,635,744 1,662,159
Federated Capital Income Fund II(1) 2003 2002 2001	$ $ $	0.680 0.907 1.000	$ $ $	0.809119 0.680 0.907	28,081.499 32,996 43,338
Federated Fund for U.S. Government Securities II(1) 2003 2002 2001	$ $ $	1.105 1.028 1.000	$ $ $	1.115277 1.105 1.028	1,647,847.713 3,243,760 2,220,115
Federated High Income Bond Fund II(1) 2003 2002 2001	$ $ $	0.987 0.987 1.000	$ $ $	1.188509 0.987 0.987	1,082,635.472 170,786 30,054
Federated Prime Money Fund II(1) 2003 2002 2001	$ $ $	1.007 1.007 1.000	$ $ $	0.998922 1.007 1.007	1,600,766.572 3,325,810 3,173,087
Gartmore GVIT Developing Markets Fund(1)g 2003 2002 2001	$ $ $	0.861 0.967 1.000	$ $ $	1.354948 0.861 0.967	19,723.371 27,483 4,208
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.629 0.954 1.000	$ $ $	0.841490 0.629 0.954	122,421.370 57,673 53,475
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.620 0.987 1.000	$ $ $	0.880602 0.620 0.987	57,025.789 20,722 132,530
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.608 0.904 1.000	$ $ $	0.815568 0.608 0.904	10,434.556 10,485 18,388
Liberty Small Company Growth Fund, Variable Series – Class A(1) 2003 2002 2001	$ $ $	0.717 0.961 1.000	$ $ $	1.018460 0.717 0.961	208,600.069 32,144 1,000
Strong Multi Cap Value Fund II(1) 2003 2002 2001	$ $ $	0.735 0.970 1.000	$ $ $	1.002056 0.735 0.970	375,435.186 2,638,983 2,004,437
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.040 1.000	$ $	1.061463 1.040	2,241,011.063 2,524,331
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.056 1.000	$ $	1.082852 1.056	1,243,279.529 93,787

Return of Premium Death Benefit Option (Total Annual Separate Account Expenses: 1.45%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Vanguard – Equity Index(2) 2003 2002	$ $	0.812 1.000	$ $	1.028400 0.812	1,832,289.179 1,054,250
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.793 1.000	$ $	1.047790 0.793	1,454,754.279 776,001
Vanguard – REIT Index(2) 2003 2002	$ $	0.936 1.000	$ $	1.249674 0.936	287,366.638 37,049
Wanger U.S. Smaller Companies(1) 2003 2002 2001	$ $ $	0.827 1.009 1.000	$ $ $	1.168145 0.827 1.009	1,265,412.266 2,907,945 965,088
Wanger International Small Cap(1) 2003 2002 2001	$ $ $	0.721 0.849 1.000	$ $ $	1.058073 0.721 0.849	227,633.673 770,108 749,066

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 1.50%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.896 1.000	$ $	1.085524 0.896	0.000 100
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.805 1.000	$ $	1.037216 0.805	0.000 100
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.868 1.000	$ $	1.067759 0.868	13,349.154 100
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.839 1.000	$ $	1.051623 0.839	585.533 100
Alger Aggressive Growth – Initial Class(1)(4)a 2003 2002 2001	$ $ $	0.535 0.828 1.000	$ $ $	0.712097 0.535 0.828	605,314.162 18,066 215
American Century International – Initial Class(2) 2003 2002	$ $	0.791 1.000	$ $	0.975993 0.791	2,132.979 100
Clarion Real Estate Securities – Initial Class(1)(4) 2003 2002 2001	$ $ $	1.276 1.250 1.000	$ $ $	1.706483 1.276 1.250	427,708.405 635 0
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.749 0.948 1.000	$ $ $	0.907608 0.749 0.948	28,140.638 36,673 25,765
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.957 1.000	$ $	1.175895 0.957	0.000 100
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.919 1.000	$ $	1.367000 0.919	0.000 100
J.P. Morgan Enhanced Index – Initial Class(1)(4) 2003 2002 2001	$ $ $	0.759 1.022 1.000	$ $ $	0.964689 0.759 1.022	2,428,019.940 56,843 32,035
Janus Growth – Initial Class(1)(4) 2003 2002 2001	$ $ $	0.464 0.673 1.000	$ $ $	0.603988 0.464 0.673	4,547,889.388 24,684 2,310
LKCM Strategic Total Return – Initial Class(1)(4)c 2003 2002 2001	$ $ $	0.848 0.962 1.000	$ $ $	1.024551 0.848 0.962	455,095.412 26,878 25,568
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.622 0.882 1.000	$ $ $	0.785394 0.622 0.882	4,429.666 9,803 1,000
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.051 1.000	$ $	1.086753 1.051	43,093.952 100
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.720 0.970 1.000	$ $ $	0.958182 0.720 0.970	31,511.599 45,661 1,000
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.936 1.000	$ $	1.168565 0.936	0.000 100

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 1.50%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.731 0.954 1.000	$ $ $	0.945195 0.731 0.954	102,474.225 75,728 35,926
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.960 1.138 1.000	$ $ $	1.241434 0.960 1.138	2,243.391 3,116 1,000
Transamerica Small/Mid Cap Value – Initial Class(1)(4)f 2003 2002 2001	$ $ $	1.258 2.109 1.000	$ $ $	2.364745 1.258 2.109	1,028,397.568 36,318 2,568
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.886 1.000	$ $	1.048766 0.886	46,543.612 47,036
Van Kampen Active International Allocation – Initial Class(1)(4) 2003 2002 2001	$ $ $	0.719 0.879 1.000	$ $ $	0.940372 0.719 0.879	1,580,019.146 23,416 11,508
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.573 0.869 1.000	$ $ $	0.723847 0.573 0.869	44,184.087 48,938 5,702
AllianceBernstein Growth – Class B (1) 2003 2002 2001	$ $ $	0.654 0.918 1.000	$ $ $	0.856875 0.654 0.918	10,784.975 3,933 1,000
AllianceBernstein Premier Growth – Class B(1) 2003 2002 2001	$ $ $	0.635 0.932 1.000	$ $ $	0.772128 0.635 0.932	0.000 1,000 1,000
AllianceBernstein Technology – Class B (1) 2003 2002 2001	$ $ $	0.524 0.914 1.000	$ $ $	0.742478 0.524 0.914	4,265.645 9,401 1,000
Credit Suisse – International Focus Portfolio(1)(4) 2003 2002 2001	$ $ $	0.719 0.913 1.000	$ $ $	0.942971 0.719 0.913	262,057.319 10,608 2,159
Credit Suisse – Small Cap Growth Portfolio(1)(4) 2003 2002 2001	$ $ $	0.849 1.300 1.000	$ $ $	1.242745 0.849 1.300	1,399,242.520 5,763 145
Dreyfus IP – Core Bond – Service Class(1)(4) 2003 2002 2001	$ $ $	1.059 1.006 1.000	$ $ $	1.117069 1.059 1.006	32,599.164 32,742 16,833
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.631 0.904 1.000	$ $ $	0.781636 0.631 0.904	1,303.416 2,291 1,000
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.782 0.955 1.000	$ $ $	0.930410 0.782 0.955	0.000 1,000 1,000
Federated American Leaders Fund II(1)(4) 2003 2002 2001	$ $ $	0.862 1.096 1.000	$ $ $	1.084098 0.862 1.096	1,986,004.782 95,141 47,323

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 1.50%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Federated Capital Income Fund II(1)(4) 2003 2002 2001	$ $ $	0.603 0.804 1.000	$ $ $	0.716340 0.603 0.804	135,583.574 0 0
Federated Fund for U.S. Government Securities II(1)(4) 2003 2002 2001	$ $ $	1.222 1.137 1.000	$ $ $	1.232183 1.222 1.137	3,243,683.890 17,146 0
Federated High Income Bond Fund II(1)(4) 2003 2002 2001	$ $ $	0.952 0.953 1.000	$ $ $	1.146467 0.952 0.953	1,375,953.585 25,254 4,960
Federated Prime Money Fund II(1)(4) 2003 2002 2001	$ $ $	1.105 1.106 1.000	$ $ $	1.095739 1.105 1.106	1,733,498.288 239,954 763,514
Gartmore GVIT Developing Markets Fund(1)(4)g 2003 2002 2001	$ $ $	0.984 1.106 1.000	$ $ $	1.548132 0.984 1.106	117,968.001 0 0
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.628 0.954 1.000	$ $ $	0.840411 0.628 0.954	1,114.743 11,998 10,884
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.620 0.986 1.000	$ $ $	0.879498 0.620 0.986	3,974.002 8,871 1,000
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.608 0.904 1.000	$ $ $	0.814539 0.608 0.904	0.000 1,000 1,000
Liberty Small Company Growth Fund, Variable Series – Class A(1)(4) 2003 2002 2001	$ $ $	0.986 1.322 1.000	$ $ $	1.400712 0.986 1.322	58,598.294 630 630
Strong Multi Cap Value Fund II(1)(4) 2003 2002 2001	$ $ $	0.936 1.236 1.000	$ $ $	1.275611 0.936 1.236	1,215,843.204 1,054 0
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.040 1.000	$ $	1.060600 1.040	8,231.622 100
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.056 1.000	$ $	1.081972 1.056	55,425.628 100
Vanguard – Equity Index(2) 2003 2002	$ $	0.812 1.000	$ $	1.027545 0.812	7,279.236 11,717
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.793 1.000	$ $	1.046930 0.793	18,321.323 100
Vanguard – REIT Index(2) 2003 2002	$ $	0.935 1.000	$ $	1.248657 0.935	9,360.825 100

6 Year Step-Up to Age 81 Death Benefit Option (Total Separate Account Annual Expenses: 1.50%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Wanger U.S. Smaller Companies(1)(4) 2003 2002 2001	$ $ $	1.117 1.363 1.000	$ $ $	1.774295 1.117 1.363	629,199.807 35,972 9,173
Wanger International Small Cap(1)(4) 2003 2002 2001	$ $ $	1.210 1.425 1.000	$ $ $	1.576808 1.210 1.425	707,948.161 8,653 5,726

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.
(4)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on June 18, 2001.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 1.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(2) 2003 2002	$ $	0.896 1.000	$ $	1.083754 0.896	0.000 100
Asset Allocation – Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.804 1.000	$ $	1.035506 0.804	0.000 100
Asset Allocation – Moderate Portfolio – Initial Class(2) 2003 2002	$ $	0.867 1.000	$ $	1.065987 0.867	40,665.279 100
Asset Allocation – Moderate Growth Portfolio – Initial Class(2) 2003 2002	$ $	0.839 1.000	$ $	1.049905 0.839	4,282.186 100
Alger Aggressive Growth – Initial Class(1)a 2003 2002 2001	$ $ $	0.605 0.937 1.000	$ $ $	0.803924 0.605 0.937	79,207.235 75,913 71,242
American Century International – Initial Class(2) 2003 2002	$ $	0.790 1.000	$ $	0.974401 0.790	200,731.361 20,477
Clarion Real Estate Securities – Initial Class(1) 2003 2002 2001	$ $ $	1.050 1.030 1.000	$ $ $	1.403452 1.050 1.030	13,400.626 10,545 8,587
GE U.S. Equity – Initial Class(1)b 2003 2002 2001	$ $ $	0.748 0.948 1.000	$ $ $	0.905356 0.748 0.948	85,909.534 82,224 7,727
Great Companies – AmericaSM – Initial Class(3)b 2003 2002	$ $	0.957 1.000	$ $	1.174166 0.957	0.000 100
Great Companies – TechnologySM – Initial Class(3) 2003 2002	$ $	0.919 1.000	$ $	1.364998 0.919	0.000 100
J.P. Morgan Enhanced Index – Initial Class(1) 2003 2002 2001	$ $ $	0.697 0.939 1.000	$ $ $	0.884507 0.697 0.939	28,351.051 13,804 8,566
Janus Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.603 0.874 1.000	$ $ $	0.783073 0.603 0.874	84,421.005 79,995 68,417
LKCM Strategic Total Return – Initial Class(1)c 2003 2002 2001	$ $ $	0.879 0.998 1.000	$ $ $	1.060329 0.879 0.998	78,813.691 84,921 17,617
PBHG Mid Cap Growth – Initial Class(1)d 2003 2002 2001	$ $ $	0.621 0.882 1.000	$ $ $	0.783434 0.621 0.882	115,543.281 85,202 86,881
PIMCO Total Return – Initial Class(2) 2003 2002	$ $	1.051 1.000	$ $	1.084965 1.051	8,140.996 8,679
Salomon All Cap – Initial Class(1) 2003 2002 2001	$ $ $	0.718 0.970 1.000	$ $ $	0.955783 0.718 0.970	18,835.741 25,207 11,349

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 1.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Templeton Great Companies Global – Initial Class(3)e 2003 2002	$ $	0.935 1.000	$ $	1.166829 0.935	16,029.463 12,186
Transamerica Equity – Initial Class(1)a 2003 2002 2001	$ $ $	0.730 0.954 1.000	$ $ $	0.942810 0.730 0.954	137,151.985 113,981 53,623
Transamerica Growth Opportunities – Initial Class(1)d 2003 2002 2001	$ $ $	0.959 1.137 1.000	$ $ $	1.238328 0.959 1.137	20,366.816 17,094 1,000
Transamerica Small/Mid Cap Value – Initial Class(1)f 2003 2002 2001	$ $ $	0.610 1.023 1.000	$ $ $	1.145278 0.610 1.023	132,273.214 152,626 134,067
Transamerica Value Balanced – Initial Class(2)c 2003 2001	$ $	0.885 1.000	$ $	1.047042 0.885	13,058.758 100
Van Kampen Active International Allocation – Initial Class(1) 2003 2002 2001	$ $ $	0.750 0.917 1.000	$ $ $	0.979979 0.750 0.917	100,503.265 4,406 1,093
Van Kampen Emerging Growth – Initial Class(1) 2003 2002 2001	$ $ $	0.572 0.869 1.000	$ $ $	0.722038 0.572 0.869	56,300.774 63,015 59,771
AllianceBernstein Growth – Class B(1) 2003 2002 2001	$ $ $	0.645 0.913 1.000	$ $ $	0.854738 0.645 0.913	0.000 1,000 1,000
AllianceBernstein Premier Growth – Class B(1) 2003 2002 2001	$ $ $	0.634 0.932 1.000	$ $ $	0.770199 0.634 0.932	9,547.106 1,000 1,000
AllianceBernstein Technology – Class B(1) 2003 2002 2001	$ $ $	0.523 0.914 1.000	$ $ $	0.740613 0.523 0.914	59,514.847 24,846 14,447
Credit Suisse – International Focus Portfolio(1) 2003 2002 2001	$ $ $	0.733 0.932 1.000	$ $ $	0.960546 0.733 0.932	9,521.501 1,000 1,000
Credit Suisse – Small Cap Growth Portfolio(1) 2003 2002 2001	$ $ $	0.673 1.031 1.000	$ $ $	0.984031 0.673 1.031	136,901.474 2,480 1,000
Dreyfus IP – Core Bond – Service Class(1) 2003 2002 2001	$ $ $	1.057 1.006 1.000	$ $ $	1.114270 1.057 1.006	15,577.450 17,990 16,658
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class(1) 2003 2002 2001	$ $ $	0.630 0.903 1.000	$ $ $	0.779695 0.630 0.903	0.000 1,000 1,000
Dreyfus – VIF Appreciation – Service Class(1) 2003 2002 2001	$ $ $	0.780 0.954 1.000	$ $ $	0.928094 0.780 0.954	205,481.891 71,732 5,143

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 1.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Federated American Leaders Fund II(1) 2003 2002 2001	$ $ $	0.746 0.950 1.000	$ $ $	0.937185 0.746 0.950	441,008.535 170,886 3,232
Federated Capital Income Fund II(1) 2003 2002 2001	$ $ $	0.679 0.907 1.000	$ $ $	0.806093 0.679 0.907	0.000 8,642 8,642
Federated Fund for U.S. Government Securities II(1) 2003 2002 2001	$ $ $	1.103 1.027 1.000	$ $ $	1.111107 1.103 1.027	298,079.391 75,065 12,377
Federated High Income Bond Fund II(1) 2003 2002 2001	$ $ $	0.984 0.986 1.000	$ $ $	1.184084 0.984 0.986	244,963.866 63,680 1,000
Federated Prime Money Fund II(1) 2003 2002 2001	$ $ $	1.004 1.007 1.000	$ $ $	0.995191 1.004 1.007	154,453.039 1,070,057 28,104
Gartmore GVIT Developing Markets Fund(1)g 2003 2002 2001	$ $ $	0.859 0.966 1.000	$ $ $	1.349863 0.859 0.966	20,001.792 21,737 1,000
Seligman Capital – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.627 0.953 1.000	$ $ $	0.838336 0.627 0.953	46,969.583 59,743 49,584
Seligman Communications and Information – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.619 0.986 1.000	$ $ $	0.877298 0.619 0.986	24,114.392 11,301 11,301
Seligman Global Technology – Class 2 Shares(1) 2003 2002 2001	$ $ $	0.607 0.904 1.000	$ $ $	0.812512 0.607 0.904	56,389.496 56,446 53,553
Liberty Small Company Growth Fund, Variable Series – Class A(1) 2003 2002 2001	$ $ $	0.715 0.960 1.000	$ $ $	1.014658 0.715 0.960	140,687.661 13,547 12,157
Strong Multi Cap Value Fund II(1) 2003 2002 2001	$ $ $	0.733 0.969 1.000	$ $ $	0.998315 0.733 0.969	116,838.527 47,498 39,481
Vanguard – Short-Term Corporate(2) 2003 2002	$ $	1.039 1.000	$ $	1.058843 1.039	221,490.383 36,469
Vanguard – Total Bond Market Index(2) 2003 2002	$ $	1.055 1.000	$ $	1.080190 1.055	222,708.098 18,889
Vanguard – Equity Index(2) 2003 2002	$ $	0.811 1.000	$ $	1.025867 0.811	927,651.775 41,850
Vanguard – Mid-Cap Index(2) 2003 2002	$ $	0.792 1.000	$ $	1.045212 0.792	571,647.749 102,559
Vanguard – REIT Index(2) 2003 2002	$ $	0.935 1.000	$ $	1.246601 0.935	371,815.723 62,291

Double Enhanced Death Benefit Option (Total Separate Account Annual Expenses: 1.60%)

(For the period June 18, 2001 through December 31, 2003)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Wanger U.S. Smaller Companies(1) 2003 2002 2001	$ $ $	0.826 1.008 1.000	$ $ $	1.054130 0.826 1.008	199,514.923 50,096 17,347
Wanger International Small Cap(1) 2003 2002 2001	$ $ $	0.719 0.848 1.000	$ $ $	1.163767 0.719 0.848	171,179.180 53,272 9,227

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004 GE U.S. Equity merged into Great Companies – AmericaSM.
(c)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(d)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(e)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global.
(f)	Formerly known as Dreyfus Small Cap Value.
(g)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

Capital Guardian Global – Initial Class, Capital Guardian Value – Initial Class, Fidelity – VIP Mid Cap Portfolio – Initial Class and Fidelity – VIP Value Strategies Portfolio – Initial Class had not commenced operations as of December 31, 2003, therefore, comparable data is not available.

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

INVESTMENT OPTIONS

The Advisor’s Edge Select variable annuity offers you a means of investing in nineteen portfolios offered by various different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(2)

Transamerica Value Balanced(3)

Subadvised by Morgan Stanley Investment Management

Van Kampen Active International Allocation

(1)	Formerly known as Clarion CRA Securities, L.P.
(2)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(3)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse—International Focus Portfolio

Credit Suisse—Small Cap Growth Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania(1)

Federated American Leaders Fund II

Federated Capital Income Fund II, formerly Federated Utility Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

(1)	Formerly managed by Federated Investment Management Company.

Gartmore Variable Insurance Trust(1)

Advised by Gartmore Global Asset Management Trust(2)

Gartmore GVIT Developing Markets Fund(3)

(1)	As of June 23, 2003, formerly The Montgomery Funds III.
(2)	As of June 23, 2003, formerly managed by Montgomery Asset Management, LLC.
(3)	As of June 23, 2003, formerly known as Montgomery Variable Series: Emerging Markets Fund.

B-1

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series – Class A

Strong Variable Insurance Funds, Inc.

Advised by Strong Capital Management, Inc.

Strong Multi Cap Value Fund II

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.(1)

Wanger U.S. Smaller Companies

Wanger International Small Cap

(1)	Formerly known as Liberty Wanger Asset Management, L.P.

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Templeton Investment Counsel LLC and Great Companies, L.L.C.(1)

Templeton Great Companies Global(2)

(1)	Formerly subadvised by Janus Capital Management, LLC
(2)	Formerly known as Janus Global.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation
(2)	Formerly known as Dreyfus Small Cap Value.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

B-2

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

B-3

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.78%	1.72%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$325	$992	$1683	$3522

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

B-4

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

B-5

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

B-6

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

B-7

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)

(For the period October 26, 1998 through December 31, 2002)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Alger Aggressive Growth – Initial Class(2)a 2003 2002 2001 2000 1999	$ $ $ $ $	0.535 0.828 1.007 1.488 1.000	$ $ $ $ $	0.712097 0.535 0.828 1.007 1.488	14,014.648 713,192 1,424,490 1,343,845 246,122
Clarion Real Estate Securities – Initial Class(1) 2003 2002 2001 2000 1999	$ $ $ $ $	1.276 1.250 1.143 0.895 1.000	$ $ $ $ $	1.706483 1.276 1.250 1.143 0.895	13,638.250 417,396 305,095 185,954 2,881
J.P. Morgan Enhanced Index – Initial Class(2) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.759 1.022 1.179 1.343 1.154 1.000	$ $ $ $ $ $	0.964689 0.759 1.022 1.179 1.343 1.154	40,775.882 2,228,786 3,668,440 3,225,502 1,662,594 1,000
Janus Growth – Initial Class(2) 2003 2002 2001 2000 1999	$ $ $ $ $	0.464 0.673 0.951 1.359 1.000	$ $ $ $ $	0.603988 0.464 0.673 0.951 1.359	8,752.444 4,846,628 6,682,199 5,679,261 676,854
LKCM Strategic Total Return – Initial Class(2)b 2003 2002 2001 2000 1999	$ $ $ $ $	0.848 0.962 0.999 1.053 1.000	$ $ $ $ $	1.024551 0.848 0.962 0.999 1.053	1,851.117 616,917 950,003 1,019,180 280,925
Templeton Great Companies Global – Initial Class(2)c 2003 2002 2001 2000 1999	$ $ $ $ $	0.699 0.959 1.262 1.553 1.000	$ $ $ $ $	0.848835 0.699 0.959 1.262 1.553	1,367,677.205 2,532,106 2,950,184 3,050,196 575,729
Transamerica Small/Mid Cap Value – Initial Class(1)d 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.258 2.109 1.662 1.520 1.192 1.000	$ $ $ $ $ $	2.364745 1.258 2.109 1.662 1.520 1.192	32,289.285 1,104,946 1,226,430 1,310,663 541,434 1,000
Van Kampen Active International Allocation – Initial Class(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.719 0.879 1.157 1.437 1.102 1.000	$ $ $ $ $ $	0.940372 0.719 0.879 1.157 1.437 1.102	30,462.165 1,410,017 1,385,843 1,312,308 1,139,793 1,000
Credit Suisse – International Focus Portfolio(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.719 0.913 1.190 1.630 1.078 1.000	$ $ $ $ $ $	0.942971 0.719 0.913 1.190 1.630 1.078	6,397.483 253,608 314,630 324,739 17,503 1,000

B-8

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)

(For the period October 26, 1998 through December 31, 2002)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Credit Suisse – Small Cap Growth Portfolio(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.849 1.300 1.571 1.947 1.169 1.000	$ $ $ $ $ $	1.242745 0.849 1.300 1.571 1.947 1.169	6,075.596 1,478,232 1,708,471 1,599,802 14,585 1,000
Federated American Leaders Fund II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.862 1.096 1.162 1.512 1.096 1.000	$ $ $ $ $ $	1.084098 0.862 1.096 1.162 1.512 1.096	67,454.611 1,827,959 1,651,193 1,463,986 1,288,094 1,000
Federated Capital Income Fund II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.603 0.804 0.946 1.064 1.062 1.000	$ $ $ $ $ $	0.716340 0.603 0.804 0.946 1.064 1.062	0.000 140,048 314,705 400,549 166,796 1,000
Federated Fund for U.S. Government Securities II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.222 1.137 1.079 0.986 1.007 1.000	$ $ $ $ $ $	1.232183 1.222 1.137 1.079 0.986 1.007	15,259.743 2,039,310 2,914,758 3,093,041 1,512,032 1,000
Federated High Income Bond Fund II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.952 0.953 0.954 1.065 1.056 1.000	$ $ $ $ $ $	1.146467 0.952 0.953 0.954 1.065 1.056	27,641.653 1,523,943 752,567 697,331 327,458 1,000
Federated Prime Money Fund II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.105 1.106 1.082 1.036 1.005 1.000	$ $ $ $ $ $	1.095739 1.105 1.106 1.082 1.036 1.005	227,887.026 2,476,243 3,883,105 3,521,141 13,680,189 449,266
Gartmore GVIT Developing Markets Fund(1)e 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.984 1.106 1.206 1.714 1.055 1.000	$ $ $ $ $ $	1.548132 0.984 1.106 1.206 1.714 1.055	0.000 80,829 140,619 146,101 19,596 1,000
Liberty Small Company Growth Fund, Variable Series – Class A(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.986 1.322 1.492 1.601 1.097 1.000	$ $ $ $ $ $	1.400712 0.986 1.322 1.492 1.601 1.097	0.000 108,966 118,323 501,747 17,443 1,000

B-9

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)

(For the period October 26, 1998 through December 31, 2002)

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Strong Multi Cap Value Fund II(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.936 1.236 1.205 1.134 1.185 1.000	$ $ $ $ $ $	1.275611 0.936 1.236 1.205 1.134 1.185	8,659.860 1,318,233 1,171,504 1,117,504 246,470 1,000
Wanger U.S. Smaller Companies(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.117 1.363 1.243 1.373 1.114 1.000	$ $ $ $ $ $	1.576808 1.117 1.363 1.243 1.373 1.114	39,979.080 611,205 298,207 432,510 549,766 1,000
Wanger International Small Cap(1) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.210 1.425 1.835 2.584 1.159 1.000	$ $ $ $ $ $	1.774295 1.210 1.425 1.835 2.584 1.159	7,002.894 622,769 679,826 726,164 305,860 1,000

(1)	Subaccount Inception Date October 26, 1998.
(2)	Subaccount Inception Date May 3, 1999.

(a)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(b)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(c)	Formerly known as Janus Global.
(d)	Formerly known as Dreyfus Small Cap Value.
(e)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

B-10

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied by the

Prospectus for the Advisor’s Edge Select® Variable Annuity

dated May 1, 2004

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2004, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2004

1

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office - Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

3

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

4

THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

5

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect; Peoples Benefit will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money

6

would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G = the guaranteed interest rate applicable to S.

C = the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

7

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.45% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

8

ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution - II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

9

Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

Stabilized	Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

10

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR			3.50%
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

11

The current yields and effective yields of the Money Market Subaccount for the 7-day period ended December 31, 2003 were (0.961%) and (0.957%) for the 6 Year Step-Up Death Benefit Option with a total mortality and expense fee and administrative charge of 1.50%, were (0.913%) and (0.909%) for the Return of Premium Death Benefit Option with a total mortality and expense fee and administrative charge of 1.45%; and (1.058%) and (1.053%) for the Double Enhanced Death Benefit Option with a total mortality and expense fee and administrative charge of 1.60%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

       cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

12

Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, and optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

13

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Double Enhanced Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 2.15%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	20.36%	N/A	4.41%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	28.08%	N/A	1.60%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	22.28%	N/A	3.38%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	24.53%	N/A	2.44%	May 1, 2002
American Century International – Initial Class	22.69%	N/A	-2.04%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	N/A	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	N/A	May 1, 2004
Clarion Real Estate Securities – Initial Class	32.91%	N/A	11.46%	May 3, 1999
Great Companies – AmericaSM – Initial Class(1)	22.08%	N/A	10.72%	July 1, 2002
Great Companies – TechnologySM – Initial Class	47.80%	N/A	22.40%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	26.26%	-4.09%	-1.29%	October 26, 1998
Janus Growth – Initial Class	29.25%	N/A	-10.78%	May 3, 1999
PIMCO Total Return – Initial Class	2.73%	N/A	4.48%	May 1, 2002
Salomon All Cap – Initial Class	32.34%	N/A	-2.26%	June 18, 2001
Templeton Great Companies Global – Initial Class(2)	24.10%	N/A	10.26%	July 1, 2002
Transamerica Equity – Initial Class(3)	28.50%	N/A	-2.78%	June 18, 2001
Transamerica Growth Opportunities – Initial Class(4)	28.48%	N/A	8.24%	June 18, 2001
Transamerica Value Balanced – Initial Class(5)	17.67%	N/A	2.28%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	30.05%	-3.70%	-1.77%	October 26, 1998
Van Kampen Emerging Growth – Initial Class	25.49%	N/A	-12.48%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	31.90%	N/A	-6.47%	June 18, 2001
AllianceBernstein Premier Growth Portfolio – Class B	20.81%	N/A	-10.23%	June 18, 2001
AllianceBernstein Technology Portfolio – Class B	40.79%	N/A	-11.60%	June 18, 2001
Credit Suisse – International Focus Portfolio	30.32%	-3.23%	-1.72%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	45.45%	0.62%	3.65%	October 26, 1998
Dreyfus IP – Core Bond Portfolio – Service Class	4.90%	N/A	3.83%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	23.14%	N/A	-9.79%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	18.32%	N/A	-3.38%	June 18, 2001
Federated American Leaders Fund II	25.04%	-0.81%	0.96%	October 26, 1998
Federated Capital Income Fund II	18.17%	-8.12%	-6.79%	October 26, 1998
Federated Fund for U.S. Government Securities II	0.25%	3.49%	3.49%	October 26, 1998
Federated High Income Bond Fund II	19.68%	1.04%	2.06%	October 26, 1998
Gartmore GVIT Developing Markets Fund(6)	56.36%	7.31%	8.14%	October 26, 1998
Seligman Capital Portfolio – Class 2 Shares	32.93%	N/A	-7.18%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	41.06%	N/A	-5.50%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	33.22%	N/A	-8.32%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	41.12%	4.37%	6.07%	October 26, 1998
Strong Multi Cap Value Fund II	35.51%	0.87%	4.18%	October 26, 1998
Vanguard – Short-Term Corporate Portfolio	1.41%	N/A	2.97%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	1.87%	N/A	4.21%	May 1, 2002
Vanguard – Equity Index Portfolio	25.80%	N/A	1.03%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	31.27%	N/A	2.17%	May 1, 2002
Vanguard – REIT Index Portfolio	32.66%	N/A	13.54%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Wanger U.S. Smaller Companies	45.76%	8.24%	11.02%	October 26, 1998
Wanger International Small Cap	40.24%	6.54%	8.52%	October 26, 1998

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global and was renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

14

TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	21.16%	N/A	5.09%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	28.93%	N/A	2.26%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	23.08%	N/A	4.06%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	25.35%	N/A	3.11%	May 1, 2002
American Century International – Initial Class	23.50%	N/A	-1.40%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	N/A	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	N/A	May 1, 2004
Clarion Real Estate Securities – Initial Class	33.80%	N/A	12.19%	May 3, 1999
Great Companies – AmericaSM – Initial Class(1)	22.89%	N/A	11.45%	July 1, 2002
Great Companies – TechnologySM – Initial Class	48.80%	N/A	23.21%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	27.10%	-3.47%	-0.64%	October 26, 1998
Janus Growth – Initial Class	30.11%	N/A	-10.20%	May 3, 1999
PIMCO Total Return – Initial Class	3.40%	N/A	5.16%	May 1, 2002
Salomon All Cap – Initial Class	33.22%	N/A	-1.62%	June 18, 2001
Templeton Great Companies Global – Initial Class(2)	24.92%	N/A	10.99%	July 1, 2002
Transamerica Equity – Initial Class(3)	29.35%	N/A	-2.15%	June 18, 2001
Transamerica Growth Opportunities – Initial Class(4)	29.34%	N/A	8.95%	June 18, 2001
Transamerica Value Balanced – Initial Class(5)	18.44%	N/A	2.95%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	30.91%	-3.08%	-1.13%	October 26, 1998
Van Kampen Emerging Growth – Initial Class	26.32%	N/A	-11.92%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	32.78%	N/A	-5.86%	June 18, 2001
AllianceBernstein Premier Growth Portfolio – Class B	21.60%	N/A	-9.65%	June 18, 2001
AllianceBernstein Technology Portfolio – Class B	41.74%	N/A	-11.03%	June 18, 2001
Credit Suisse – International Focus Portfolio	31.19%	-2.60%	-1.08%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	46.43%	1.28%	4.33%	October 26, 1998
Dreyfus IP – Core Bond Portfolio – Service Class	5.58%	N/A	4.51%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	23.96%	N/A	-9.21%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	19.10%	N/A	-2.75%	June 18, 2001
Federated American Leaders Fund II	25.87%	-0.17%	1.62%	October 26, 1998
Federated Capital Income Fund II	18.95%	-7.53%	-6.19%	October 26, 1998
Federated Fund for U.S. Government Securities II	0.90%	4.17%	4.16%	October 26, 1998
Federated High Income Bond Fund II	20.47%	1.70%	2.72%	October 26, 1998
Gartmore GVIT Developing Markets Fund(6)	57.42%	8.02%	8.85%	October 26, 1998
Seligman Capital Portfolio – Class 2 Shares	33.82%	N/A	-6.58%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	42.00%	N/A	-4.89%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	34.11%	N/A	-7.72%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	42.06%	5.06%	6.77%	October 26, 1998
Strong Multi Cap Value Fund II	36.42%	1.53%	4.86%	October 26, 1998
Vanguard – Short-Term Corporate Portfolio	2.07%	N/A	3.64%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	2.53%	N/A	4.89%	May 1, 2002
Vanguard – Equity Index Portfolio	26.63%	N/A	1.69%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	32.14%	N/A	2.84%	May 1, 2002
Vanguard – REIT Index Portfolio	33.55%	N/A	14.29%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2004
Wanger U.S. Smaller Companies	46.74%	8.95%	11.75%	October 26, 1998
Wanger International Small Cap	41.18%	7.24%	9.24%	October 26, 1998

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global and was renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

15

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

16

TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of The Subaccount	Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	21.16%	N/A	5.09%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	28.93%	N/A	2.26%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	23.08%	N/A	4.06%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	25.35%	N/A	3.11%	May 1, 2002
American Century International – Initial Class	23.50%	-5.70%	-3.19%	January 1, 1997
Capital Guardian Global – Initial Class	35.67%	2.92%	3.35%	February 3, 1998
Capital Guardian Value – Initial Class	31.76%	1.47%	8.51%	May 27, 1993
Clarion Real Estate Securities – Initial Class	33.80%	12.61%	7.75%	May 1, 1998
Great Companies – AmericaSM – Initial Class(1)	22.89%	N/A	-1.77%	May 1, 2000
Great Companies – TechnologySM – Initial Class	48.80%	N/A	-23.41%	May 1, 2000
J.P. Morgan Enhanced Index – Initial Class	27.10%	-3.47%	4.27%	May 1, 1997
Janus Growth – Initial Class	30.11%	-6.85%	10.97%	October 2, 1986
PIMCO Total Return – Initial Class	3.40%	N/A	5.16%	May 1, 2002
Salomon All Cap – Initial Class	33.22%	N/A	6.47%	May 3, 1999
Templeton Great Companies Global – Initial Class(2)	24.92%	N/A	-11.22%	September 1, 2000
Transamerica Equity – Initial Class(3)	29.35%	-0.35%	14.46%	February 26, 1969
Transamerica Growth Opportunities – Initial Class(4)	29.34%	N/A	8.09%	May 1, 2001
Transamerica Value Balanced – Initial Class(5)	18.44%	1.75%	6.66%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	30.91%	-3.08%	2.12%	April 8, 1991
Van Kampen Emerging Growth – Initial Class	26.32%	-1.08%	10.42%	March 1, 1993
AllianceBernstein Growth Portfolio – Class B	32.78%	N/A	-10.23%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	21.60%	N/A	-11.07%	July 14, 1999
AllianceBernstein Technology Portfolio – Class B	41.74%	N/A	-10.77%	September 22, 1999
Credit Suisse – International Focus Portfolio	31.19%	-2.60%	0.14%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	46.43%	1.28%	5.85%	June 30, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	5.58%	N/A	5.68%	May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	23.96%	0.50%	10.62%	October 7, 1993
Dreyfus VIF – Appreciation Portfolio – Service Class	19.10%	-1.32%	9.49%	April 5, 1993
Federated American Leaders Fund II	25.87%	-0.17%	8.90%	February 10, 1994
Federated Capital Income Fund II	18.95%	-7.53%	2.01%	February 10, 1994
Federated Fund for U.S. Government Securities II	0.90%	4.17%	4.62%	March 28, 1994
Federated High Income Bond Fund II	20.47%	1.70%	4.71%	March 1, 1994
Gartmore GVIT Developing Markets Fund(6)	57.42%	8.02%	-0.85%	February 2, 1996
Seligman Capital Portfolio – Class 2 Shares	33.82%	3.60%	10.24%	June 21, 1988
Seligman Communications and Information Portfolio – Class 2 Shares	42.00%	1.59%	11.22%	October 4, 1994
Seligman Global Technology Portfolio – Class 2 Shares	34.11%	2.58%	8.42%	May 1, 1996
Liberty Small Company Growth Fund, Variable Series – Class A	42.06%	5.06%	8.92%	January 1, 1989
Strong Multi Cap Value Fund II	36.42%	1.53%	1.16%	October 10, 1997
Vanguard – Short-Term Corporate Portfolio	2.07%	N/A	4.17%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	2.53%	4.62%	5.79%	April 29, 1991
Vanguard – Equity Index Portfolio	26.63%	-2.05%	9.47%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	32.14%	N/A	9.57%	February 9, 1999
Vanguard – REIT Index Portfolio	33.55%	N/A	12.88%	February 9, 1999
Fidelity – VIP Mid Cap Portfolio – Initial Class	36.31%	17.28%	17.95%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	55.18%	N/A	11.28%	February 25, 2002
Wanger U.S. Smaller Companies	46.74%	8.95%	13.36%	May 3, 1995
Wanger International Small Cap	41.18%	7.24%	14.44%	May 3, 1995

(1)	As of May 1, 2004, GE U.S. Equity merged into Great Companies – AmericaSM.
(2)	As of May 1, 2004, Templeton Great Companies merged into Janus Global and was renamed Templeton Great Companies Global.
(3)	As of May 1, 2004, Alger Aggressive Growth merged into Transamerica Equity.
(4)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.
(5)	As of May 1, 2004, LKCM Strategic Total Return merged into Transamerica Value Balanced.
(6)	Formerly known as Montgomery Variable Series: Emerging Markets Fund.

17

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

18

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

19

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund’s prospectus for more information.

PEOPLES BENEFIT LIFE INSURANCE COMPANY

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called “The AEGON Trust” exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 32.47% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

20

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

21

In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

22

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $3,000 ($3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 ($3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

23

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

24

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit’s tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the polices by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Commissions of up to 6.75% of premium payments plus an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards.

25

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit’s right to issue the Policy.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

26

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2003, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2003, and 2002, and for each of the three years in the period ended December 31, 2003, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

27

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2003, 2002, and 2001

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2001 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

As described in Note 2 to the financial statements, in 2002 Peoples Benefit Life Insurance Company changed its accounting policy related to the determination of reserves for guaranteed living benefits included in variable deferred and immediate annuities to be in accordance with newly effective actuarial guidelines. Also as described in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting policy for derivative instruments.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 13, 2004

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Cash and short-term investments	$129,953	$17,290
Bonds	4,190,377	4,718,638
Stocks:
Preferred	4,915	16,131
Common (cost: 2003 – $70,291; 2002 – $73,879)	100,185	79,631
Affiliated entity (cost: 2003 – $4,511; 2002 – $1,011)	2,816	99
Mortgage loans on real estate	706,901	1,011,791
Real estate, at cost less accumulated depreciation (2003 - $507; 2002 - $380)	7,042	10,727
Policy loans	154,194	159,537
Receivable for securities	4,990	—
Net short-term notes receivable from affiliates	26,000	108,000
Other invested assets	353,681	346,585

Total cash and invested assets	5,681,054	6,468,429
Premiums deferred and uncollected	47,571	42,710
Reinsurance receivable	1,271	—
Accrued investment income	59,779	66,409
Net deferred income tax asset	45,582	47,356
Federal income taxes recoverable	—	40,991
Other assets	11,181	6,378
Separate account assets	7,593,842	6,374,198

Total admitted assets	$13,440,280	$13,046,471

3

	December 31
	2003	2002
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,119,719	$1,130,181
Annuity	2,682,393	2,766,068
Accident and health	59,451	72,620
Policy and contract claim reserves:
Life	22,233	22,283
Accident and health	29,461	19,076
Liability for deposit-type contracts	1,152,327	2,113,029
Other policyholders’ funds	2,931	3,283
Remittances and items not allocated	60,408	12,807
Asset valuation reserve	140,666	81,774
Reinsurance in unauthorized companies	—	3,084
Commissions and expense allowances payable on reinsurance assumed	943	1,125
Payable to affiliates	65,963	211
Payable for securities	8,239	—
Transfer to separate accounts due or accrued	(30,806)	(2,589)
Federal income taxes payable	212	—
Other liabilities	57,200	71,331
Separate account liabilities	7,593,842	6,374,045

Total liabilities	12,965,182	12,668,328
Capital and surplus:
Common stock, $11 per share par value, 1,145,000 shares authorized, issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	2,583	2,583
Unassigned surplus	434,730	337,775

Total capital and surplus	475,098	378,143

Total liabilities and capital and surplus	$13,440,280	$13,046,471

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$152,615	$147,626	$141,776
Annuity	476,287	969,263	1,153,746
Accident and health	149,256	139,862	131,966
Net investment income	303,002	360,560	387,360
Amortization of interest maintenance reserve	(1,447)	(1,939)	2,455
Commissions and expense allowances on reinsurance ceded	9,402	9,627	3,813
Separate account fee income	22,304	16,935	25,038
Gains due to reinsurance transactions	—	—	31,096
Other	1,335	1,115	4,371

	1,112,754	1,643,049	1,881,621
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	206,593	181,334	179,941
Surrender benefits	732,050	676,407	722,484
Other benefits	210,627	222,459	245,345
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(10,462)	(13,790)	(39,673)
Annuity	(83,675)	6,718	(92,332)
Accident and health	(13,169)	3,953	(11,259)

	1,041,964	1,077,081	1,004,506
Insurance expenses:
Commissions	46,493	37,122	30,807
General insurance expenses	91,383	73,800	81,682
Taxes, licenses and fees	9,204	2,220	7,474
Net transfers to (from) separate accounts	(136,835)	362,137	582,953
Other expenses	1,442	(308)	398

	11,687	474,971	703,314

	1,053,651	1,552,052	1,707,820
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	59,103	90,997	173,801
Dividends to policyholders	(9)	169	210

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	59,112	90,828	173,591
Federal income tax expense	7,967	13,138	40,782

Gain from operations before net realized capital gains (losses) on investments	51,145	77,690	132,809
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(44,688)	(54,446)	455,757

Net income	$6,457	$23,244	$588,566

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$12,595	$25,190	$2,583	$473,855	$514,223
Cumulative effect of change in accounting principles	—	—	—	19,716	19,716
Net income	—	—	—	588,566	588,566
Change in net unrealized capital gains/losses	—	—	—	(346,023)	(346,023)
Change in net deferred income tax	—	—	—	(4,888)	(4,888)
Change in non-admitted assets	—	—	—	(16,080)	(16,080)
Change in liability for reinsurance in unauthorized companies	—	—	—	(179)	(179)
Change in asset valuation reserve	—	—	—	28,487	28,487
Dividends to stockholders	—	—	—	(440,000)	(440,000)
Tax benefits on stock options exercised	—	—	—	563	563
Other	—	—	—	8	8

Balance at December 31, 2001	12,595	25,190	2,583	304,025	344,393
Cumulative effect of change in accounting principles	—	—	—	(34)	(34)
Net income	—	—	—	23,244	23,244
Change in net unrealized capital gains/losses	—	—	—	(76,173)	(76,173)
Change in non-admitted assets	—	—	—	(40,120)	(40,120)
Change in liability for reinsurance in unauthorized companies	—	—	—	(2,905)	(2,905)
Change in asset valuation reserve	—	—	—	87,825	87,825
Change in surplus in separate accounts	—	—	—	(40)	(40)
Change in net deferred income tax asset	—	—	—	40,978	40,978
Tax benefits on stock options exercised	—	—	—	64	64
Other	—	—	—	911	911

Balance at December 31, 2002	12,595	25,190	2,583	337,775	378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Reinsurance transactions	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	$12,595	$25,190	$2,583	$434,730	$475,098

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$771,774	$1,236,942	$1,422,133
Net investment income received	313,980	364,526	383,251
Miscellaneous income	28,419	40,302	69,663
Benefit and loss related payments	(1,135,610)	(1,065,385)	(1,090,360)
Net transfers to (from) separate accounts	111,039	(359,867)	(583,131)
Commissions and other expenses paid	(157,762)	(123,160)	(130,868)
Dividends paid to policyholders	(153)	(178)	(204)
Federal and foreign income taxes received (paid)	33,248	(34,781)	(50,505)

Net cash provided by (used in) operating activities	(35,065)	58,399	19,979
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	4,623,062	3,550,240	2,031,598
Stocks	44,791	284,952	781,693
Mortgage loans	322,280	395,240	349,835
Real estate	4,037	223	1,265
Other invested assets	52,390	41,925	44,819
Miscellaneous proceeds	90,232	35,458	19,519

Total investment proceeds	5,136,792	4,308,038	3,228,729
Cost of investments acquired:
Bonds	(4,016,170)	(3,986,075)	(3,114,222)
Stocks	(38,329)	(202,560)	(321,190)
Mortgage loans	(1,310)	(18,013)	(30,429)
Real estate	—	(10,161)	(72)
Other invested assets	(48,827)	(68,773)	(127,594)
Miscellaneous applications	(32,610)	(44,501)	—

Total cost of investments acquired	(4,137,246)	(4,330,083)	(3,593,507)
Net decrease in policy loans	5,343	4,698	1,215

Net cost of investments acquired	(4,131,903)	(4,325,385)	(3,592,292)

Net cash provided by (used in) investing activities	1,004,889	(17,347)	(363,563)

7

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Financing and miscellaneous activities
Borrowed funds received	$—	$—	(19,700)
Deposits on deposit-type contract funds and other liabilities	18,482	18,594	756,886
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(989,827)	(128,656)	(68,611)
Dividends paid to stockholders	—	—	(440,000)
Other cash provided	114,184	72,146	(22,759)

Net cash provided by (used in) financing and miscellaneous activities	(857,161)	(37,916)	205,816

Net increase (decrease) in cash and short-term investments	112,663	3,136	(137,768)
Cash and short-term investments:
Beginning of year	17,290	14,154	151,922

End of year	$129,953	$17,290	$14,154

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2003

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

During 2001, the Company adopted a plan of partial liquidation. Under this plan, the Company stated its intention to reinsure a portion of its business with one or more affiliated companies and redeem pro rata portions of its common and preferred stock. However, during 2003, the Company aborted its plan and no longer intends to partially liquidate the Company.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required under GAAP.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $22,739 and $14,099, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86 “Accounting for Derivative Instruments and Hedging Activities.” In accordance with SSAP 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus as of January 1, 2003.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $461,451, $822,284, and $985,642, in 2003, 2002, and 2001, respectively.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares, but provide similar financial benefits.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

2.	Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes (continued)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus of $19,716 as of January 1, 2001. This amount included the establishment of deferred tax assets of $17,528 and the release of mortgage loan prepayment fees from the IMR of $3,831, offset by the release of mortgage loan origination fees of $1,200 and the establishment of a vacation accrual of $443.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $(34), which was charged directly to unassigned surplus as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair value of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$129,953	$129,953	$17,290	$17,290
Bonds	4,190,377	4,355,293	4,718,638	4,818,852
Preferred stocks, other than affiliates	4,915	5,306	16,131	14,960
Common stocks, other than affiliates	100,185	100,185	79,631	79,631
Mortgage loans on real estate	706,901	792,640	1,011,791	1,138,456
Policy loans	154,194	154,194	159,537	159,537
Short-term notes receivable from affiliates	26,000	26,000	108,000	108,000
Interest rate swaps	(10,090)	15,744	(20,964)	(43,864)
Call options	679	679	679	679
Credit default swaps	—	960	—	(895)
Separate account assets	7,593,842	7,593,842	6,374,198	6,374,198
Liabilities
Investment contract liabilities	2,578,186	2,684,013	3,620,494	3,676,879
Separate account annuity liabilities	7,553,096	7,553,096	6,340,167	6,340,167

4.	Investments

Prior to 2001, the Company owned Veterans Life Insurance Company (Veterans). In 2001, the Company sold Veterans to Transamerica Holding Company, LLC, an affiliate. The proceeds from this sale were $697,492 and the Company recorded a realized gain of $494,886. As a result of this sale, the Company also recorded a reduction to surplus of $361,497 through the change in unrealized gains.

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company owns 100% of Coverna Direct Insurance Agency at December 31, 2003 and 2002. The cost of this subsidiary was $100. The Company owns 100% of JMH Operating Company at December 31, 2003 and 2002. The cost of this subsidiary was $4,411 and $911 at December 31, 2003 and 2002, respectively. The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $9,928 and $9,927 at December 31, 2003 and 2002, respectively.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$141,509	$708	$585	$1,177	$140,455
State, municipal and other government	57,751	7,006	98	687	63,972
Public utilities	254,964	18,641	3,275	—	270,330
Industrial and miscellaneous	2,578,884	190,997	11,108	12,000	2,746,773
Mortgage and other asset-backed securities	1,157,269	12,645	6,547	29,604	1,133,763

	4,190,377	229,997	21,613	43,468	4,355,293
Preferred stocks	4,915	391	—	—	5,306

	$4,195,292	$230,388	$21,613	$43,468	$4,360,599

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$236,377	$2,776	$1,414	$237,739
State, municipal and other government	63,625	5,929	3,872	65,682
Public utilities	162,741	10,387	4,426	168,702
Industrial and miscellaneous	2,661,287	190,942	64,178	2,788,051
Mortgage and other asset-backed securities	1,594,608	23,092	59,022	1,558,678

	4,718,638	233,126	132,912	4,818,852
Preferred stocks	16,131	—	1,171	14,960

	$4,734,769	$233,125	$134,083	$4,833,812

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company held bonds at December 31, 2003 with a carrying value of $4,031 and amortized cost of $5,451 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds with gross unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$24,250	$96,095	$120,345
State, municipal and other government	2,620	375	2,995
Public utilities	—	73,656	73,656
Industrial and miscellaneous	89,588	461,914	551,502
Mortgage and other asset-backed securities	125,598	487,643	613,241

	$242,056	$1,119,683	$1,361,739

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$24,039	$24,239
Due after one year through five years	831,170	873,282
Due after five years through ten years	793,802	835,892
Due after ten years through fifteen years	247,559	266,212
Due after fifteen years through twenty years	102,249	112,535
Due after twenty years	1,034,289	1,109,370

	3,033,108	3,221,530
Mortgage and other asset-backed securities	1,157,269	1,133,763

	$4,190,377	$4,355,293

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2003. The related carrying value was $35,759 and the fair value was $18,120.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and preferred stocks	$240,472	$270,242	$260,951
Dividends on equity investments	1,509	2,741	1,862
Interest on mortgage loans	64,327	89,146	120,254
Rental income on real estate	5,455	7,399	1,081
Interest on policy loans	7,856	7,435	7,510
Other investment income	3,358	8,934	15,259

Gross investment income	322,977	385,897	406,917
Less investment expenses	19,975	25,337	19,557

Net investment income	$303,002	$360,560	$387,360

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$4,633,213	$3,552,117	$2,167,545

Gross realized gains	$108,155	$29,733	$39,060
Gross realized losses	(82,909)	(83,293)	(153,357)

Net realized gains (losses)	$25,246	$(53,560)	$(114,297)

Gross realized losses in 2003, 2002 and 2001 include $37,918, $34,528 and $22,445, respectively, that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2003, investments with an aggregate carrying amount of $2,322 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Debt securities	$25,246	$(53,560)	$(114,297)
Equity securities	(3,777)	(32,053)	532,439
Mortgage loans on real estate	14,517	—	(1,807)
Real estate	371	(4,603)	(243)
Other invested assets	(45,458)	562	19,234

	(9,101)	(89,654)	435,326
Federal income tax effect	—	20,811	(5,004)
Transfer from interest maintenance reserve	(35,587)	14,397	25,435

Net realized capital gains (losses) on investments	$(44,688)	$(54,446)	$455,757

	Change in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$60,104	$(43,789)	$3,433
Preferred stocks	—	591	43,639
Common stocks	23,359	447	(407,519)
Mortgage loans on real estate	1,382	2,442	12,621
Other invested assets	17,864	(35,864)	1,803

Change in net unrealized capital gains/losses	$102,709	$(76,173)	$(346,023)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2003	2002
Unrealized gains	$29,947	$8,442
Unrealized losses	(1,748)	(3,602)

Net unrealized gains	$28,199	$4,840

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company did not issue any new mortgage loans in 2003. At December 31, 2003, mortgage loans with a carrying value of $11,701 were non-income producing for the previous six months. Accrued interest of $784 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 2003, 2002 and 2001, mortgage loans of $3,725 $10,204 and $72, respectively, were foreclosed and transferred to real estate. At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $29,155 and $20,635, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2003	2002		2003	2002
Middle Atlantic	26%	25%	Office	27%	26%
Pacific	25	24	Retail	27	25
South Atlantic	17	21	Apartment	18	19
E. North Central	16	15	Agricultural	14	14
E. South Central	7	6	Industrial	10	10
W. North Central	3	3	Other	3	3
New England	3	2	Hotel/Motel	1	3
W. South Central	2	2
Mountain	1	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003 and 2002, the Company had replicated assets with a fair value of $60,996 and $79,105 and credit default swaps with a fair value of $960 and $(895), respectively. During the years ended December 31, 2003, 2002, and 2001, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $30,687.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

For the year ended December 31, 2003, the Company has recorded $(402) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income from options contracts in the amount of $47, $4 and $163, for the years ended December 31, 2003, 2002, and 2001, respectively.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2003	2002
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$467,845	$555,629
Receive floating – pay floating	299,085	878,823
Receive floating – pay fixed	455,545	844,518

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $829, $2,396, and $6,683 for the years ended December 31, 2003, 2002, and 2001, respectively.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Open futures contracts at December 31, 2003 and 2002, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2003
34	S&P 500 March 2004 Futures	$9,247	$9,530
December 31, 2002
13	S&P 500 March 2003 Futures	$2,932	$2,856

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

5.	Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$707,100	$1,047,258	$1,244,790
Reinsurance assumed	102,095	236,488	194,493
Reinsurance ceded	(31,037)	(26,995)	(11,795)

Net premiums earned	$778,158	$1,256,751	$1,427,488

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $63,403, $194,095, and $154,395 for the years ended December 31, 2003, 2002, and 2001, respectively. The related aggregate reserves for policies and contracts are $2,422,181 and $2,755,699 at December 31, 2003 and 2002, respectively.

The Company received reinsurance recoveries in the amount of $12,190, $9,753, and $7,429 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,414 and $1,801, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $26,441 and $14,604, respectively.

Until January 1, 2001, the Company was a party to a reinsurance agreement with a nonaffiliated company in which the Company assumed a block of business. At that time, the ceding company exercised a provision in the reinsurance contract to recapture a portion of this block of business. The net cash payment received from the ceding company of $31,096 was recorded in the 2001 income statement as gains due to reinsurance transactions. The Company does not expect any ongoing cash payments or receipts from this recapture.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $75 into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

The Company’s liability for deposit-type contracts includes GICs, funding agreements and other deposit-type contracts assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $995,440 and $1,289,248 at December 31, 2003 and 2002, respectively.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31,
	2003	2002
Deferred income tax assets:
Loss carryforwards	$14,407	$307
Partnerships	980	—
Deferred intercompany loss	9,955	14,016
Guaranty funds	2,558	2,459
Nonadmitted assets	2,572	9,476
Tax basis deferred acquisition costs	34,209	36,307
Reserves	37,649	36,756
Unrealized capital losses	15,065	39,091
Other	5,403	2,180

Total deferred income tax assets	$122,798	$140,592

Total deferred income tax assets – nonadmitted	$55,539	$77,810

Deferred income tax liabilities:
Partnerships	$—	$3,103
Unrealized capital gains	17,104	7,066
Other	4,573	5,257

Total deferred income tax liabilities	$21,677	$15,426

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002	2001
Change in net deferred income tax asset	$(24,045)	$40,978	$4,888

Change in deferred income tax assets - nonadmitted	$22,271	$19,579	$(13,317)

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax computed at the federal statutory rate (35%)	$20,689	$31,790	$60,757
Amortization of IMR	507	679	(859)
Deferred acquisition costs – tax basis	(1,909)	(1,204)	(1,157)
Depreciation	(136)	76	8
Dividends received deduction	(1,039)	(470)	(202)
Low income housing credits	(9,988)	(15,711)	(11,069)
Prior year under (over) accrual	(5,363)	2,548	4,093
Tax reserve valuation	1,952	1,146	(5,715)
All other adjustments	3,254	(5,716)	(5,074)

Federal income tax expense	$7,967	$13,138	$40,782

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

The Company has incurred income taxes during 2003, 2002 and 2001 of $23,306, $23,200 and $126,931, respectively, that will be available for recoupment in the event of future net losses.

At December 31, 2003, the Company had $12,743 of capital loss carryforwards which expire, if unused, in 2007.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1997. An examination is underway for 1998 through 2000. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7.	Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 3.7% and 6.0% of ordinary life insurance in force at December 31, 2003 and 2002, respectively.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$452,245	4%	$990,219	9%
Subject to discretionary withdrawal at book value less surrender charge	72,739	1	79,878	1
Subject to discretionary withdrawal at market value	7,183,275	63	5,855,318	52
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	978,019	8	995,228	8
Not subject to discretionary withdrawal provision	2,787,450	24	3,390,712	30

Total policy reserves on annuities and deposit fund liabilities	$11,473,728	100%	$11,311,355	100%

Included in the liability for deposit-type contracts at December 31, 2003 and 2002 are approximately $372,000 and $663,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance by the special purpose entity is used to purchase a funding agreement from an affiliated company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2003, the contractual maturities were 2004 - $100,000; 2005 - $-0-; 2006 - $263,000; 2007 $-0-; 2008 $-0- and thereafter - $9,000.

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,171	$3,504	$2,667
Ordinary direct renewal business	18,966	4,291	14,675
Group life direct business	31,468	11,063	20,405
Reinsurance ceded	(321)	—	(321)

Total life and annuity	56,284	18,858	37,426
Accident and health:
Direct	6,277	—	6,277
Reinsurance assumed	3,957	—	3,957
Reinsurance ceded	(89)	—	(89)

Total accident and health	10,145	—	10,145

	$66,429	$18,858	$47,571

December 31, 2002
Life and annuity:
Ordinary direct first year business	$4,121	$2,444	$1,677
Ordinary direct renewal business	17,741	5,147	12,594
Group life direct business	29,612	9,934	19,678
Reinsurance ceded	(275)	—	(275)

Total life and annuity	51,199	17,525	33,674
Accident and health:
Direct	5,529	—	5,529
Reinsurance assumed	3,685	—	3,685
Reinsurance ceded	(178)	—	(178)

Total accident and health	9,036	—	9,036

	$60,235	$17,525	$42,710

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2003 and 2002, the Company had insurance in force aggregating $2,347,709 and $1,440,384, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $14,066 and $6,903 to cover these deficiencies at December 31, 2003 and 2002, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527
Amortized cost	—	—	—	—

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$170	$811,751	$811,921

Reserves for separate accounts as of December 31, 2002 with assets at:
Fair value	$424,557	$49,389	$5,877,171	$6,351,117
Amortized cost	—	—	—	—

	$424,557	$49,389	$5,877,171	$6,351,117

Reserves by withdrawal characteristics as of December 31, 2002:
With market value adjustment	$114,891	$49,389	$—	$164,280
At market value	—	—	5,866,270	5,866,270
Not subject to discretionary withdrawal	309,666	—	10,901	320,567

Total	$424,557	$49,389	$5,877,171	$6,351,117

Premiums, deposits and other considerations for the year ended December 31, 2001	$110,000	$225,152	$650,490	$985,642

Reserves for separate accounts as of December 31, 2001 with assets at:
Fair value	$503,245	$604,753	$5,815,073	$6,923,071
Amortized cost	—	—	—	—

	$503,245	$604,753	$5,815,073	$6,923,071

Reserves by withdrawal characteristics as of December 31, 2001:
With market value adjustment	$147,184	$53,624	$—	$200,808
At market value	—	551,129	5,815,073	6,366,202
Not subject to discretionary withdrawal	356,061	—	—	356,061

Total	$503,245	$604,753	$5,815,073	$6,923,071

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$461,451	$822,284	$985,642
Transfers from separate accounts	(603,249)	(460,169)	(405,394)

Net transfers to (from) separate accounts	(141,798)	362,115	580,248
Reconciling adjustments	4,963	22	2,705

Net transfers to (from) separate accounts, as reported herein	$(136,835)	$362,137	$582,953

8.	Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $-0- and $253,309, respectively.

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2004, without prior regulatory approval, is $51,145.

The Company paid dividends to its stockholders of $440,000 in 2001. Prior to payment, the Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa for the extraordinary dividend made in 2001. No dividends were paid in 2003 or 2002.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

10.	Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $28,424, $32,312, and $29,092, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $640, $376, and $907, respectively, to affiliates.

At December 31, 2003 and 2002, the Company had net short-term notes receivable from affiliates of $26,000 and $108,000, respectively. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10.	Related Party Transactions (continued)

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2003, cumulative unpaid dividends relating to the preferred shares were $93,432.

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75 percent of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2003 and 2002, the carrying value and fair value of this options is $679.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003, 2002 and 2001, the Company sold $8,514, $4,896 and $913, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.	Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of $1,042,433 and $1,060,202, respectively, at December 31, 2003 and $9,922,179 and $10,216,730, respectively, at December 31, 2002.

The Company has contingent commitments for additional funding of $58,009 as of December 31, 2003 for various joint ventures, partnerships, and limited liability companies.

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies (continued)

At December 31, 2003 and 2002, the net amount of securities being acquired on a to be announced (TBA) basis was $61,569 and $15,694, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,308 and $7,025 and an offsetting premium tax benefit of $1,316 and $1,688 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

13.	Managing General Agents

The Company had direct premiums written by managing general agents, as follows:

	Year ended December 31,
	2003	2002	2001
The Vanguard Group, Inc.	$382,139	$485,776	$550,934
Bolinger, Inc.	39,264	29,340	—
All others less than 5% of unassigned surplus	22,583	22,904	37,099

Total	$443,986	$538,020	$588,033

45

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$141,509	$140,455	$141,509
States, municipalities and political subdivisions	139,453	138,521	139,453
Foreign governments	53,971	60,977	53,971
Public utilities	254,964	270,330	254,964
All other corporate bonds	3,590,552	3,734,249	3,590,552
Preferred stock	4,915	5,306	4,915

Total fixed maturities	4,185,364	4,349,838	4,185,364
Equity securities
Common stocks:
Public utilities	1,787	2,540	2,540
Banks, trust and insurance	8,545	11,845	11,845
Industrial, miscellaneous and all other	59,959	85,800	85,800

Total equity securities	70,291	100,185	100,185
Mortgage loans on real estate	706,901		706,901
Real estate	7,042		7,042
Policy loans	154,194		154,194
Other long-term investments	353,681		353,681
Cash and short-term investments	129,953		129,953

Total investments	$5,607,426		$5,637,320

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

46

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

Year ended December 31, 2002
Individual life	$461,862	$—	$8,492	$70,289	$29,007	$69,526	$10,703
Individual health	12,993	4,067	5,668	23,670	1,411	9,745	7,742	$21,332
Group life and health	707,964	15,915	27,199	193,529	44,390	139,397	52,262	132,751
Annuity	2,766,068	—	—	969,263	285,752	858,413	404,264

	$3,948,887	$19,982	$41,359	$1,256,751	$360,560	$1,077,081	$474,971

Year ended December 31, 2001
Individual life	$458,079	$—	$7,698	$68,850	$39,237	$56,664	$8,428
Individual health	13,085	4,142	8,344	24,397	1,708	11,733	9,198	$24,500
Group life and health	724,499	12,833	31,007	180,495	47,794	111,159	51,877	113,182
Annuity	2,759,350	—	—	1,153,746	298,621	824,950	633,811

	$3,955,013	$16,975	$47,049	$1,427,488	$387,360	$1,004,506	$703,314

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

47

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

Year ended December 31, 2002
Life insurance in force	$5,780,232	$1,917,658	$3,052,776	$6,915,350	44%

Premiums:
Individual life	$64,218	$4,639	$10,710	$70,289	15%
Individual health	21,332	534	2,872	23,670	12%
Group life and health	132,751	21,822	82,600	193,529	43%
Annuity	828,957	—	140,306	969,263	14%

	$1,047,258	$26,995	$236,488	$1,256,751	19%

Year ended December 31, 2001
Life insurance in force	$3,776,765	$422,249	$4,051,062	$7,405,578	55%

Premiums:
Individual life	$58,423	$1,188	$11,615	$68,850	17%
Individual health	21,809	510	3,098	24,397	13%
Group life and health	113,182	10,097	77,410	180,495	43%
Annuity	1,051,376	—	102,370	1,153,746	9%

	$1,244,790	$11,795	$194,493	$1,427,488	14%

48

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2003

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities, Wanger U.S. Smaller Companies, Wanger International Small Cap, Montgomery Variable Series: Growth, Gartmore GVIT Developing Markets, Strong International Stock, Strong Multi Cap Value, Liberty Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Growth, Asset Allocation – Growth, Alger Aggressive Growth, American Century International, Clarion Real Estate Securities, Asset Allocation – Conservative, Dreyfus Small Cap Value, Gabelli Global Growth, GE U.S. Equity, Great Companies – AmericaSM, Templeton Great Companies – Global2, Great Companies – TechnologySM, J.P. Morgan Enhanced Index, Janus Global, Janus Growth, LKCM Strategic Total Return, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, PBHG Mid Cap Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, AllianceBerstein Growth, AllianceBerstein Technology, AllianceBerstein Premier Growth, Dreyfus – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc. – Service Class, Dreyfus VIF – Appreciation Bond, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard – Equity Index, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Vanguard – Short-Term Corporate, and Vanguard – Total Bond Market Index subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Des Moines, Iowa

January 30, 2004

2

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Assets
Investment in securities:
Number of shares	190,017.862	14,200.214	3,901,918.350	398,742.941

Cost	$2,911,033	$109,902	$3,901,918	$2,921,517

Investments in mutual funds, at net asset value	$3,629,341	$119,850	$3,901,918	$3,185,956
Receivable for units sold	—	—	—	—

Total assets	3,629,341	119,850	3,901,918	3,185,956

Liabilities
Payable for units redeemed	62	5	—	1

	$3,629,279	$119,845	$3,901,918	$3,185,955

Net Assets:
Deferred annuity contracts terminable by owners	3,629,279	119,845	3,901,918	3,185,955

Total net assets	$3,629,279	$119,845	$3,901,918	$3,185,955

Accumulation units outstanding:
M&E - 1.45%	1,052,218	28,081	1,600,767	1,082,635

M&E - 1.50%	2,053,459	135,584	1,961,385	1,403,596

M&E - 1.60%	441,009	—	154,453	244,964

Accumulation unit value:
M&E - 1.45%	$0.940699	$0.809119	$0.998922	$1.188509

M&E - 1.50%	$1.084098	$0.716340	$1.095739	$1.146467

M&E - 1.60%	$0.937185	$0.806093	$0.995191	$1.184084

See accompanying notes.

3

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Assets
Investment in securities:
Number of shares	525,455.005	107,761.079	80,285.555	22,748.877

Cost	$6,165,863	$2,096,414	$1,144,205	$196,216

Investments in mutual funds, at net asset value	$6,184,605	$2,856,746	$1,580,020	$236,361
Receivable for units sold	15	—	—	—

Total assets	6,184,620	2,856,746	1,580,020	236,361

Liabilities
Payable for units redeemed	—	11	41	7

	$6,184,620	$2,856,735	$1,579,979	$236,354

Net Assets:
Deferred annuity contracts terminable by owners	6,184,620	2,856,735	1,579,979	236,354

Total net assets	$6,184,620	$2,856,735	$1,579,979	$236,354

Accumulation units outstanding:
M&E - 1.45%	1,647,848	1,265,412	227,634	19,723

M&E - 1.50%	3,258,944	747,928	636,202	117,968

M&E - 1.60%	298,079	171,179	199,515	20,002

Accumulation unit value:
M&E - 1.45%	$1.115277	$1.168145	$1.058073	$1.354948

M&E - 1.50%	$1.232183	$1.576808	$1.774295	$1.548132

M&E - 1.60%	$1.111107	$1.163767	$1.054130	$1.349863

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	203,856.571	44,037.099	34,608.704	145,961.590

Cost	$1,555,797	$350,790	$271,358	$1,552,465

Investments in mutual funds, at net asset value	$2,054,874	$437,288	$306,287	$2,014,270
Receivable for units sold	—	—	—	—

Total assets	2,054,874	437,288	306,287	2,014,270

Liabilities
Payable for units redeemed	36	8	7	24

	$2,054,838	$437,280	$306,280	$2,014,246

Net Assets:
Deferred annuity contracts terminable by owners	2,054,838	437,280	306,280	2,014,246

Total net assets	$2,054,838	$437,280	$306,280	$2,014,246

Accumulation units outstanding:
M&E - 1.45%	375,435	208,600	45,625	134,733

M&E - 1.50%	1,224,503	58,598	268,454	1,405,319

M&E - 1.60%	116,839	140,688	9,522	136,901

Accumulation unit value:
M&E - 1.45%	$1.002056	$1.018460	$0.964153	$0.987714

M&E - 1.50%	$1.275611	$1.400712	$0.942971	$1.242745

M&E - 1.60%	$0.998315	$1.014658	$0.960546	$0.984031

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Alger Aggressive Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount
Assets
Investment in securities:
Number of shares	0.246	38,484.186	175,003.643	78,272.891

Cost	$3	$523,599	$1,175,671	$902,560

Investments in mutual funds, at net asset value	$3	$556,866	$1,317,777	$1,180,355
Receivable for units sold	—	—	—	—

Total assets	3	556,866	1,317,777	1,180,355

Liabilities
Payable for units redeemed	3	8	35	16

	$—	$556,858	$1,317,742	$1,180,339

Net Assets:
Deferred annuity contracts terminable by owners	—	556,858	1,317,742	1,180,339

Total net assets	$—	$556,858	$1,317,742	$1,180,339

Accumulation units outstanding:
M&E - 1.45%	—	64,638	1,146,646	289,896

M&E - 1.50%	—	619,329	2,133	441,346

M&E - 1.60%	—	79,207	200,731	13,401

Accumulation unit value:
M&E - 1.45%	$1.038054	$0.806939	$0.976821	$1.408716

M&E - 1.50%	$1.037216	$0.712097	$0.975993	$1.706483

M&E - 1.60%	$1.035506	$0.803924	$0.974401	$1.403452

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Conservative Subaccount	Dreyfus Small Cap Value Subaccount	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	16,219.129	200,867.511	46,712.965	7,626.197

Cost	$153,164	$1,511,411	$525,391	$60,982

Investments in mutual funds, at net asset value	$181,005	$2,924,631	$616,144	$74,584
Receivable for units sold	—	—	—	—

Total assets	181,005	2,924,631	616,144	74,584

Liabilities
Payable for units redeemed	1	43	8	3

	$181,004	$2,924,588	$616,136	$74,581

Net Assets:
Deferred annuity contracts terminable by owners	181,004	2,924,588	616,136	74,581

Total net assets	$181,004	$2,924,588	$616,136	$74,581

Accumulation units outstanding:
M&E - 1.45%	166,604	230,384	564,305	63,378

M&E - 1.50%	—	1,060,687	28,140	—

M&E - 1.60%	—	132,273	85,910	—

Accumulation unit value:
M&E - 1.45%	$1.086427	$1.149577	$0.908758	$1.176758

M&E - 1.50%	$1.085524	$2.364745	$0.907608	$1.175895

M&E - 1.60%	$1.083754	$1.145278	$0.905356	$1.174166

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Templeton Great Companies Global Subaccount	Great Companies - TechnologySM Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount
Assets
Investment in securities:
Number of shares	3,096.927	4,472.871	223,454.472	71,575.706

Cost	$17,652	$15,947	$2,529,037	$1,175,646

Investments in mutual funds, at net asset value	$21,833	$17,757	$2,849,045	$1,160,958
Receivable for units sold	—	—	—	—

Total assets	21,833	17,757	2,849,045	1,160,958

Liabilities
Payable for units redeemed	2	2	50	26

	$21,831	$17,755	$2,848,995	$1,160,932

Net Assets:

Deferred annuity contracts terminable by owners	21,831	17,755	2,848,995	1,160,932

Total net assets	$21,831	$17,755	$2,848,995	$1,160,932

Accumulation units outstanding:
M&E - 1.45%	2,675	12,978	498,182	—

M&E - 1.50%	—	—	2,468,795	1,367,677

M&E - 1.60%	16,029	—	28,351	—

Accumulation unit value:
M&E - 1.45%	$1.169436	$1.368019	$0.887825	$0.000000

M&E - 1.50%	$1.168565	$1.367000	$0.964689	$0.848835

M&E - 1.60%	$1.166829	$1.364998	$0.884507	$0.000000

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	101,804.764	52,176.445	16,424.357	19,642.054

Cost	$2,851,177	$660,563	$157,385	$165,968

Investments in mutual funds, at net asset value	$3,074,504	$778,473	$180,504	$212,527
Receivable for units sold	—	—	—	—

Total assets	3,074,504	778,473	180,504	212,527

Liabilities
Payable for units redeemed	51	11	2	3

	$3,074,453	$778,462	$180,502	$212,524

Net Assets:
Deferred annuity contracts terminable by owners	3,074,453	778,462	180,502	212,524

Total net assets	$3,074,453	$778,462	$180,502	$212,524

Accumulation units outstanding:
M&E - 1.45%	325,924	213,026	115,007	197,068

M&E - 1.50%	4,556,641	456,947	13,349	586

M&E - 1.60%	84,421	78,814	40,665	4,282

Accumulation unit value:
M&E - 1.45%	$0.786037	$1.064319	$1.068624	$1.052490

M&E - 1.50%	$0.603988	$1.024551	$1.067759	$1.051623

M&E - 1.60%	$0.783073	$1.060329	$1.065987	$1.049905

See accompanying notes.

9

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	140,451.092	134,729.258	8,479.998	98,497.735

Cost	$1,042,145	$1,410,998	$83,672	$1,439,850

Investments in mutual funds, at net asset value	$1,242,992	$1,479,327	$110,749	$1,775,914
Receivable for units sold	—	3	—	—

Total assets	1,242,992	1,479,330	110,749	1,775,914

Liabilities
Payable for units redeemed	19	—	7	34

	$1,242,973	$1,479,330	$110,742	$1,775,880

Net Assets:
Deferred annuity contracts terminable by owners	1,242,973	1,479,330	110,742	1,775,880

Total net assets	$1,242,973	$1,479,330	$110,742	$1,775,880

Accumulation units outstanding:
M&E - 1.45%	1,461,085	1,308,955	65,195	1,637,531

M&E - 1.50%	4,430	43,094	31,511	102,474

M&E - 1.60%	115,543	8,141	18,836	137,152

Accumulation unit value:
M&E - 1.45%	$0.786384	$1.087635	$0.959364	$0.946372

M&E - 1.50%	$0.785394	$1.086753	$0.958182	$0.945195

M&E - 1.60%	$0.783434	$1.084965	$0.955783	$0.942810

See accompanying notes.

10

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares	95,192.282	14,836.753	196,261.458	6,449.179

Cost	$934,043	$157,157	$1,679,301	$97,065

Investments in mutual funds, at net asset value	$1,196,567	$184,124	$1,958,689	$107,443
Receivable for units sold	—	—	—	—

Total assets	1,196,567	184,124	1,958,689	107,443

Liabilities
Payable for units redeemed	19	—	55	2

	$1,196,548	$184,124	$1,958,634	$107,441

Net Assets:
Deferred annuity contracts terminable by owners	1,196,548	184,124	1,958,634	107,441

Total net assets	$1,196,548	$184,124	$1,958,634	$107,441

Accumulation units outstanding:
M&E - 1.45%	940,111	115,886	351,432	48,026

M&E - 1.50%	2,243	46,544	1,610,482	44,184

M&E - 1.60%	20,367	13,059	100,503	56,301

Accumulation unit value:
M&E - 1.45%	$1.242983	$1.049621	$0.983665	$0.724747

M&E - 1.50%	$1.241434	$1.048766	$0.940372	$0.723847

M&E - 1.60%	$1.238328	$1.047042	$0.979979	$0.722038

See accompanying notes.

11

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount	AllianceBernstein Premier Growth Subaccount	Dreyfus -Core Bond Subaccount
Assets
Investment in securities:
Number of shares	16,301.652	5,134.240	1,838.363	43,371.543

Cost	$224,648	$68,479	$37,503	$558,533

Investments in mutual funds, at net asset value	$256,914	$73,676	$39,212	$563,396
Receivable for units sold	—	—	—	3

Total assets	256,914	73,676	39,212	563,399

Liabilities
Payable for units redeemed	3	4	—	—

	$256,911	$73,672	$39,212	$563,399

Net Assets:
Deferred annuity contracts terminable by owners	256,911	73,672	39,212	563,399

Total net assets	$256,911	$73,672	$39,212	$563,399

Accumulation units outstanding:
M&E - 1.45%	288,680	35,549	41,210	455,654

M&E - 1.50%	10,785	4,266	—	32,599

M&E - 1.60%	—	59,515	9,547	15,577

Accumulation unit value:
M&E - 1.45%	$0.857939	$0.743395	$0.773086	$1.118450

M&E - 1.50%	$0.856875	$0.742478	$0.772128	$1.117069

M&E - 1.60%	$0.854738	$0.740613	$0.770199	$1.114270

See accompanying notes.

12

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF - Appreciation Bond Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Assets
Investment in securities:
Number of shares	1,052.895	58,628.500	4,527.467	6,505.297

Cost	$19,444	$1,723,346	$60,093	$59,689

Investments in mutual funds, at net asset value	$24,943	$2,011,544	$54,330	$74,876
Receivable for units sold	—	—	—	—

Total assets	24,943	2,011,544	54,330	74,876

Liabilities
Payable for units redeemed	—	36	3	8

	$24,943	$2,011,508	$54,327	$74,868

Net Assets:
Deferred annuity contracts terminable by owners	24,943	2,011,508	54,327	74,868

Total net assets	$24,943	$2,011,508	$54,327	$74,868

Accumulation units outstanding:
M&E - 1.45%	30,570	1,954,524	10,435	57,026

M&E - 1.50%	1,303	—	—	3,974

M&E - 1.60%	—	205,482	56,389	24,114

Accumulation unit value:
M&E - 1.45%	$0.782616	$0.931583	$0.815568	$0.880602

M&E - 1.50%	$0.781636	$0.930410	$0.814539	$0.879498

M&E - 1.60%	$0.779695	$0.928094	$0.812512	$0.877298

See accompanying notes.

13

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Assets
Investment in securities:
Number of shares	12,797.837	107,019.253	156,963.263	51,852.709

Cost	$143,524	$2,366,057	$1,698,427	$695,414

Investments in mutual funds, at net asset value	$143,336	$2,843,502	$2,140,979	$834,310
Receivable for units sold	—	—	—	—

Total assets	143,336	2,843,502	2,140,979	834,310

Liabilities
Payable for units redeemed	7	49	28	1

	$143,329	$2,843,453	$2,140,951	$834,309

Net Assets:
Deferred annuity contracts terminable by owners	143,329	2,843,453	2,140,951	834,309

Total net assets	$143,329	$2,843,453	$2,140,951	$834,309

Accumulation units outstanding:
M&E - 1.45%	122,421	1,832,289	1,454,754	287,366

M&E - 1.50%	1,115	7,279	18,321	9,361

M&E - 1.60%	46,970	927,652	571,648	371,816

Accumulation unit value:
M&E - 1.45%	$0.841490	$1.028400	$1.047790	$1.249674

M&E - 1.50%	$0.840411	$1.027545	$1.046930	$1.248657

M&E - 1.60%	$0.838336	$1.025867	$1.045212	$1.246601

See accompanying notes.

14

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Short-Term Corporate Subaccount	Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	244,134.608	141,600.896

Cost	$2,581,045	$1,628,778

Investments in mutual funds, at net asset value	$2,622,006	$1,646,818
Receivable for units sold	—	6

Total assets	2,622,006	1,646,824

Liabilities
Payable for units redeemed	2	—

	$2,622,004	$1,646,824

Net Assets:
Deferred annuity contracts terminable by owners	2,622,004	1,646,824

Total net assets	$2,622,004	$1,646,824

Accumulation units outstanding:
M&E - 1.45%	2,241,011	1,243,279

M&E - 1.50%	8,232	55,426

M&E - 1.60%	221,490	222,708

Accumulation unit value:
M&E - 1.45%	$1.061463	$1.082852

M&E - 1.50%	$1.060600	$1.081972

M&E - 1.60%	$1.058843	$1.080190

See accompanying notes.

15

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Net investment income (loss)
Income:
Dividends	$43,403	$7,399	$38,141	$139,903
Expenses
Administrative, mortality and expense risk charges	47,198	1,676	83,212	55,972

Net investment income (loss)	(3,795)	5,723	(45,071)	83,931
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,934,214	91,371	25,187,014	10,985,667
Cost of investments sold	2,186,173	85,320	25,187,014	10,585,020

Net realized capital gains (losses) on investments	(251,959)	6,051	—	400,647
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(242,606)	5,183	—	50,566
End of period	718,308	9,948	—	264,439

Net change in unrealized appreciation/depreciation of investments	960,914	4,765	—	213,873

Net realized and unrealized capital gains (losses) on investments	708,955	10,816	—	614,520

Increase (decrease) in net assets from operations	$705,160	$16,539	$(45,071)	$698,451

See accompanying notes.

16

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Net investment income (loss)
Income:
Dividends	$226,507	$—	$3,696	$113
Expenses
Administrative, mortality and expense risk charges	97,276	34,559	18,598	2,362

Net investment income (loss)	129,231	(34,559)	(14,902)	(2,249)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	29,376	—	—	—
Proceeds from sales	3,777,684	2,027,542	1,194,071	1,424,746
Cost of investments sold	3,666,829	1,972,695	1,066,081	1,378,467

Net realized capital gains (losses) on investments	140,231	54,847	127,990	46,279
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	239,763	58,869	60,381	(10,166)
End of period	18,742	760,332	435,815	40,145

Net change in unrealized appreciation/depreciation of investments	(221,021)	701,463	375,434	50,311

Net realized and unrealized capital gains (losses) on investments	(80,790)	756,310	503,424	96,590

Increase (decrease) in net assets from operations	$48,441	$721,751	$488,522	$94,341

See accompanying notes.

17

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Strong International Stock Subaccount(1)	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount
Net investment income (loss)
Income:
Dividends	$2,392	$1,810	$—	$3,447
Expenses
Administrative, mortality and expense risk charges	314	27,465	4,081	6,822

Net investment income (loss)	2,078	(25,655)	(4,081)	(3,375)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	142,496	1,970,018	488,140	2,925,923
Cost of investments sold	148,866	2,529,668	464,864	2,903,721

Net realized capital gains (losses) on investments	(6,370)	(559,650)	23,276	22,202
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,860	(519,207)	(3,211)	1,944
End of period	—	499,077	86,498	34,929

Net change in unrealized appreciation/depreciation of investments	(2,860)	1,018,284	89,709	32,985

Net realized and unrealized capital gains (losses) on investments	(9,230)	458,634	112,985	55,187

Increase (decrease) in net assets from operations	$(7,152)	$432,979	$108,904	$51,812

See accompanying notes.

18

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Alger Aggressive Growth Subaccount	American Century International Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	23,764	2	7,580	18,274

Net investment income (loss)	(23,764)	(2)	(7,580)	(18,274)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	164,817	296	232,360	4,154,901
Cost of investments sold	153,722	294	338,576	4,012,718

Net realized capital gains (losses) on investments	11,095	2	(106,216)	142,183
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(175,218)	(56)	(222,640)	(4,888)
End of period	461,805	—	33,267	142,106

Net change in unrealized appreciation/depreciation of investments	637,023	56	255,907	146,994

Net realized and unrealized capital gains (losses) on investments	648,118	58	149,691	289,177

Increase (decrease) in net assets from operations	$624,354	$56	$142,111	$270,903

See accompanying notes.

19

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Clarion Real Estate Securities Subaccount	Asset Allocation - Conservative Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)
Net investment income (loss)
Income:
Dividends	$23,682	$142	$—	$—
Expenses
Administrative, mortality and expense risk charges	16,911	1,845	32,009	2,022

Net investment income (loss)	6,771	(1,703)	(32,009)	(2,022)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,702	—	—	—
Proceeds from sales	1,258,948	2,341	536,148	574,968
Cost of investments sold	1,221,557	2,099	428,847	567,805

Net realized capital gains (losses) on investments	41,093	242	107,301	7,163
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	39,029	(28)	65,516	6,793
End of period	277,795	27,841	1,413,220	(1)

Net change in unrealized appreciation/depreciation of investments	238,766	27,869	1,347,704	(6,794)

Net realized and unrealized capital gains (losses) on investments	279,859	28,111	1,455,005	369

Increase (decrease) in net assets from operations	$286,630	$26,408	$1,422,996	$(1,653)

See accompanying notes.

20

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies - TechnologySM Subaccount
Net investment income (loss)
Income:
Dividends	$3,825	$304	$23	$—
Expenses
Administrative, mortality and expense risk charges	9,733	956	267	80

Net investment income (loss)	(5,908)	(652)	(244)	(80)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	375,100	1,582	743	456
Cost of investments sold	346,883	1,454	640	349

Net realized capital gains (losses) on investments	28,217	128	103	107
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,676)	(896)	(152)	(22)
End of period	90,753	13,602	4,181	1,810

Net change in unrealized appreciation/depreciation of investments	103,429	14,498	4,333	1,832

Net realized and unrealized capital gains (losses) on investments	131,646	14,626	4,436	1,939

Increase (decrease) in net assets from operations	$125,738	$13,974	$4,192	$1,859

See accompanying notes.

21

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$12,955	$—	$—	$27,304
Expenses
Administrative, mortality and expense risk charges	35,630	18,439	41,062	15,122

Net investment income (loss)	(22,675)	(18,439)	(41,062)	12,182
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	317,525	842,626	645,034	702,315
Cost of investments sold	370,192	1,780,879	726,298	722,327

Net realized capital gains (losses) on investments	(52,667)	(938,253)	(81,264)	(20,012)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(366,131)	(1,144,392)	(637,677)	(69,387)
End of period	320,008	(14,688)	223,327	117,910

Net change in unrealized appreciation/depreciation of investments	686,139	1,129,704	861,004	187,297

Net realized and unrealized capital gains (losses) on investments	633,472	191,451	779,740	167,285

Increase (decrease) in net assets from operations	$610,797	$173,012	$738,678	$179,467

See accompanying notes.

22

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$113	$255	$—	$15,000
Expenses
Administrative, mortality and expense risk charges	1,416	2,491	15,837	18,601

Net investment income (loss)	(1,303)	(2,236)	(15,837)	(3,601)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	3,018
Proceeds from sales	27,365	14,179	241,643	287,480
Cost of investments sold	23,500	11,728	237,513	266,776

Net realized capital gains (losses) on investments	3,865	2,451	4,130	23,722
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(37)	3,513	(80,049)	43,482
End of period	23,119	46,559	200,847	68,329

Net change in unrealized appreciation/depreciation of investments	23,156	43,046	280,896	24,847

Net realized and unrealized capital gains (losses) on investments	27,021	45,497	285,026	48,569

Increase (decrease) in net assets from operations	$25,718	$43,261	$269,189	$44,968

See accompanying notes.

23

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$389	$—	$—	$5,861
Expenses
Administrative, mortality and expense risk charges	1,570	17,577	17,709	3,237

Net investment income (loss)	(1,181)	(17,577)	(17,709)	2,624
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	170,776	405,489	1,523,151	241,428
Cost of investments sold	162,025	399,733	1,604,151	283,187

Net realized capital gains (losses) on investments	8,751	5,756	(81,000)	(41,759)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(105)	(40,591)	(70,516)	(40,620)
End of period	27,077	336,064	262,524	26,967

Net change in unrealized appreciation/depreciation of investments	27,182	376,655	333,040	67,587

Net realized and unrealized capital gains (losses) on investments	35,933	382,411	252,040	25,828

Increase (decrease) in net assets from operations	$34,752	$364,834	$234,331	$28,452

See accompanying notes.

24

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Net investment income (loss)
Income:
Dividends	$27,712	$—	$—	$—
Expenses
Administrative, mortality and expense risk charges	22,984	2,230	2,412	806

Net investment income (loss)	4,728	(2,230)	(2,412)	(806)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,585,834	125,789	122,369	5,581
Cost of investments sold	3,316,170	135,212	119,028	7,439

Net realized capital gains (losses) on investments	269,664	(9,423)	3,341	(1,858)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	41,257	(36,244)	(11,739)	(16,379)
End of period	279,388	10,378	32,266	5,197

Net change in unrealized appreciation/depreciation of investments	238,131	46,622	44,005	21,576

Net realized and unrealized capital gains (losses) on investments	507,795	37,199	47,346	19,718

Increase (decrease) in net assets from operations	$512,523	$34,969	$44,934	$18,912

See accompanying notes.

25

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AllianceBernstein Premier Growth Subaccount	Dreyfus -Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF - Appreciation Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$35,795	$1	$21,588
Expenses
Administrative, mortality and expense risk charges	341	12,850	361	25,468

Net investment income (loss)	(341)	22,945	(360)	(3,880)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	10,618	—	—
Proceeds from sales	3,532	1,756,924	13,348	274,135
Cost of investments sold	4,101	1,721,429	16,668	284,426

Net realized capital gains (losses) on investments	(569)	46,113	(3,320)	(10,291)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,104)	29,906	(3,283)	(47,258)
End of period	1,709	4,863	5,499	288,198

Net change in unrealized appreciation/depreciation of investments	5,813	(25,043)	8,782	335,456

Net realized and unrealized capital gains (losses) on investments	5,244	21,070	5,462	325,165

Increase (decrease) in net assets from operations	$4,903	$44,015	$5,102	$321,285

See accompanying notes.

26

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$17,665
Expenses
Administrative, mortality and expense risk charges	732	703	1,071	27,867

Net investment income (loss)	(732)	(703)	(1,071)	(10,202)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	35,331
Proceeds from sales	12,182	12,781	45,616	136,352
Cost of investments sold	18,050	9,952	85,494	133,694

Net realized capital gains (losses) on investments	(5,868)	2,829	(39,878)	37,989
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(26,575)	493	(61,267)	(15,350)
End of period	(5,763)	15,187	(188)	477,445

Net change in unrealized appreciation/depreciation of investments	20,812	14,694	61,079	492,795

Net realized and unrealized capital gains (losses) on investments	14,944	17,523	21,201	530,784

Increase (decrease) in net assets from operations	$14,212	$16,820	$20,130	$520,582

See accompanying notes.

27

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Corporate Subaccount	Total Bond Market Index Subaccount
Net investment income (loss)
Income:
Dividends	$7,086	$6,299	$93,342	$14,933
Expenses
Administrative, mortality and expense risk charges	20,140	6,674	36,100	11,706

Net investment income (loss)	(13,054)	(375)	57,242	3,227
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	22,676	4,893	—	—
Proceeds from sales	73,620	11,216	1,339,340	113,948
Cost of investments sold	71,140	10,548	1,329,129	114,204

Net realized capital gains (losses) on investments	25,156	5,561	10,211	(256)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,601	692	58,695	3,594
End of period	442,552	138,896	40,961	18,040

Net change in unrealized appreciation/depreciation of investments	439,951	138,204	(17,734)	14,446

Net realized and unrealized capital gains (losses) on investments	465,107	143,765	(7,523)	14,190

Increase (decrease) in net assets from operations	$452,053	$143,390	$49,719	$17,417

See accompanying notes.

28

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(3,795)	$(17,090)	$5,723	$9,587
Net realized capital gains (losses) on investments	(251,959)	(567,410)	6,051	(106,267)
Net change in unrealized appreciation/ depreciation of investments	960,914	(290,936)	4,765	20,870

Increase (decrease) in net assets from operations	705,160	(875,436)	16,539	(75,810)
Contract transactions
Net contract purchase payments	233,209	699,716	1,080	440
Transfer payments from (to) other subaccounts or general account	430,494	928,294	11,810	(25,607)
Contract terminations, withdrawals, and other deductions	(1,492,851)	(442,798)	(22,276)	(86,562)
Contract maintenance charges	(1,171)	—	—	—

Increase (decrease) in net assets from contract transactions	(830,319)	1,185,212	(9,386)	(111,729)

Net increase (decrease) in net assets	(125,159)	309,776	7,153	(187,539)
Net assets:
Beginning of the period	3,754,438	3,444,662	112,692	300,231

End of the period	$3,629,279	$3,754,438	$119,845	$112,692

See accompanying notes.

29

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(45,071)	$(5,324)	$83,931	$66,512
Net realized capital gains (losses) on investments	—	—	400,647	(90,338)
Net change in unrealized appreciation/ depreciation of investments	—	—	213,873	82,322

Increase (decrease) in net assets from operations	(45,071)	(5,324)	698,451	58,496
Contract transactions
Net contract purchase payments	4,235,340	23,014,062	4,145,012	172,892
Transfer payments from (to) other subaccounts or general account	2,389,933	(4,303,480)	(2,732,125)	1,047,840
Contract terminations, withdrawals, and other deductions	(10,100,057)	(19,646,436)	(630,895)	(325,703)
Contract maintenance charges	(792)	(158)	(708)	(25)

Increase (decrease) in net assets from contract transactions	(3,475,576)	(936,012)	781,284	895,004

Net increase (decrease) in net assets	(3,520,647)	(941,336)	1,479,735	953,500
Net assets:
Beginning of the period	7,422,565	8,363,901	1,706,220	752,720

End of the period	$3,901,918	$7,422,565	$3,185,955	$1,706,220

See accompanying notes.

30

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$129,231	$135,297	$(34,559)	$(29,099)
Net realized capital gains (losses) on investments	140,231	254,027	54,847	(330,023)
Net change in unrealized appreciation/ depreciation of investments	(221,021)	98,505	701,463	61,283

Increase (decrease) in net assets from operations	48,441	487,829	721,751	(297,839)
Contract transactions
Net contract purchase payments	352,364	1,516,799	289,789	388,877
Transfer payments from (to) other subaccounts or general account	1,220,447	(901,816)	609,354	1,901,813
Contract terminations, withdrawals, and other deductions	(1,616,478)	(532,500)	(1,934,375)	(232,540)
Contract maintenance charges	(758)	(22)	(500)	(11)

Increase (decrease) in net assets from contract transactions	(44,425)	82,461	(1,035,732)	2,058,139

Net increase (decrease) in net assets	4,016	570,290	(313,981)	1,760,300
Net assets:
Beginning of the period	6,180,604	5,610,314	3,170,716	1,410,416

End of the period	$6,184,620	$6,180,604	$2,856,735	$3,170,716

See accompanying notes.

31

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Wanger International Small Cap Subaccount		Montgomery Variable Series: Growth Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(14,902)	$(24,482)	$—	$(11,144)
Net realized capital gains (losses) on investments	127,990	(95,381)	—	(840,770)
Net change in unrealized appreciation/ depreciation of investments	375,434	23,009	—	536,456

Increase (decrease) in net assets from operations	488,522	(96,854)	—	(315,458)
Contract transactions
Net contract purchase payments	73,544	321,719	—	248,931
Transfer payments from (to) other subaccounts or general account	140,561	536,379	—	(1,048,731)
Contract terminations, withdrawals, and other deductions	(479,784)	(1,024,408)	—	(96,739)
Contract maintenance charges	(337)	(18)	—	—

Increase (decrease) in net assets from contract transactions	(266,016)	(166,328)	—	(896,539)

Net increase (decrease) in net assets	222,506	(263,182)	—	(1,211,997)
Net assets:
Beginning of the period	1,357,473	1,620,655	—	1,211,997

End of the period	$1,579,979	$1,357,473	$—	$—

See accompanying notes.

32

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gartmore GVIT Developing Markets Subaccount		Strong International Stock Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$(2,249)	$(4,181)	$2,078	$1,334
Net realized capital gains (losses) on investments	46,279	126,501	(6,370)	(7,168)
Net change in unrealized appreciation/depreciation of investments	50,311	(12,552)	(2,860)	197

Increase (decrease) in net assets from operations	94,341	109,768	(7,152)	(5,637)
Contract transactions
Net contract purchase payments	1,179	47,429	94	181,887
Transfer payments from (to) other subaccounts or general account	44,224	(169,154)	(127,814)	(197,099)
Contract terminations, withdrawals, and other deductions	(25,119)	(26,713)	(4,453)	(4,947)
Contract maintenance charges	(122)	(7)	—	—

Increase (decrease) in net assets from contract transactions	20,162	(148,445)	(132,173)	(20,159)

Net increase (decrease) in net assets	114,503	(38,677)	(139,325)	(25,796)
Net assets:
Beginning of the period	121,851	160,528	139,325	165,121

End of the period	$236,354	$121,851	$—	$139,325

See accompanying notes.

33

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Strong Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(25,655)	$(35,400)	$(4,081)	$(2,662)
Net realized capital gains (losses) on investments	(559,650)	(326,223)	23,276	(67,325)
Net change in unrealized appreciation/depreciation of investments	1,018,284	(763,613)	89,709	252

Increase (decrease) in net assets from operations	432,979	(1,125,236)	108,904	(69,735)
Contract transactions
Net contract purchase payments	43,746	871,858	67,974	22,961
Transfer payments from (to) other subaccounts or general account	57,804	290,403	174,393	22,704
Contract terminations, withdrawals, and other deductions	(1,687,133)	(259,456)	(54,687)	(5,018)
Contract maintenance charges	(19)	(19)	(148)	(6)

Increase (decrease) in net assets from contract transactions	(1,585,602)	902,786	187,532	40,641

Net increase (decrease) in net assets	(1,152,623)	(222,450)	296,436	(29,094)
Net assets:
Beginning of the period	3,207,461	3,429,911	140,844	169,938

End of the period	$2,054,838	$3,207,461	$437,280	$140,844

See accompanying notes.

34

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(3,375)	$(24,670)	$(23,764)	$(24,655)
Net realized capital gains (losses) on investments	22,202	(222,237)	11,095	(1,529,799)
Net change in unrealized appreciation/depreciation of investments	32,985	(30,824)	637,023	823,515

Increase (decrease) in net assets from operations	51,812	(277,731)	624,354	(730,939)
Contract transactions
Net contract purchase payments	148,435	390,411	14,051	48,109
Transfer payments from (to) other subaccounts or general account	(133,874)	98,003	158,599	(183,445)
Contract terminations, withdrawals, and other deductions	(1,186,146)	(162,882)	(79,003)	(114,121)
Contract maintenance charges	(281)	(7)	(139)	—

Increase (decrease) in net assets from contract transactions	(1,171,866)	325,525	93,508	(249,457)

Net increase (decrease) in net assets	(1,120,054)	47,794	717,862	(980,396)
Net assets:
Beginning of the period	1,426,334	1,378,540	1,296,384	2,276,780

End of the period	$306,280	$1,426,334	$2,014,246	$1,296,384

See accompanying notes.

35

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Growth Subaccount		Alger Aggressive Growth Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(2)	$(1)	$(7,580)	$(12,691)
Net realized capital gains (losses) on investments	2	—	(106,216)	(514,512)
Net change in unrealized appreciation/depreciation of investments	56	(56)	255,907	145,610

Increase (decrease) in net assets from operations	56	(57)	142,111	(381,593)
Contract transactions
Net contract purchase payments	—	300	51,965	43,131
Transfer payments from (to) other subaccounts or general account	(1)	(2)	14,314	(147,750)
Contract terminations, withdrawals, and other deductions	(296)	—	(111,365)	(327,625)
Contract maintenance charges	—	—	(19)	—

Increase (decrease) in net assets from contract transactions	(297)	298	(45,105)	(432,244)

Net increase (decrease) in net assets	(241)	241	97,006	(813,837)
Net assets:
Beginning of the period	241	—	459,852	1,273,689

End of the period	$—	$241	$556,858	$459,852

See accompanying notes.

36

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	American Century International Subaccount		Clarion Real Estate Securities Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(18,274)	$(2,050)	$6,771	$10,316
Net realized capital gains (losses) on investments	142,183	113,814	41,093	(23,631)
Net change in unrealized appreciation/depreciation of investments	146,994	(4,888)	238,766	4,671

Increase (decrease) in net assets from operations	270,903	106,876	286,630	(8,644)
Contract transactions
Net contract purchase payments	156,443	137,483	96,306	103,331
Transfer payments from (to) other subaccounts or general account	(159,588)	3,194,732	(38,896)	1,176,008
Contract terminations, withdrawals, and other deductions	(185,794)	(2,202,774)	(944,509)	(114,277)
Contract maintenance charges	(539)	—	(236)	—

Increase (decrease) in net assets from contract transactions	(189,478)	1,129,441	(887,335)	1,165,062

Net increase (decrease) in net assets	81,425	1,236,317	(600,705)	1,156,418
Net assets:
Beginning of the period	1,236,317	—	1,781,044	624,626

End of the period	$1,317,742	$1,236,317	$1,180,339	$1,781,044

See accompanying notes.

37

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Conservative Subaccount		Dreyfus Small Cap Value Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(1,703)	$(1)	$(32,009)	$606,369
Net realized capital gains (losses) on investments	242	—	107,301	(2,778,647)
Net change in unrealized appreciation/depreciation of investments	27,869	(28)	1,347,704	(209,457)

Increase (decrease) in net assets from operations	26,408	(29)	1,422,996	(2,381,735)
Contract transactions
Net contract purchase payments	39,459	300	49,691	564,791
Transfer payments from (to) other subaccounts or general account	42,407	73,123	(127,464)	(1,570,266)
Contract terminations, withdrawals, and other deductions	(315)	—	(264,738)	(414,377)
Contract maintenance charges	(349)	—	(119)	(6)

Increase (decrease) in net assets from contract transactions	81,202	73,423	(342,630)	(1,419,858)

Net increase (decrease) in net assets	107,610	73,394	1,080,366	(3,801,593)
Net assets:
Beginning of the period	73,394	—	1,844,222	5,645,815

End of the period	$181,004	$73,394	$2,924,588	$1,844,222

See accompanying notes.

38

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gabelli Global Growth Subaccount		GE U.S. Equity Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(2,022)	$(6,561)	$(5,908)	$(2,522)
Net realized capital gains (losses) on investments	7,163	(206,552)	28,217	(7,393)
Net change in unrealized appreciation/depreciation of investments	(6,794)	2,774	103,429	(12,903)

Increase (decrease) in net assets from operations	(1,653)	(210,339)	125,738	(22,818)
Contract transactions
Net contract purchase payments	3,924	609,154	93,330	200,291
Transfer payments from (to) other subaccounts or general account	(465,016)	(556,246)	(261,531)	308,587
Contract terminations, withdrawals, and other deductions	(9,683)	(32,937)	(51,957)	(3,948)
Contract maintenance charges	—	(28)	(696)	—

Increase (decrease) in net assets from contract transactions	(470,775)	19,943	(220,854)	504,930

Net increase (decrease) in net assets	(472,428)	(190,396)	(95,116)	482,112
Net assets:
Beginning of the period	472,428	662,824	711,252	229,140

End of the period	$—	$472,428	$616,136	$711,252

See accompanying notes.

39

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Great Companies - AmericaSM Subaccount		Templeton Great Companies Global Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(652)	$(304)	$(244)	$64
Net realized capital gains (losses) on investments	128	(429)	103	(3,581)
Net change in unrealized appreciation/depreciation of investments	14,498	(896)	4,333	(152)

Increase (decrease) in net assets from operations	13,974	(1,629)	4,192	(3,669)
Contract transactions
Net contract purchase payments	—	90,592	3,568	11,800
Transfer payments from (to) other subaccounts or general account	(5)	35	2,872	3,455
Contract terminations, withdrawals, and other deductions	(337)	(27,709)	(334)	—
Contract maintenance charges	(289)	(51)	(53)	—

Increase (decrease) in net assets from contract transactions	(631)	62,867	6,053	15,255

Net increase (decrease) in net assets	13,343	61,238	10,245	11,586
Net assets:
Beginning of the period	61,238	—	11,586	—

End of the period	$74,581	$61,238	$21,831	$11,586

See accompanying notes.

40

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Great Companies - TechnologySM Subaccount		J.P. Morgan Enhanced Index Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(80)	$(1)	$(22,675)	$(39,013)
Net realized capital gains (losses) on investments	107	—	(52,667)	(1,599,433)
Net change in unrealized appreciation/depreciation of investments	1,832	(22)	686,139	508,105

Increase (decrease) in net assets from operations	1,859	(23)	610,797	(1,130,341)
Contract transactions
Net contract purchase payments	6,381	300	95,858	744,483
Transfer payments from (to) other subaccounts or general account	9,632	(1)	244,602	(1,809,337)
Contract terminations, withdrawals, and other deductions	(393)	—	(180,763)	(342,002)
Contract maintenance charges	—	—	(14)	—

Increase (decrease) in net assets from contract transactions	15,620	299	159,683	(1,406,856)

Net increase (decrease) in net assets	17,479	276	770,480	(2,537,197)
Net assets:
Beginning of the period	276	—	2,078,515	4,615,712

End of the period	$17,755	$276	$2,848,995	$2,078,515

See accompanying notes.

41

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Global Subaccount		Janus Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(18,439)	$27,191	$(41,062)	$(50,890)
Net realized capital gains (losses) on investments	(938,253)	(1,691,486)	(81,264)	(3,902,263)
Net change in unrealized appreciation/depreciation of investments	1,129,704	965,385	861,004	2,601,523

Increase (decrease) in net assets from operations	173,012	(698,910)	738,678	(1,351,630)
Contract transactions
Net contract purchase payments	19,049	69,623	82,395	146,003
Transfer payments from (to) other subaccounts or general account	(674,574)	(698)	127,111	(413,933)
Contract terminations, withdrawals, and other deductions	(126,558)	(429,681)	(271,415)	(646,068)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(782,083)	(360,756)	(61,909)	(913,998)

Net increase (decrease) in net assets	(609,071)	(1,059,666)	676,769	(2,265,628)
Net assets:
Beginning of the period	1,770,003	2,829,669	2,397,684	4,663,312

End of the period	$1,160,932	$1,770,003	$3,074,453	$2,397,684

See accompanying notes.

42

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	LKCM Strategic Total Return Subaccount		Asset Allocation - Moderate Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$12,182	$19,238	$(1,303)	$(1)
Net realized capital gains (losses) on investments	(20,012)	(111,111)	3,865	—
Net change in unrealized appreciation/depreciation of investments	187,297	(17,923)	23,156	(37)

Increase (decrease) in net assets from operations	179,467	(109,796)	25,718	(38)
Contract transactions
Net contract purchase payments	41,206	190,282	27,207	300
Transfer payments from (to) other subaccounts or general account	(520,279)	357,385	162,138	(2)
Contract terminations, withdrawals, and other deductions	(126,304)	(267,092)	(34,621)	—
Contract maintenance charges	(160)	—	(200)	—

Increase (decrease) in net assets from contract transactions	(605,537)	280,575	154,524	298

Net increase (decrease) in net assets	(426,070)	170,779	180,242	260
Net assets:
Beginning of the period	1,204,532	1,033,753	260	—

End of the period	$778,462	$1,204,532	$180,502	$260

See accompanying notes.

43

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Growth Subaccount		PBHG Mid Cap Growth Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(2,236)	$(261)	$(15,837)	$(10,681)
Net realized capital gains (losses) on investments	2,451	(43)	4,130	(196,044)
Net change in unrealized appreciation/depreciation of investments	43,046	3,513	280,896	(90,017)

Increase (decrease) in net assets from operations	43,261	3,209	269,189	(296,742)
Contract transactions
Net contract purchase payments	4,601	120,376	69,046	525,557
Transfer payments from (to) other subaccounts or general account	54,477	(3)	239,713	23,790
Contract terminations, withdrawals, and other deductions	(13,397)	—	(139,635)	(6,366)
Contract maintenance charges	—	—	(86)	—

Increase (decrease) in net assets from contract transactions	45,681	120,373	169,038	542,981

Net increase (decrease) in net assets	88,942	123,582	438,227	246,239
Net assets:
Beginning of the period	123,582	—	804,746	558,507

End of the period	$212,524	$123,582	$1,242,973	$804,746

See accompanying notes.

44

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(3,601)	$(3,726)	$(1,181)	$(19,255)
Net realized capital gains (losses) on investments	23,722	1,426	8,751	(628,124)
Net change in unrealized appreciation/depreciation of investments	24,847	43,482	27,182	69,282

Increase (decrease) in net assets from operations	44,968	41,182	34,752	(578,097)
Contract transactions
Net contract purchase payments	273,353	308,794	1,700	545,934
Transfer payments from (to) other subaccounts or general account	93,559	769,250	(137,241)	(2,176,423)
Contract terminations, withdrawals, and other deductions	(32,014)	(19,386)	(19,811)	(23,955)
Contract maintenance charges	(340)	(36)	(33)	(19)

Increase (decrease) in net assets from contract transactions	334,558	1,058,622	(155,385)	(1,654,463)

Net increase (decrease) in net assets	379,526	1,099,804	(120,633)	(2,232,560)
Net assets:
Beginning of the period	1,099,804	—	231,375	2,463,935

End of the period	$1,479,330	$1,099,804	$110,742	$231,375

See accompanying notes.

45

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(17,577)	$(5,223)	$(17,709)	$(16,808)
Net realized capital gains (losses) on investments	5,756	(41,806)	(81,000)	(58,412)
Net change in unrealized appreciation/depreciation of investments	376,655	(45,861)	333,040	(112,805)

Increase (decrease) in net assets from operations	364,834	(92,890)	234,331	(188,025)
Contract transactions
Net contract purchase payments	90,606	258,822	147,377	342,534
Transfer payments from (to) other subaccounts or general account	1,256,528	24,286	72,430	1,563,705
Contract terminations, withdrawals, and other deductions	(297,538)	(24,160)	(1,326,363)	(92,944)
Contract maintenance charges	(934)	(21)	(228)	(27)

Increase (decrease) in net assets from contract transactions	1,048,662	258,927	(1,106,784)	1,813,268

Net increase (decrease) in net assets	1,413,496	166,037	(872,453)	1,625,243
Net assets:
Beginning of the period	362,384	196,347	2,069,001	443,758

End of the period	$1,775,880	$362,384	$1,196,548	$2,069,001

See accompanying notes.

46

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$2,624	$10,019	$4,728	$(20,287)
Net realized capital gains (losses) on investments	(41,759)	3,777	269,664	51,464
Net change in unrealized appreciation/depreciation of investments	67,587	(40,620)	238,131	37,707

Increase (decrease) in net assets from operations	28,452	(26,824)	512,523	68,884
Contract transactions
Net contract purchase payments	20,753	151,058	226,925	306,921
Transfer payments from (to) other subaccounts or general account	(2,982)	284,892	134,206	1,018,778
Contract terminations, withdrawals, and other deductions	(231,632)	(39,170)	(131,502)	(1,457,423)
Contract maintenance charges	(369)	(54)	(365)	—

Increase (decrease) in net assets from contract transactions	(214,230)	396,726	229,264	(131,724)

Net increase (decrease) in net assets	(185,778)	369,902	741,787	(62,840)
Net assets:
Beginning of the period	369,902	—	1,216,847	1,279,687

End of the period	$184,124	$369,902	$1,958,634	$1,216,847

See accompanying notes.

47

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount		AllianceBernstein Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(2,230)	$(3,283)	$(2,412)	$(2,030)
Net realized capital gains (losses) on investments	(9,423)	(75,559)	3,341	(31,049)
Net change in unrealized appreciation/depreciation of investments	46,622	(38,004)	44,005	(12,071)

Increase (decrease) in net assets from operations	34,969	(116,846)	44,934	(45,150)
Contract transactions
Net contract purchase payments	2,988	69,803	50,329	35,768
Transfer payments from (to) other subaccounts or general account	(1,943)	102,976	145,608	118,623
Contract terminations, withdrawals, and other deductions	(109,569)	(13,854)	(116,095)	(5,485)
Contract maintenance charges	(145)	—	(611)	—

Increase (decrease) in net assets from contract transactions	(108,669)	158,925	79,231	148,906

Net increase (decrease) in net assets	(73,700)	42,079	124,165	103,756
Net assets:
Beginning of the period	181,141	139,062	132,746	28,990

End of the period	$107,441	$181,141	$256,911	$132,746

See accompanying notes.

48

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AllianceBernstein Technology Subaccount		AllianceBernstein Premier Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(806)	$(494)	$(341)	$(214)
Net realized capital gains (losses) on investments	(1,858)	(1,884)	(569)	(585)
Net change in unrealized appreciation/ depreciation of investments	21,576	(16,562)	5,813	(4,053)

Increase (decrease) in net assets from operations	18,912	(18,940)	4,903	(4,852)
Contract transactions
Net contract purchase payments	17,770	17,134	10,467	—
Transfer payments from (to) other subaccounts or general account	14,611	17,534	15,487	(344)
Contract terminations, withdrawals, and other deductions	(4,750)	(3,607)	(2,769)	—
Contract maintenance charges	(21)	—	—	—

Increase (decrease) in net assets from contract transactions	27,610	31,061	23,185	(344)

Net increase (decrease) in net assets	46,522	12,121	28,088	(5,196)
Net assets:
Beginning of the period	27,150	15,029	11,124	16,320

End of the period	$73,672	$27,150	$39,212	$11,124

See accompanying notes.

49

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Dreyfus - Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc. Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$22,945	$103,360	$(360)	$(500)
Net realized capital gains (losses) on investments	46,113	(124,740)	(3,320)	(6,507)
Net change in unrealized appreciation/ depreciation of investments	(25,043)	73,471	8,782	(5,385)

Increase (decrease) in net assets from operations	44,015	52,091	5,102	(12,392)
Contract transactions
Net contract purchase payments	17,372	1,380,949	2,400	3,500
Transfer payments from (to) other subaccounts or general account	(252,715)	(1,299,585)	(1,061)	(3,871)
Contract terminations, withdrawals, and other deductions	(1,330,018)	(39,948)	(10,044)	(684)
Contract maintenance charges	(324)	(31)	—	—

Increase (decrease) in net assets from contract transactions	(1,565,685)	41,385	(8,705)	(1,055)

Net increase (decrease) in net assets	(1,521,670)	93,476	(3,603)	(13,447)
Net assets:
Beginning of the period	2,085,069	1,991,593	28,546	41,993

End of the period	$563,399	$2,085,069	$24,943	$28,546

See accompanying notes.

50

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Dreyfus VIF - Appreciation Bond Subaccount		Seligman Global Technology Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(3,880)	$(9,967)	$(732)	$(844)
Net realized capital gains (losses) on investments	(10,291)	(476,528)	(5,868)	(6,497)
Net change in unrealized appreciation/ depreciation of investments	335,456	(17,465)	20,812	(16,110)

Increase (decrease) in net assets from operations	321,285	(503,960)	14,212	(23,451)
Contract transactions
Net contract purchase payments	159,779	1,266,240	1,809	8,528
Transfer payments from (to) other subaccounts or general account	(58,884)	(926,172)	8,545	(3,750)
Contract terminations, withdrawals, and other deductions	(73,946)	(13,002)	(11,471)	(5,124)
Contract maintenance charges	(15)	—	—	—

Increase (decrease) in net assets from contract transactions	26,934	327,066	(1,117)	(346)

Net increase (decrease) in net assets	348,219	(176,894)	13,095	(23,797)
Net assets:
Beginning of the period	1,663,289	1,840,183	41,232	65,029

End of the period	$2,011,508	$1,663,289	$54,327	$41,232

See accompanying notes.

51

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(703)	$(1,700)	$(1,071)	$(1,451)
Net realized capital gains (losses) on investments	2,829	(136,986)	(39,878)	(14,957)
Net change in unrealized appreciation/ depreciation of investments	14,694	20,553	61,079	(25,243)

Increase (decrease) in net assets from operations	16,820	(118,133)	20,130	(41,651)
Contract transactions
Net contract purchase payments	14,103	156,046	3,948	19,011
Transfer payments from (to) other subaccounts or general account	29,332	(154,235)	82,564	249
Contract terminations, withdrawals, and other deductions	(10,727)	(1,225)	(44,600)	(5,010)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	32,708	586	41,912	14,250

Net increase (decrease) in net assets	49,528	(117,547)	62,042	(27,401)
Net assets:
Beginning of the period	25,340	142,887	81,287	108,688

End of the period	$74,868	$25,340	$143,329	$81,287

See accompanying notes.

52

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Equity Index Subaccount		Mid-Cap Index Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(10,202)	$(6,046)	$(13,054)	$(1,889)
Net realized capital gains (losses) on investments	37,989	(84,268)	25,156	(1,430)
Net change in unrealized appreciation/depreciation of investments	492,795	(15,350)	439,951	2,601

Increase (decrease) in net assets from operations	520,582	(105,664)	452,053	(718)
Contract transactions
Net contract purchase payments	627,428	386,580	385,428	130,140
Transfer payments from (to) other subaccounts or general account	867,073	780,384	646,670	567,551
Contract terminations, withdrawals, and other deductions	(70,515)	(161,655)	(39,071)	(348)
Contract maintenance charges	(736)	(24)	(754)	—

Increase (decrease) in net assets from contract transactions	1,423,250	1,005,285	992,273	697,343

Net increase (decrease) in net assets	1,943,832	899,621	1,444,326	696,625
Net assets:
Beginning of the period	899,621	—	696,625	—

End of the period	$2,843,453	$899,621	$2,140,951	$696,625

See accompanying notes.

53

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	REIT Index Subaccount		Short-Term Corporate Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(375)	$(340)	$57,242	$(7,376)
Net realized capital gains (losses) on investments	5,561	(46)	10,211	1,527
Net change in unrealized appreciation/depreciation of investments	138,204	692	(17,734)	58,695

Increase (decrease) in net assets from operations	143,390	306	49,719	52,846
Contract transactions
Net contract purchase payments	112,955	73,011	565,043	358,569
Transfer payments from (to) other subaccounts or general account	494,704	19,863	(561,228)	2,277,181
Contract terminations, withdrawals, and other deductions	(9,129)	(187)	(94,080)	(25,395)
Contract maintenance charges	(604)	—	(608)	(43)

Increase (decrease) in net assets from contract transactions	597,926	92,687	(90,873)	2,610,312

Net increase (decrease) in net assets	741,316	92,993	(41,154)	2,663,158
Net assets:
Beginning of the period	92,993	—	2,663,158	—

End of the period	$834,309	$92,993	$2,622,004	$2,663,158

See accompanying notes.

54

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Total Bond Market Index Subaccount
	2003	2002(1)
Operations
Net investment income (loss)	$3,227	$(564)
Net realized capital gains (losses) on investments	(256)	190
Net change in unrealized appreciation/depreciation of investments	14,446	3,594

Increase (decrease) in net assets from operations	17,417	3,220
Contract transactions
Net contract purchase payments	535,774	101,179
Transfer payments from (to) other subaccounts or general account	992,896	16,991
Contract terminations, withdrawals, and other deductions	(16,240)	(2,307)
Contract maintenance charges	(2,106)	—

Increase (decrease) in net assets from contract transactions	1,510,324	115,863

Net increase (decrease) in net assets	1,527,741	119,083
Net assets:
Beginning of the period	119,083	—

End of the period	$1,646,824	$119,083

See accompanying notes.

55

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

Wanger International Small Cap

Gartmore Global Asset Management Trust:

Gartmore GVIT Developing Markets Fund

Strong Variable Insurance Funds, Inc.:

Strong Multi Cap Value Fund II

SteinRoe Variable Investment Trust:

Liberty Small Company Growth Fund, Variable Series-Class A

Credit Suisse Trust:

Credit Suisse-International Focus Portfolio

Credit Suisse-Small Cap Growth Portfolio

AEGON/Transamerica Series Fund, Inc. - Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

Alger Aggressive Growth-Initial Class

American Century International-Initial Class

Clarion Real Estate Securities-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Dreyfus Small Cap Value-Initial Class

GE U.S. Equity-Iniital Class

Great Companies - AmericaSM - Initial Class

Templeton Great Companies Global-Initial Class

Great Companies - TechnologySM - Initial Class

J.P. Morgan Enhanced Index-Initial Class

Janus Global

Janus Growth-Initial Class

LKCM Strategic Total Return-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

PBHG Mid Cap Growth-Initial Class

PIMCO Total Return-Initial Class

Salomon All Cap-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Emerging Growth-Initial Class

56

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Technology Portfolio-Class B

AllianceBernstein Premier Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Bond Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Corporate Portfolio

Vanguard-Total Bond Market Index Portfolio

57

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation - Growth	May 1, 2002
American Century International	May 1, 2002
Asset Allocation - Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation - Moderate Growth	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Vanguard - Equity Index	May 1, 2002
Vanguard - Mid-Cap Index	May 1, 2002
Vanguard - REIT Index	May 1, 2002
Vanguard - Short Term Corporate	May 1, 2002
Vanguard - Total Bond Market Index	May 1, 2002
Great Companies - AmericaSM	July 1, 2002
Templeton Great Companies Global	July 1, 2002
Great Companies - TechnologySM	July 1, 2002
GE U.S. Equity	June 18, 2001
PBHG Mid Cap Growth	June 18, 2001
Salomon All Cap	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerica Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
GE U.S. Equity	June 18, 2001
PBHG Mid Cap Growth	June 18, 2001
Salomon All Cap	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerica Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Technology	June 18, 2001
AllianceBernstein Premier Growth	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Seligman Global Technology	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Capital	June 18, 2001

58

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Federated Capital Income Fund II	Federated Utility Fund II
Gartmore GVIT Developing Markets Fund	Montgomery Variable Series: Emerging Markets Fund
Liberty Small Company Growth Fund, Variable Series-Class A	Stein Roe Small Company Growth Fund, Variable Series
Asset Allocation-Growth Portfolio-Initial Class	Aggressive Asset Allocation
Asset Allocation-Conservative Portfolio-Initial Class	Conservative Asset Allocation
Asset Allocation-Moderate Portfolio-Initial Class	Moderate Asset Allocation
Asset Allocation-Moderate Growth Portfolio-Initial Class	Moderately Aggressive Asset Allocation
Templeton Great Companies Global-Initial Class	Great Companies - Global2
AllianceBernstein Growth Portfolio-Class B	Alliance Growth Portfolio
AllianceBernstein Technology Portfolio-Class B	Alliance Technology Portfolio
AllianceBernstein Premier Growth Portfolio-Class B	Alliance Premier Growth Portfolio

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

The Dreyfus Small Cap Value Subaccount is only available to contract owners that held an investment in this subaccount on July 1, 2002.

Effective October 18, 2002, the Montgomery Variable Series: Growth Subaccount is no longer available to contract owners.

Effective February 28, 2003, the Strong International Stock Subaccount is no longer available to contract owners.

Effective April 30,2003, Gabelli Global Growth merged into American Century International.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2003.

Realized capital gains and losses from sales of shares in the Series Fund are determined on a first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

59

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$1,100,218	$1,934,214
Federated Capital Income Fund II	87,714	91,371
Federated Prime Money Fund II	21,666,372	25,187,014
Federated High Income Bond Fund II	11,850,880	10,985,667
Federated Fund for U.S. Government Securities II	3,891,825	3,777,684
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	957,299	2,027,542
Wanger International Small Cap	913,173	1,194,071
Gartmore Global Asset Management Trust:
Gartmore GVIT Developing Markets Fund	1,442,672	1,424,746
Strong Variable Insurance Funds, Inc.:
Strong International Stock Fund II	12,399	142,496
Strong Multi Cap Value Fund II	358,840	1,970,018
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	671,599	488,140
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	1,750,675	2,925,923
Credit Suisse-Small Cap Growth Portfolio	234,590	164,817
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	0	296
Alger Aggressive Growth-Initial Class	179,692	232,360
American Century International-Initial Class	3,947,178	4,154,901
Clarion Real Estate Securities-Initial Class	382,065	1,258,948
Asset Allocation-Conservative Portfolio-Initial Class	81,841	2,341
Dreyfus Small Cap Value-Initial Class	161,541	536,148
Gabelli Global Growth - Initial Class	102,170	574,968
GE U.S. Equity-Initial Class	148,356	375,100
Great Companies - AmericaSM - Initial Class	303	1,582
Templeton Great Companies Global-Initial Class	6,554	743
Great Companies - TechnologySM - Initial Class	15,998	456
J.P. Morgan Enhanced Index-Initial Class	454,624	317,525
Janus Global	42,143	842,626
Janus Growth-Initial Class	542,173	645,034
LKCM Strategic Total Return-Initial Class	108,982	702,315

60

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Asset Allocation-Moderate Portfolio-Initial Class	$180,588	$27,365
Asset Allocation-Moderate Growth Portfolio-Initial Class	57,628	14,179
PBHG Mid Cap Growth-Initial Class	394,872	241,643
PIMCO Total Return-Initial Class	621,445	287,480
Salomon All Cap-Initial Class	14,220	170,776
Transamerica Equity-Initial Class	1,436,614	405,489
Transamerica Growth Opportunities-Initial Class	398,690	1,523,151
Transamerica Value Balanced-Initial Class	29,825	241,428
Van Kampen Active International Allocation-Initial Class	3,819,861	3,585,834
Van Kampen Emerging Growth-Initial Class	14,898	125,789
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	199,193	122,369
AllianceBernstein Technology Portfolio-Class B	32,390	5,581
AllianceBernstein Premier Growth Portfolio-Class B	26,376	3,532
Dreyfus Investment Portfolios - Service Class:
Dreyfus-Core Bond Portfolio-Service Class	224,784	1,756,924
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	4,284	13,348
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Bond Portfolio-Service Class	297,251	274,135
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	10,337	12,182
Seligman Communications and Information Portfolio-Class 2 Shares	44,795	12,781
Seligman Capital Portfolio-Class 2 Shares	86,465	45,616
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	1,584,797	136,352
Vanguard-Mid-Cap Index Portfolio	1,075,549	73,620
Vanguard-REIT Index Portfolio	613,659	11,216
Vanguard-Short-Term Corporate Portfolio	1,305,695	1,339,340
Vanguard-Total Bond Market Index Portfolio	1,627,492	113,948

61

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at January 1, 2002	3,363,907	366,685	7,847,810	788,581	5,147,250
Units purchased	1,428,078	516	23,034,330	200,233	1,986,099
Units redeemed and transferred	(62,255)	(185,515)	(23,770,056)	794,849	(1,758,067)

Units outstanding at December 31, 2002	4,729,730	181,686	7,112,084	1,783,663	5,375,282
Units purchased	292,250	1,655	4,221,725	3,868,960	316,508
Units redeemed and transferred	(1,475,294)	(19,676)	(7,617,204)	(2,921,428)	(486,919)

Units outstanding at December 31, 2003	3,546,686	163,665	3,716,605	2,731,195	5,204,871

	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Montgomery Variable Series: Growth Subaccount(1)	Gartmore GVIT Developing Markets Subaccount	Strong International Stock Subaccount(1)
Units outstanding at January 1, 2002	1,289,815	1,443,847	1,310,145	145,826	175,832
Units purchased	417,010	400,506	300,305	48,518	209,842
Units redeemed and transferred	1,898,423	(389,550)	(1,610,450)	(64,295)	(181,431)

Units outstanding at December 31, 2002	3,605,248	1,454,803	—	130,049	204,243
Units purchased	334,715	91,530	—	1,054	139
Units redeemed and transferred	(1,755,444)	(482,982)	—	26,590	(204,382)

Units outstanding at December 31, 2003	2,184,519	1,063,351	—	157,693	—

62

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount(1)
Units outstanding at January 1, 2002	3,215,421	132,109	1,484,511	1,762,769	—
Units purchased	947,671	81,461	428,635	60,085	303
Units redeemed and transferred	(157,324)	(58,283)	33,327	(285,067)	(3)

Units outstanding at December 31, 2002	4,005,768	155,287	1,946,473	1,537,787	300
Units purchased	45,967	86,034	228,573	20,572	—
Units redeemed and transferred	(2,334,958)	166,565	(1,851,445)	118,594	(300)

Units outstanding at December 31, 2003	1,716,777	407,886	323,601	1,676,953	—

	Alger Aggressive Growth Subaccount	American Century International Subaccount(1)	Clarion Real Estate Securities Subaccount	Asset Allocation - Conservative Subaccount(1)	Dreyfus Small Cap Value Subaccount
Units outstanding at January 1, 2002	1,524,351	—	540,975	—	4,210,926
Units purchased	61,018	169,509	236,348	81,853	572,573
Units redeemed and transferred	(741,324)	1,393,635	825,720	(3)	(2,972,974)

Units outstanding at December 31, 2002	844,045	1,563,144	1,603,043	81,850	1,810,525
Units purchased	74,242	198,675	88,945	44,302	34,637
Units redeemed and transferred	(155,113)	(412,309)	(947,344)	40,453	(421,817)

Units outstanding at December 31, 2003	763,174	1,349,510	744,643	166,604	1,423,344

63

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Gabelli Global Growth Subaccount(1)	GE U.S. Equity Subaccount	Great Companies - AmericaSM Subaccount(1)	Templeton Great Companies Global Subaccount(1)	Great Companies - TechnologySM Subaccount(1)
Units outstanding at January 1, 2002	695,831	241,591	—	—	—
Units purchased	746,808	831,911	92,539	12,389	303
Units redeemed and transferred	(841,338)	(124,722)	(28,588)	(3)	(3)

Units outstanding at December 31, 2002	601,301	948,780	63,951	12,386	300
Units purchased	7,267	112,991	0	5,976	5,476
Units redeemed and transferred	(608,568)	(383,416)	(573)	342	7,202

Units outstanding at December 31, 2003	—	678,355	63,378	18,704	12,978

	J.P. Morgan Enhanced Index Subaccount	Janus Global Subaccount	Janus Growth Subaccount	LKCM Strategic Total Return Subaccount	Asset Allocation - Moderate Subaccount(1)
Units outstanding at January 1, 2002	4,587,274	2,950,184	6,874,959	1,070,555	—
Units purchased	873,184	84,924	260,365	759,471	303
Units redeemed and transferred	(2,683,916)	(503,002)	(2,039,969)	(438,214)	(3)

Units outstanding at December 31, 2002	2,776,542	2,532,106	5,095,355	1,391,812	300
Units purchased	120,970	26,036	133,840	46,667	64,036
Units redeemed and transferred	97,816	(1,190,464)	(262,208)	(689,693)	104,685

Units outstanding at December 31, 2003	2,995,328	1,367,677	4,966,986	748,787	169,021

64

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Asset Allocation - Moderate Growth Subaccount(1)	PBHG Mid Cap Growth Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2002	—	632,912	—	2,539,078	205,745
Units purchased	147,190	721,217	304,773	592,059	345,692
Units redeemed and transferred	(3)	(61,982)	740,845	(2,809,749)	(55,813)

Units outstanding at December 31, 2002	147,187	1,292,147	1,045,618	321,388	495,624
Units purchased	4,868	112,338	256,404	2,379	112,705
Units redeemed and transferred	49,881	176,573	58,168	(208,225)	1,268,828

Units outstanding at December 31, 2003	201,936	1,581,058	1,360,190	115,542	1,877,157

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount(1)	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount
Units outstanding at January 1, 2002	390,004	—	1,453,993	159,977	31,724
Units purchased	333,196	245,955	379,419	111,107	74,786
Units redeemed and transferred	1,429,718	171,477	(151,526)	44,827	98,937

Units outstanding at December 31, 2002	2,152,918	417,432	1,681,886	315,911	205,447
Units purchased	156,924	22,837	324,879	9,462	71,942
Units redeemed and transferred	(1,347,121)	(264,780)	55,652	(176,862)	22,076

Units outstanding at December 31, 2003	962,721	175,489	2,062,417	148,511	299,465

65

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	AllianceBernstein Technology Subaccount	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF - Appreciation Bond Subaccount
Units outstanding at January 1, 2002	16,447	17,501	1,978,952	46,459	1,927,309
Units purchased	19,242	—	1,393,003	32,207	1,449,224
Units redeemed and transferred	16,140	—	(1,403,571)	(33,449)	(1,249,847)

Units outstanding at December 31, 2002	51,829	17,501	1,968,384	45,217	2,126,686
Units purchased	33,686	15,338	19,332	3,532	212,184
Units redeemed and transferred	13,815	17,918	(1,483,886)	(16,876)	(178,864)

Units outstanding at December 31, 2003	99,330	50,757	503,830	31,873	2,160,006

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount(1)	Mid-Cap Index Subaccount(1)
Units outstanding at January 1, 2002	71,941	144,830	113,942	—	—
Units purchased	9,695	185,129	23,356	477,991	162,438
Units redeemed and transferred	(13,705)	(289,065)	(7,883)	629,825	716,222

Units outstanding at December 31, 2002	67,931	40,894	129,415	1,107,816	878,660
Units purchased	2,694	20,836	5,370	769,666	476,359
Units redeemed and transferred	(3,801)	23,385	35,721	889,738	689,704

Units outstanding at December 31, 2003	66,824	85,114	170,506	2,767,220	2,044,723

66

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	REIT Index Subaccount(1)	Short-Term Corporate Subaccount(1)	Total Bond Market Index Subaccount(1)
Units outstanding at January 1, 2002	—	—	—
Units purchased	77,986	350,708	98,194
Units redeemed and transferred	21,454	2,210,192	14,582

Units outstanding at December 31, 2002	99,440	2,560,900	112,776
Units purchased	108,196	536,331	501,859
Units redeemed and transferred	460,908	(626,498)	906,778

Units outstanding at December 31, 2003	668,543	2,470,733	1,521,413

67

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2003	3,546,686	$0.94 to $0.94	$3,629,279	1.35%	1.45% to 1.60%	25.87% to 25.68%
	12/31/2002	4,729,730	0.75 to 0.75	3,754,438	0.98	1.45 to 1.60	(21.36) to (21.47)
	12/31/2001	3,363,907	0.95 to 0.95	3,444,662	1.14	1.45 to 1.60	(4.97) to (5.04)
Federated Capital Income
	12/31/2003	163,665	0.81 to 0.81	119,845	6.64	1.45 to 1.60	18.95 to 18.77
	12/31/2002	181,686	0.68 to 0.68	112,692	5.96	1.45 to 1.60	(25.04) to (25.15)
	12/31/2001	366,685	0.91 to 0.91	300,231	3.08	1.45 to 1.60	(9.26) to (9.33)
Federated Prime Money
	12/31/2003	3,716,605	1.00 to 1.00	3,901,918	0.69	1.45 to 1.60	(0.76) to (0.90)
	12/31/2002	7,112,084	1.01 to 1.00	7,422,565	1.45	1.45 to 1.60	(0.08) to (0.22)
	12/31/2001	7,847,810	1.01 to 1.01	8,363,901	3.23	1.45 to 1.60	0.73 to 0.65
Federated High Income Bond
	12/31/2003	2,731,195	1.19 to 1.18	3,185,955	3.76	1.45 to 1.60	20.47 to 20.29
	12/31/2002	1,783,663	0.99 to 0.98	1,706,220	8.19	1.45 to 1.60	(0.06) to (0.21)
	12/31/2001	788,581	0.99 to 0.99	752,720	10.18	1.45 to 1.60	(1.28) to (1.36)
Federated Fund for U.S. Government Securities II
	12/31/2003	5,204,871	1.12 to 1.11	6,184,620	3.48	1.45 to 1.60	0.90 to 0.75
	12/31/2002	5,375,282	1.11 to 1.10	6,180,604	3.50	1.45 to 1.60	7.49 to 7.33
	12/31/2001	5,147,250	1.03 to 1.03	5,610,315	3.53	1.45 to 1.60	2.83 to 2.75
Wanger U.S. Smaller Companies
	12/31/2003	2,184,519	1.17 to 1.16	2,856,735	0.00	1.45 to 1.60	41.18 to 40.97
	12/31/2002	3,605,248	0.83 to 0.83	3,170,716	0.00	1.45 to 1.60	(18.00) to (18.12)
	12/31/2001	1,289,815	1.01 to 1.01	1,410,416	0.04	1.45 to 1.60	0.91 to 0.83
Wanger International Small Cap
	12/31/2003	1,063,351	1.06 to 1.05	1,579,979	0.29	1.45 to 1.60	46.74 to 46.52
	12/31/2002	1,454,803	0.72 to 0.72	1,357,473	0.00	1.45 to 1.60	(15.06) to (15.19)
	12/31/2001	1,443,847	0.85 to 0.85	1,620,655	0.00	1.45 to 1.60	(15.11) to (15.17)

68

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Gartmore GVIT Developing Markets
	12/31/2003	157,693	$1.35 to $1.35	$236,354	0.08%	1.45% to 1.60%	57.42% to 57.19%
	12/31/2002	130,049	0.86 to 0.86	121,851	0.08	1.45 to 1.60	(10.98) to (11.11)
	12/31/2001	145,826	0.97 to 0.97	160,528	0.00	1.45 to 1.60	(3.32) to (3.39)
Strong Multi Cap Value
	12/31/2003	1,716,777	1.00 to 1.00	2,054,838	0.09	1.45 to 1.60	36.42 to 36.22
	12/31/2002	4,005,768	0.73 to 0.73	3,207,461	0.48	1.45 to 1.60	(24.26) to (24.37)
	12/31/2001	3,215,421	0.97 to 0.97	3,429,911	0.01	1.45 to 1.60	(3.02) to (3.10)
Liberty Small Company Growth
	12/31/2003	407,886	1.02 to 1.01	437,280	0.00	1.45 to 1.60	42.06 to 41.86
	12/31/2002	155,287	0.72 to 0.72	140,844	0.00	1.45 to 1.60	(25.37) to (25.48)
	12/31/2001	132,109	0.96 to 0.96	169,938	0.00	1.45 to 1.60	(3.94) to (4.02)
Credit Suisse - International Focus
	12/31/2003	323,601	0.96 to 0.96	306,280	0.71	1.45 to 1.60	31.19 to 31.00
	12/31/2002	1,946,473	0.73 to 0.73	1,426,334	0.00	1.45 to 1.60	(21.21) to (21.33)
	12/31/2001	1,484,511	0.93 to 0.93	1,378,540	0.00	1.45 to 1.60	(6.72) to (6.79)
Credit Suisse - Small Cap Growth
	12/31/2003	1,676,953	0.99 to 0.98	2,014,246	0.00	1.45 to 1.60	46.43 to 46.21
	12/31/2002	1,537,787	0.67 to 0.67	1,296,384	0.00	1.45 to 1.60	(34.64) to (34.74)
	12/31/2001	1,762,769	1.03 to 1.03	2,276,780	0.00	1.45 to 1.60	3.21 to 3.12
Asset Allocation - Growth
	12/31/2003	0	1.04 to 1.04	—	0.00	1.45 to 1.60	28.93 to 28.74
	12/31/2002 (1)	300	0.81 to 0.80	241	0.00	1.45 to 1.60	(19.49) to (19.57)
Alger Aggressive Growth
	12/31/2003	763,174	0.81 to 0.80	556,858	0.00	1.45 to 1.60	33.05 to 32.86
	12/31/2002	844,045	0.61 to 0.61	459,852	0.00	1.45 to 1.60	(35.34) to (35.43)
	12/31/2001	1,524,351	0.94 to 0.94	1,273,690	0.00	1.45 to 1.60	(6.21) to (6.29)
American Century International
	12/31/2003	1,349,510	0.98 to 0.97	1,317,742	0.00	1.45 to 1.60	23.50 to 23.32
	12/31/2002 (1)	1,563,144	0.79 to 0.79	1,236,317	0.78	1.45 to 1.60	(20.91) to (20.99)
Clarion Real Estate Securities
	12/31/2003	744,643	1.41 to 1.40	1,180,339	2.00	1.45 to 1.60	33.80 to 33.60
	12/31/2002	1,603,043	1.05 to 1.05	1,781,044	2.30	1.45 to 1.60	2.12 to 1.97
	12/31/2001	540,975	1.03 to 1.03	624,625	2.22	1.45 to 1.60	3.10 to 3.02

69

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Conservative
	12/31/2003		166,604	$1.09 to $1.08	$181,004	0.11%	1.45% to 1.60%	21.16% to 20.98%
	12/31/2002	(1)	81,850	0.90 to 0.90	73,394	0.00	1.45 to 1.60	(10.33) to (10.42)
Dreyfus Small Cap Value
	12/31/2003		1,423,344	1.15 to 1.15	2,924,588	0.00	1.45 to 1.60	88.11 to 87.83
	12/31/2002		1,810,525	0.61 to 0.61	1,844,222	16.31	1.45 to 1.60	(40.33) to (40.42)
	12/31/2001		4,210,926	1.02 to 1.02	5,645,815	0.00	1.45 to 1.60	2.42 to 2.34
GE U.S. Equity
	12/31/2003		678,355	0.91 to 0.91	616,136	0.57	1.45 to 1.60	21.20 to 21.02
	12/31/2002		948,780	0.75 to 0.75	711,252	0.61	1.45 to 1.60	(20.95) to (21.06)
	12/31/2001	(1)	241,591	0.95 to 0.95	229,140	0.42	1.45 to 1.60	(5.15) to (5.22)
Great Companies - AmericaSM
	12/31/2003		63,378	1.18 to 1.17	74,581	0.46	1.45 to 1.60	22.89 to 22.71
	12/31/2002	(1)	63,951	0.96 to 0.96	61,238	0.33	1.45 to 1.60	(4.24) to (4.31)
Templeton Great Companies Global
	12/31/2003		18,704	1.17 to 1.17	21,831	0.14	1.45 to 1.60	24.92 to 24.73
	12/31/2002	(1)	12,386	0.94 to 0.94	11,586	3.06	1.45 to 1.60	(6.38) to (6.45)
Great Companies - TechnologySM
	12/31/2003		12,978	1.37 to 1.36	17,755	0.00	1.45 to 1.60	48.80 to 48.58
	12/31/2002	(1)	300	0.92 to 0.92	276	0.00	1.45 to 1.60	(8.06) to (8.13)
J.P. Morgan Enhanced Index
	12/31/2003		2,995,328	0.89 to 0.88	2,848,995	0.54	1.45 to 1.60	27.10 to 26.91
	12/31/2002		2,776,542	0.70 to 0.70	2,078,515	0.32	1.45 to 1.60	(25.67) to (25.78)
	12/31/2001		4,587,274	0.94 to 0.94	4,615,712	0.61	1.45 to 1.60	(6.02) to (6.10)
Janus Global
	12/31/2003		1,367,677	0.85	1,160,932	0.00	1.50	21.43
	12/31/2002		2,532,106	0.70	1,770,003	2.66	1.50	(27.12)
	12/31/2001		2,950,184	0.96	2,829,669	0.92	1.50	(23.99)
Janus Growth
	12/31/2003		4,966,986	0.79 to 0.78	3,074,453	0.00	1.45 to 1.60	30.11 to 29.91
	12/31/2002		5,095,355	0.60 to 0.60	2,397,684	0.00	1.45 to 1.60	(30.93) to (31.03)
	12/31/2001		6,874,959	0.87 to 0.87	4,663,312	0.00	1.45 to 1.60	(12.54) to (12.61)
LKCM Strategic Total Return
	12/31/2003		748,787	1.06 to 1.06	778,462	2.67	1.45 to 1.60	20.86 to 20.69
	12/31/2002		1,391,812	0.88 to 0.88	1,204,532	3.33	1.45 to 1.60	(11.83) to (11.96)
	12/31/2001		1,070,555	1.00 to 1.00	1,033,753	0.47	1.45 to 1.60	(0.12) to (0.20)

70

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Moderate
	12/31/2003		169,021	$1.07 to $1.07	$180,502	0.12%	1.45% to 1.60%	23.08% to 22.90%
	12/31/2002	(1)	300	0.87 to 0.87	260	0.00	1.45 to 1.60	(13.18) to (13.27)
Asset Allocation - Moderate Growth
	12/31/2003		201,936	1.05 to 1.05	212,524	0.15	1.45 to 1.60	25.35 to 25.17
	12/31/2002	(1)	147,187	0.84 to 0.84	123,582	0.00	1.45 to 1.60	(16.04) to (16.12)
PBHG Mid Cap Growth
	12/31/2003		1,581,058	0.79 to 0.78	1,242,973	0.00	1.45 to 1.60	26.25 to 26.06
	12/31/2002		1,292,147	0.62 to 0.62	804,746	0.00	1.45 to 1.60	(29.42) to (29.53)
	12/31/2001	(1)	632,912	0.88 to 0.88	558,507	0.00	1.45 to 1.60	(11.75) to (11.82)
PIMCO Total Return
	12/31/2003		1,360,190	1.09 to 1.08	1,479,330	1.16	1.45 to 1.60	3.40 to 3.25
	12/31/2002	(1)	1,045,618	1.05 to 1.05	1,099,804	0.00	1.45 to 1.60	5.18 to 5.08
Salomon All Cap
	12/31/2003		115,542	0.96 to 0.96	110,742	0.34	1.45 to 1.60	33.22 to 33.03
	12/31/2002		321,388	0.72 to 0.72	231,375	0.21	1.45 to 1.60	(25.79) to (25.90)
	12/31/2001	(1)	2,539,078	0.97 to 0.97	2,463,935	1.97	1.45 to 1.60	(2.96) to (3.04)
Transamerica Equity
	12/31/2003		1,877,157	0.95 to 0.94	1,775,880	0.00	1.45 to 1.60	29.35 to 29.16
	12/31/2002		495,624	0.73 to 0.73	362,384	0.00	1.45 to 1.60	(23.35) to (23.47)
	12/31/2001	(1)	205,745	0.95 to 0.95	196,348	0.00	1.45 to 1.60	(4.54) to (4.62)
Transamerica Growth Opportunities
	12/31/2003		962,721	1.24 to 1.24	1,196,548	0.00	1.45 to 1.60	29.34 to 29.15
	12/31/2002		2,152,918	0.96 to 0.96	2,069,001	0.00	1.45 to 1.60	(15.54) to (15.66)
	12/31/2001	(1)	390,004	1.14 to 1.14	443,757	0.00	1.45 to 1.60	13.78 to 13.69
Transamerica Value Balanced
	12/31/2003		175,489	1.05 to 1.05	184,124	2.64	1.45 to 1.60	18.44 to 18.27
	12/31/2002	(1)	417,432	0.89 to 0.89	369,902	4.29	1.45 to 1.60	(11.38) to (11.47)
Van Kampen Active International Allocation
	12/31/2003		2,062,417	0.98 to 0.98	1,958,634	1.87	1.45 to 1.60	30.91 to 30.72
	12/31/2002		1,681,886	0.75 to 0.75	1,216,847	0.20	1.45 to 1.60	(18.16) to (18.28)
	12/31/2001		1,453,993	0.92 to 0.92	1,279,687	0.00	1.45 to 1.60	(8.19) to (8.26)

71

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Emerging Growth
	12/31/2003		148,511	$0.72 to $0.72	$107,441	0.00	1.45% to 1.60%	26.32% to 26.14%
	12/31/2002		315,911	0.57 to 0.57	181,141	0.09	1.45 to 1.60	(34.02) to (34.12)
	12/31/2001	(1)	159,977	0.87 to 0.87	139,062	0.00	1.45 to 1.60	(13.05) to (13.12)
AllianceBernstein Growth
	12/31/2003		299,465	0.86 to 0.85	256,911	0.00	1.45 to 1.60	32.78 to 32.58
	12/31/2002		205,447	0.65 to 0.64	132,746	0.00	1.45 to 1.60	(29.29) to (29.40)
	12/31/2001	(1)	31,724	0.91 to 0.91	28,989	0.00	1.45 to 1.60	(8.62) to (8.69)
AllianceBernstein Technology
	12/31/2003		99,330	0.74 to 0.74	73,672	0.00	1.45 to 1.60	41.74 to 41.53
	12/31/2002		51,829	0.52 to 0.52	27,150	0.00	1.45 to 1.60	(42.64) to (42.73)
	12/31/2001	(1)	16,447	0.91 to 0.91	15,029	0.00	1.45 to 1.60	(8.56) to (8.63)
AllianceBernstein Premier Growth
	12/31/2003		50,757	0.77 to 0.77	39,212	0.00	1.45 to 1.60	21.60 to 21.43
	12/31/2002		17,501	0.64 to 0.63	11,124	0.00	1.45 to 1.60	(31.83) to (31.93)
	12/31/2001	(1)	17,501	0.93 to 0.93	16,320	0.00	1.45 to 1.60	(6.74) to (6.82)
Dreyfus - Core Bond
	12/31/2003		503,830	1.12 to 1.11	563,399	3.80	1.45 to 1.60	5.58 to 5.43
	12/31/2002		1,968,384	1.06 to 1.06	2,085,069	5.10	1.45 to 1.60	5.26 to 5.10
	12/31/2001	(1)	1,978,952	1.01 to 1.01	1,991,593	3.68	1.45 to 1.60	0.64 to 0.56
Dreyfus Socially Responsible Growth Fund, Inc.
	12/31/2003		31,873	0.78 to 0.78	24,943	0.00	1.45 to 1.60	23.96 to 23.77
	12/31/2002		45,217	0.63 to 0.63	28,546	0.01	1.45 to 1.60	(30.15) to (30.25)
	12/31/2001	(1)	46,459	0.90 to 0.90	41,993	0.00	1.45 to 1.60	(9.61) to (9.68)
Dreyfus VIF - Appreciation Bond
	12/31/2003		2,160,006	0.93 to 0.93	2,011,508	1.23	1.45 to 1.60	19.10 to 18.93
	12/31/2002		2,126,686	0.78 to 0.78	1,663,289	0.93	1.45 to 1.60	(18.08) to (18.20)
	12/31/2001	(1)	1,927,309	0.95 to 0.95	1,840,183	1.10	1.45 to 1.60	(4.52) to (4.60)
Seligman Global Technology
	12/31/2003		66,824	0.82 to 0.81	54,327	0.00	1.45 to 1.60	34.11 to 33.92
	12/31/2002		67,931	0.61 to 0.61	41,232	0.00	1.45 to 1.60	(32.76) to (32.86)
	12/31/2001	(1)	71,941	0.90 to 0.90	65,029	0.00	1.45 to 1.60	(9.55) to (9.63)

72

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Communications and Information
	12/31/2003		85,114	$0.88 to $0.88	$74,868	0.00	1.45% to 1.60%	42.00% to 41.79%
	12/31/2002		40,894	0.62 to 0.62	25,340	0.00	1.45 to 1.60	(37.15) to (37.24)
	12/31/2001	(1)	144,830	0.99 to 0.99	142,888	0.00	1.45 to 1.60	(1.34) to (1.41)
Seligman Capital
	12/31/2003		170,506	0.84 to 0.84	143,329	0.00	1.45 to 1.60	33.82 to 33.62
	12/31/2002		129,415	0.63 to 0.63	81,287	0.00	1.45 to 1.60	(34.10) to (34.20)
	12/31/2001	(1)	113,942	0.95 to 0.95	108,687	0.00	1.45 to 1.60	(4.58) to (4.65)
Equity Index
	12/31/2003		2,767,220	1.03 to 1.03	2,843,453	0.95	1.45 to 1.60	26.63 to 26.45
	12/31/2002	(1)	1,107,816	0.81 to 0.81	899,621	0.00	1.45 to 1.60	(18.79) to (18.87)
Mid-Cap Index
	12/31/2003		2,044,723	1.05 to 1.05	2,140,951	0.52	1.45 to 1.60	32.14 to 31.95
	12/31/2002	(1)	878,660	0.79 to 0.79	696,625	0.00	1.45 to 1.60	(20.71) to (20.79)
REIT Index
	12/31/2003		668,543	1.25 to 1.25	834,309	1.44	1.45 to 1.60	33.55 to 33.35
	12/31/2002	(1)	99,440	0.94 to 0.93	92,993	0.00	1.45 to 1.60	(6.42) to (6.52)
Short-Term Corporate
	12/31/2003		2,470,733	1.06 to 1.06	2,622,004	3.73	1.45 to 1.60	0.02 to 0.02
	12/31/2002	(1)	2,560,900	1.04 to 1.04	2,663,158	0.00	1.45 to 1.60	3.99 to 3.89
Total Bond Market Index
	12/31/2003		1,521,413	1.08 to 1.08	1,646,824	1.89	1.45 to 1.60	2.53 to 2.38
	12/31/2002	(1)	112,776	1.06 to 1.06	119,083	0.00	1.45 to 1.60	5.61 to 5.51

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

73

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.45%	May 1, 2001
1.60%	May 1, 2001

There are subaccounts that have total returns outside of the range indiciated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	Total Return
Alger Aggressive Growth	(17.70)%
Clarion Real Estate Securities	9.40%
Credit Suisse - International Focus	(23.27)%
Credit Suisse - Small Cap Growth	(17.26)%
Dreyfus Small Cap Value	26.87%
Federated American Leaders	(5.64)%
Federated Capital Income	(15.00)%
Federated Fund for U.S. Government Securities II	5.44%
Federated High Income Bond	(0.13)%
Federated Prime Money	2.25%
Gartmore GVIT Developing Markets	(8.34)%
J.P. Morgan Enhanced Index	(13.29)%
Janus Growth	(29.27)%
Liberty Small Company Growth	(11.37)%
LKCM Strategic Total Return	(3.64)%
Strong Multi Cap Value	2.58%
Van Kampen Active International Allocation	(24.09)%
Wanger International Small Cap	(22.33)%
Wanger U.S. Smaller Companies	9.73%

74

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

75

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)	Financial Statements.

All required financial statements are included in Part B of this Registration Statements.

(b)	Exhibits.

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account./1/
(2)	Not Applicable.
(3)	Distribution Agreement.
	(a)	Principal Underwriting Agreement by and between Capital Holding Securities Corporation, National Home Life Assurance Company and National Home Life Assurance Company Separate Account VA V. Note 19
	(a)(1)	Amendment by and between Providian Securities Corporation (formerly Capital Holding Securities Corporation) and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company). Note 19
	(a)(2)	Amendment No. 2 by and between AFSG Securities Corporation (formerly Providian Securities Corporation) and Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company). Note 19
	(b)	Form of Selling Agreement./2/
(4)	(a)	Form of variable annuity contract (A Unit)./3/
	(b)	Form of variable annuity contract (B Unit)./3/
	(c)	Form of variable annuity contract (Advisor’s Edge Select)/10/
	(d)	Form of variable annuity policy (Advisor’s Edge)/15/
	(e)	Form of variable annuity policy (Advisor’s Edge Select)/15/
	(f)	Policy Rider (Guaranteed Minimum Income Benefit)/17/
	(g)	Policy Rider (Additional Death Benefit) /17/
	(h)	Policy Rider (Additional Death Benefit-Extra) /17/
	(i)	Policy Rider (Life with Emergency Cash) /17/
	(j)	Policy Rider (Initial Payment Guarantee)/17/
	(k)	Policy Rider (Additional Death Distribution II)/18/
	(l)	Policy Rider (Additional Death Benefit RTP 18 0103)/18/
(5)	(a)	Form of Application./4/
	(b)	403(b) Rider./2/
	(c)	Individual Retirement Annuity Rider./2/
	(d)	Advisor’s Edge and Advisor’s Edge Select are appless products
(6)	(a)	Articles of Redomestication and Reincorporation of Peoples Benefit Life Insurance Company./19/
	(b)	Amended and Restated By-Laws Peoples Benefit Life Insurance Company. Note 19.
(7)	Not Applicable.
(8)	(a)	Form of Participation Agreement for the Funds./3/
	(b)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./5/
	(c)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./5/
	(d)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./6/
	(e)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995./6/
	(f)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./6/
	(g)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./7/

	(h)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(i)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(j)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./8/
	(k)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(l)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./8/
	(m)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./9/
	(n)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./11/
	(n)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./15/
	(o)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./12/
	(o)(1)	Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./15/
	(p)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./13/
	(p)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./16/
	(q)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./14/
	(q)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./16/
	(r)	Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/15/
(8)	(s)	Form of Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 20
(9)	Opinion and Consent of Counsel./20/
(10)	(a)	Consent of Independent Auditors./20/
(10)	(b)	Opinion and Consent of Actuary. Note 20
(11)	No Financial Statements are omitted from Item 23.
(12)	Not Applicable.
(13)	Performance Computation./20/
(14)	Powers of Attorney. (G. Douglas Mangum, Jr; Martha A. McConnell; Brian A. Smith; Brenda K. Clancy;
Bart Herbert Jr.; Kathleen M. Modzelewski, Larry N. Norman; David G. Rekoski; Douglas A. Sarcia;
Craig D. Varmie) Note 15 (Marilyn Carp; Diane Mciners) Note 19.

/1/	Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/4/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/5/	Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/6/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.

/7/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.

/8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.

/9/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.

/10/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/11/	Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.

/12/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.

/13/	Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.

/14/	Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/15/	Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

/16/	Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed December 1, 2000.

/17/	Incorporated by reference from Post-Effective Amendment No. 18 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2002.

/18/	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-80958) on May 1, 2003.

/19/	Filed with Post-Effective Amendment No. 20 to this Form N-4 Registration Statement (File No. 33-80958) on January 22, 2004.

/20/	Filed herewith

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address*
Treasurer, (Chief Accounting Officer)	Martha A. McConnell
Vice President, Director	Brian A. Smith
Vice President, Director	Brenda K. Clancy
President, Director	Marilyn Carp
Chairman of the Board, Vice President, Director	Kathleen M. Modzelewski
Executive Vice President, Director	Larry N. Norman
Secretary, Vice President, General Counsel, Director	Craig D. Vermie
Vice President, Director	Diane Meiners
Vice President	Frank A. Comp

*	The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 520 Park Avenue, Baltimore, MD 21201-4500 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.		100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100%TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
T 5/8A Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high- yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2003, there were 2834 Contract Owners of the Advisor’s Edge Variable Annuity and 1049 Contract Owners of the Advisor’s Edge Select Variable Annuity.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29. PRINCIPAL UNDERWRITERS

AFSG Securities Corporation, the broker/dealer, received $1,064,093.46 for the Advisor’s Edge and $984,024.17 for the Advisor’s Edge Select from the Registrant for the year ending December 31, 2003, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

(b)	Directors and Officers

Larry N. Norman	President, Director
Anne M. Spaes	Vice President, Director
Lisa A. Wachendorf	Vice President, Chief Compliance Officer, Director
John K. Carter	Vice President
William G. Cummings	Vice President, Controller and Treasurer
Thomas R. Moriarty	Vice President
Frank A. Camp	Secretary
Linda Gilmer	Assistant Treasurer
Priscilla I. Hechler	Assistant Vice President, Assistant Secretary
Darin D. Smith	Vice President, Assistant Secretary
Teresa L. Stolba	Assistant Compliance Officer
Emily Bates	Assistant Treasurer
Clifton W. Flenniken	Assistant Treasurer

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained Manager Regulatory Filing Unit in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS.

(a)	Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Peoples Benefit Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2004.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

PEOPLES BENEFIT LIFE INSURANCE COMPANY Depositor

*

Larry N. Norman Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director and Vice President

* Larry N. Norman	Director (Principal Executive Officer)

* Brian A. Smith	Director and Vice President

* Marilyn Carp	Director and President

* Craig D. Vermie	Director, Secretary, Vice President and General Counsel

* Kathleen M. Modzelewski	Director and Vice President

* Diane Meiners	Director and Vice President

* Martha A. McConnell	Treasurer (Chief Accounting Officer)

/s/ Frank A. Camp Frank A. Camp	Vice President	April 29, 2004

*	By Frank A. Camp,

Attorney-in-Fact

Registration No.

33 - 80958

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(s)	Form of Participation Agreement (Fidelity)

(9)	Opinion and Consent of Counsel

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.